2011 Annual Report

RiverSource(R)
Innovations Variable Annuity


                                                    (RIVERSOURCE ANNUITIES LOGO)

45282 N (4/12)             Issued by: RiverSource Life Insurance Co. of New York

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Account 2 that is offered through RiverSource(R) Innovations Variable Annuity sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, at December 31, 2011, the results of their operations for the period then ended, and the changes in their net assets for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2011 by correspondence with the affiliated and unaffiliated mutual fund managers, provides a reasonable basis for our opinion. The financial statements of the divisions of the Account as of December 31, 2010 and for the periods disclosed in those financial statements were audited by other auditors whose report dated April 22, 2011 expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP

April 20, 2012


--------------------------------------------------------------------------------
                RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  1

STATEMENTS OF ASSETS AND LIABILITIES

                                                 AB VPS BAL      AB VPS GLOBAL     AB VPS        AB VPS       COL VP
                                              WEALTH STRATEGY,   THEMATIC GRO,   GRO & INC,   LG CAP GRO,   CASH MGMT,
DEC. 31, 2011                                       CL B              CL B          CL B          CL B         CL 3
 ASSETS
Investments, at fair value(1),(2)                  $208,059          $125,705     $325,584      $85,212      $966,494
Dividends receivable                                     --                --           --           --             1
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                      --                --           --           --            --
Receivable for share redemptions                        225               131          464          125            --
----------------------------------------------------------------------------------------------------------------------
Total assets                                        208,284           125,836      326,048       85,337       966,495
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      198               115          414          112         1,125
    Administrative charge                                27                15           51           13           146
    Contract terminations                                --                --           --           --            --
Payable for investments purchased                        --                --           --           --            --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       225               130          465          125         1,271
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               207,498           124,755      324,220       84,858       946,121
Net assets applicable to seed money                     561               951        1,363          354        19,103
----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $208,059          $125,706     $325,583      $85,212      $965,224
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                19,265             8,669       18,230        3,256       966,494
(2) Investments, at cost                           $198,848          $124,475     $375,228      $69,645      $966,299
----------------------------------------------------------------------------------------------------------------------


                                                   COL VP            COL VP        COL VP        COL VP       COL VP
                                                  DIV BOND,       DIV EQ INC,      DYN EQ,    LG CAP GRO,    S&P 500,
DEC. 31, 2011 (CONTINUED)                           CL 3              CL 3          CL 3          CL 3         CL 3
 ASSETS
Investments, at fair value(1),(2)                $1,092,851        $2,362,220     $563,221      $17,098      $993,258
Dividends receivable                                     --                --           --           --            --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     175                --           --           --            --
Receivable for share redemptions                         --                --           --           --            --
----------------------------------------------------------------------------------------------------------------------
Total assets                                      1,093,026         2,362,220      563,221       17,098       993,258
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    1,033             2,320          560           13           952
    Administrative charge                               136               293           70            2           122
    Contract terminations                                --               840          381           --            --
Payable for investments purchased                        --                --           --           --            --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                     1,169             3,453        1,011           15         1,074
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             1,086,645         2,358,456      561,403       15,961       991,619
Net assets applicable to seed money                   5,212               311          807        1,122           565
----------------------------------------------------------------------------------------------------------------------
Total net assets                                 $1,091,857        $2,358,767     $562,210      $17,083      $992,184
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                97,576           188,827       27,704        2,591       113,515
(2) Investments, at cost                         $1,027,144        $2,497,817     $578,853      $15,878      $895,225
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
2  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                  COL VP        FID VIP      FID VIP      FID VIP     FID VIP
                                             SHORT DURATION,  CONTRAFUND,     GRO,        MID CAP,   OVERSEAS,
DEC. 31, 2011 (CONTINUED)                          CL 3        SERV CL 2    SERV CL 2    SERV CL 2   SERV CL 2
 ASSETS
Investments, at fair value(1),(2)               $1,011,164    $7,728,307     $500,502    $2,133,292   $509,137
Dividends receivable                                    --            --           --            --         --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     --            --           --           234        209
Receivable for share redemptions                        --         8,836          579         2,372        550
--------------------------------------------------------------------------------------------------------------
Total assets                                     1,011,164     7,737,143      501,081     2,135,898    509,896
--------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   1,011         7,391          517         2,107        487
    Administrative charge                              125           962           62           266         63
    Contract terminations                               --           482           --            --         --
Payable for investments purchased                       --            --           --           234        209
--------------------------------------------------------------------------------------------------------------
Total liabilities                                    1,136         8,835          579         2,607        759
--------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            1,005,554     7,727,633      499,592     2,132,670    508,604
Net assets applicable to seed money                  4,474           675          910           621        533
--------------------------------------------------------------------------------------------------------------
Total net assets                                $1,010,028    $7,728,308     $500,502    $2,133,291   $509,137
--------------------------------------------------------------------------------------------------------------
(1) Investment shares                               97,041       341,356       13,701        74,643     37,658
(2) Investments, at cost                        $  991,713    $8,904,769     $417,871    $2,069,784   $644,472
--------------------------------------------------------------------------------------------------------------


                                               FTVIPT FRANK  FTVIPT FRANK FTVIPT FRANK     FTVIPT      FTVIPT
                                               GLOBAL REAL      SM CAP     SM MID CAP  MUTUAL SHARES  TEMP FOR
DEC. 31, 2011 (CONTINUED)                       EST, CL 2      VAL, CL 2    GRO, CL 2    SEC, CL 2   SEC, CL 2
 ASSETS
Investments, at fair value(1),(2)                 $ 77,599      $425,018   $1,027,790    $2,010,808   $567,845
Dividends receivable                                    --            --           --            --         --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     --            --           --            --         --
Receivable for share redemptions                        85           452        1,113         2,318        602
--------------------------------------------------------------------------------------------------------------
Total assets                                        77,684       425,470    1,028,903     2,013,126    568,447
--------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      76           399          987         2,003        532
    Administrative charge                               10            53          127           259         70
    Contract terminations                               --            --           --            56         --
Payable for investments purchased                       --            --           --            --         --
--------------------------------------------------------------------------------------------------------------
Total liabilities                                       86           452        1,114         2,318        602
--------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               77,439       424,913    1,027,398     2,010,560    567,699
Net assets applicable to seed money                    159           105          391           248        146
--------------------------------------------------------------------------------------------------------------
Total net assets                                  $ 77,598      $425,018   $1,027,789    $2,010,808   $567,845
--------------------------------------------------------------------------------------------------------------
(1) Investment shares                                6,928        27,368       50,161       130,742     45,211
(2) Investments, at cost                          $129,109      $392,567   $  912,255    $2,109,415   $615,165
--------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
                RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  3

STATEMENTS OF ASSETS AND LIABILITIES

                                                INVESCO       INVESCO     INVESCO         MFS             MFS
                                           VANK VI VAL OPP, VI CAP DEV, VI CORE EQ, INV GRO STOCK,     NEW DIS,
DEC. 31, 2011 (CONTINUED)                       SER II         SER II      SER II       SERV CL         SERV CL
 ASSETS
Investments, at fair value(1),(2)               $588,731      $109,949       $8,914    $152,417         $273,456
Dividends receivable                                  --            --           --          --               --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments                --            --           --          --               --
Receivable for share redemptions                     989           112            8         163              291
-------------------------------------------------------------------------------------------------------------------
Total assets                                     589,720       110,061        8,922     152,580          273,747
-------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   584            98            8         143              257
    Administrative charge                             76            14            1          21               35
    Contract terminations                            329            --           --          --               --
Payable for investments purchased                     --            --           --          --               --
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                    989           112            9         164              292
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            588,369       108,702        8,182     151,734          272,611
Net assets applicable to seed money                  362         1,247          731         682              844
-------------------------------------------------------------------------------------------------------------------
Total net assets                                $588,731      $109,949       $8,913    $152,416         $273,455
-------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             96,831         9,117          336      14,152           19,902
(2) Investments, at cost                        $763,976      $113,507       $8,250    $122,062         $269,366
-------------------------------------------------------------------------------------------------------------------


                                                  MFS           MFS        OPPEN         OPPEN           OPPEN
                                             TOTAL RETURN,   UTILITIES,   CAP APPR    GLOBAL SEC   GLOBAL STRATEGIC
DEC. 31, 2011 (CONTINUED)                       SERV CL       SERV CL     VA, SERV     VA, SERV       INC VA, SRV
 ASSETS
Investments, at fair value(1),(2)             $2,020,126      $148,437   $2,829,007    $377,719       $3,399,575
Dividends receivable                                  --            --           --          --               --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments                --            --           --          --              983
Receivable for share redemptions                   2,162           149        3,373         430            3,745
-------------------------------------------------------------------------------------------------------------------
Total assets                                   2,022,288       148,586    2,832,380     378,149        3,404,303
-------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                 1,913           131        2,773         378            3,318
    Administrative charge                            249            18          358          52              427
    Contract terminations                             --            --          242          --               --
Payable for investments purchased                     --            --           --          --              983
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                  2,162           149        3,373         430            4,728
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          2,019,221       146,647    2,827,711     376,259        3,399,005
Net assets applicable to seed money                  905         1,790        1,296       1,460              570
-------------------------------------------------------------------------------------------------------------------
Total net assets                              $2,020,126      $148,437   $2,829,007    $377,719       $3,399,575
-------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            110,329         5,769       71,802      13,882          619,230
(2) Investments, at cost                      $2,123,095      $117,653   $2,532,348    $389,909       $3,217,863
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
4  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                    OPPEN       OPPEN MAIN      PUT VT       PUT VT        PUT VT
                                                 HI INC VA,   ST SM MID CAP   GRO & INC,    INTL EQ,   MULTI-CAP GRO,
DEC. 31, 2011 (CONTINUED)                           SERV         VA, SERV        CL IB       CL IB          CL IB
 ASSETS
Investments, at fair value(1),(2)                 $ 77,748      $1,305,372     $172,683     $13,856         $15,086
Dividends receivable                                    --              --           --          --              --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                        --              --           --          --              --
Receivable for share redemptions                        73           1,467          205          32              19
---------------------------------------------------------------------------------------------------------------------
Total assets                                        77,821       1,306,839      172,888      13,888          15,105
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      64           1,302          183          28              18
    Administrative charge                                9             165           22           4               2
    Contract terminations                               --              --           --          --              --
Payable for investments purchased                       --              --           --          --              --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                       73           1,467          205          32              20
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               77,543       1,304,655      172,275      13,204          14,225
Net assets applicable to seed money                    205             717          408         652             860
---------------------------------------------------------------------------------------------------------------------
Total net assets                                  $ 77,748      $1,305,372     $172,683     $13,856         $15,085
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               40,706          76,696       11,286       1,460             783
(2) Investments, at cost                          $140,232      $1,132,377     $253,448     $21,313         $14,102
---------------------------------------------------------------------------------------------------------------------


                                                                                             PUT VT       VP PTNRS
                                                                                           RESEARCH,     SM CAP VAL,
DEC. 31, 2011 (CONTINUED)                                                                    CL IB          CL 3
 ASSETS
Investments, at fair value(1),(2)                                                              $543      $1,257,875
Dividends receivable                                                                             --              --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                                                                 --              --
Receivable for share redemptions                                                                 --              --
---------------------------------------------------------------------------------------------------------------------
Total assets                                                                                    543       1,257,875
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                                                                1           1,261
    Administrative charge                                                                        --             157
    Contract terminations                                                                        --           1,505
Payable for investments purchased                                                                --              --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                 1           2,923
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                                                            --       1,254,428
Net assets applicable to seed money                                                             542             524
---------------------------------------------------------------------------------------------------------------------
Total net assets                                                                               $542      $1,254,952
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                                                            46          86,274
(2) Investments, at cost                                                                       $476      $1,196,817
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
                RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  5

STATEMENTS OF OPERATIONS

                                                 AB VPS BAL      AB VPS GLOBAL     AB VPS        AB VPS       COL VP
                                              WEALTH STRATEGY,   THEMATIC GRO,   GRO & INC,   LG CAP GRO,   CASH MGMT,
YEAR ENDED DEC. 31, 2011                            CL B              CL B          CL B          CL B         CL 3
 INVESTMENT INCOME
Dividend income                                   $  5,375              $ 564      $ 5,896         $ 164        $  115
Variable account expenses                            3,012              2,029        7,229         2,681        15,339
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      2,363             (1,465)      (1,333)       (2,517)      (15,224)
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                            104,689             13,857      268,491       130,926     1,353,957
    Cost of investments sold                        96,026             12,358      317,058       101,799     1,353,881
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        8,663              1,499      (48,567)       29,127            76
Distributions from capital gains                        --                 --           --            --            --
Net change in unrealized appreciation or
  depreciation of investments                      (21,248)           (42,520)      72,631       (33,725)          (72)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (12,585)           (41,021)      24,064        (4,598)            4
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $(10,222)          $(42,486)    $ 22,731      $ (7,115)    $ (15,220)
----------------------------------------------------------------------------------------------------------------------


                                                   COL VP            COL VP        COL VP        COL VP       COL VP
                                                  DIV BOND,       DIV EQ INC,      DYN EQ,    LG CAP GRO,    S&P 500,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                CL 3              CL 3          CL 3          CL 3         CL 3
 INVESTMENT INCOME
Dividend income                                   $ 62,834              $  --        $  --        $   --         $  --
Variable account expenses                           17,552             33,896        7,951           212        14,549
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     45,282            (33,896)      (7,951)         (212)      (14,549)
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                            622,858            450,455       72,539         4,416       403,760
    Cost of investments sold                       591,442            448,674       73,538         3,875       361,062
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       31,416              1,781         (999)          541        42,698
Distributions from capital gains                        --                 --           --            --            --
Net change in unrealized appreciation or
  depreciation of investments                       (7,854)          (112,543)      32,107        (1,015)      (26,040)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      23,562           (110,762)      31,108          (474)       16,658
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $ 68,844          $(144,658)     $23,157        $ (686)      $ 2,109
----------------------------------------------------------------------------------------------------------------------


                                                   COL VP           FID VIP        FID VIP      FID VIP       FID VIP
                                               SHORT DURATION,    CONTRAFUND,       GRO,        MID CAP,     OVERSEAS,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                CL 3           SERV CL 2      SERV CL 2    SERV CL 2     SERV CL 2
 INVESTMENT INCOME
Dividend income                                   $  9,604           $ 64,946        $ 670        $  521       $ 6,974
Variable account expenses                           14,648            114,482        7,790        34,872         7,915
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (5,044)           (49,536)      (7,120)      (34,351)         (941)
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                            261,689          1,677,282       84,704       750,780        64,761
    Cost of investments sold                       257,243          1,834,774       69,124       676,528        64,947
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        4,446           (157,492)      15,580        74,252          (186)
Distributions from capital gains                        --                 --        1,943         4,094         1,177
Net change in unrealized appreciation or
  depreciation of investments                          906           (119,970)     (14,433)     (367,156)     (111,475)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       5,352           (277,462)       3,090      (288,810)     (110,484)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          $ 308         $ (326,998)    $ (4,030)    $(323,161)    $(111,425)
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
6  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                               FTVIPT FRANK   FTVIPT FRANK   FTVIPT FRANK       FTVIPT            FTVIPT
                                               GLOBAL REAL       SM CAP       SM MID CAP     MUTUAL SHARES       TEMP FOR
YEAR ENDED DEC. 31, 2011 (CONTINUED)            EST, CL 2       VAL, CL 2      GRO, CL 2       SEC, CL 2         SEC, CL 2
 INVESTMENT INCOME
Dividend income                                  $  6,574        $  3,303        $    --        $ 58,298           $ 11,580
Variable account expenses                           1,169           6,080         14,509          33,758              8,839
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     5,405          (2,777)       (14,509)         24,540              2,741
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                            92,954         152,136         73,515         789,816            157,739
    Cost of investments sold                      157,439         134,607         63,016         812,552            155,902
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (64,485)         17,529         10,499         (22,736)             1,837
Distributions from capital gains                       --              --             --              --                 --
Net change in unrealized appreciation or
  depreciation of investments                      53,575         (37,607)       (62,433)        (52,693)           (83,368)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (10,910)        (20,078)       (51,934)        (75,429)           (81,531)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $ (5,505)      $ (22,855)      $(66,443)      $ (50,889)         $ (78,790)
-----------------------------------------------------------------------------------------------------------------------------


                                                 INVESCO         INVESCO        INVESCO           MFS               MFS
                                               VANK VI VAL     VI CAP DEV,    VI CORE EQ,   INV GRO STOCK,       NEW DIS,
YEAR ENDED DEC. 31, 2011 (CONTINUED)           OPP, SER II       SER II         SER II          SERV CL           SERV CL
 INVESTMENT INCOME
Dividend income                                  $  4,427         $    --           $ 71        $    662            $    --
Variable account expenses                           9,151           1,879             98           3,055              4,780
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (4,724)         (1,879)           (27)         (2,393)            (4,780)
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           182,204          51,829            360         150,349            105,622
    Cost of investments sold                      241,710          50,512            318         117,333             91,888
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (59,506)          1,317             42          33,016             13,734
Distributions from capital gains                       --              --             --              --             47,087
Net change in unrealized appreciation or
  depreciation of investments                      30,512         (11,161)          (127)        (28,949)           (95,022)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (28,994)         (9,844)           (85)          4,067            (34,201)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ (33,718)       $(11,723)         $(112)       $  1,674          $ (38,981)
-----------------------------------------------------------------------------------------------------------------------------


                                                   MFS             MFS           OPPEN           OPPEN             OPPEN
                                              TOTAL RETURN,    UTILITIES,      CAP APPR       GLOBAL SEC     GLOBAL STRATEGIC
YEAR ENDED DEC. 31, 2011 (CONTINUED)             SERV CL         SERV CL       VA, SERV        VA, SERV         INC VA, SRV
 INVESTMENT INCOME
Dividend income                                  $ 56,828        $  4,242      $   3,518        $  5,670         $  116,177
Variable account expenses                          31,840           1,807         42,107           6,855             51,616
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    24,988           2,435        (38,589)         (1,185)            64,561
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           721,698          71,156        544,833         135,693          1,067,196
    Cost of investments sold                      751,934          54,494        485,009         135,462            979,429
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (30,236)         16,662         59,824             231             87,767
Distributions from capital gains                       --              --             --              --             50,549
Net change in unrealized appreciation or
  depreciation of investments                      14,640         (10,358)      (101,891)        (55,783)          (216,027)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (15,596)          6,304        (42,067)        (55,552)           (77,711)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $   9,392        $  8,739      $ (80,656)      $ (56,737)       $   (13,150)
-----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
                RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  7

STATEMENTS OF OPERATIONS

                                                    OPPEN       OPPEN MAIN      PUT VT       PUT VT        PUT VT
                                                 HI INC VA,   ST SM MID CAP   GRO & INC,    INTL EQ,   MULTI-CAP GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                SERV         VA, SERV        CL IB       CL IB          CL IB
 INVESTMENT INCOME
Dividend income                                    $  9,136     $   6,161      $  2,462     $  2,034       $    41
Variable account expenses                             1,043        20,587         2,786          841           256
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       8,093       (14,426)         (324)       1,193          (215)
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              26,778       366,540        27,419       47,090        10,735
    Cost of investments sold                         46,854       310,218        39,355       61,685         9,327
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (20,076)       56,322       (11,936)     (14,595)        1,408
Distributions from capital gains                         --            --            --           --            --
Net change in unrealized appreciation or
  depreciation of investments                        10,127      (104,776)           25        1,438        (2,091)
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       (9,949)      (48,454)      (11,911)     (13,157)         (683)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $  (1,856)    $ (62,880)     $(12,235)    $(11,964)      $  (898)
---------------------------------------------------------------------------------------------------------------------


                                                                                             PUT VT       VP PTNRS
                                                                                           RESEARCH,     SM CAP VAL,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                                                         CL IB          CL 3
 INVESTMENT INCOME
Dividend income                                                                               $   69      $     --
Variable account expenses                                                                         67        17,927
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                    2       (17,927)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                                                        8,107       196,573
    Cost of investments sold                                                                   8,226       177,608
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                                                                   (119)       18,965
Distributions from capital gains                                                                  --            --
Net change in unrealized appreciation or
  depreciation of investments                                                                   (385)      (69,805)
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                  (504)      (50,840)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                                            $  (502)     $(68,767)
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


--------------------------------------------------------------------------------
8  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                 AB VPS BAL      AB VPS GLOBAL     AB VPS        AB VPS        COL VP
                                              WEALTH STRATEGY,   THEMATIC GRO,   GRO & INC,   LG CAP GRO,    CASH MGMT,
YEAR ENDED DEC. 31, 2011                            CL B              CL B          CL B          CL B          CL 3
 OPERATIONS
Investment income (loss) -- net                   $   2,363         $ (1,465)     $  (1,333)   $  (2,517)   $   (15,224)
Net realized gain (loss) on sales of
  investments                                         8,663            1,499        (48,567)      29,127             76
Distributions from capital gains                         --               --             --           --             --
Net change in unrealized appreciation or
  depreciation of investments                       (21,248)         (42,520)        72,631      (33,725)           (72)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (10,222)         (42,486)        22,731       (7,115)       (15,220)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              140               --             75          125          2,310
Net transfers(1)                                      1,055              433         (4,793)     (31,876)     1,173,199
Contract terminations:
    Surrender benefits and contract charges         (96,911)         (11,967)      (255,374)     (94,640)    (1,246,785)
    Death benefits                                   (4,658)              --             --           --             --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     (100,374)         (11,534)      (260,092)    (126,391)       (71,276)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     318,655          179,726        562,944      218,718      1,051,720
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 208,059         $125,706      $ 325,583    $  85,212    $   965,224
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              289,004          102,388        395,661      148,997        982,996
Contract purchase payments                               --               --             --           --             --
Net transfers(1)                                      1,008              248         (3,079)     (23,289)     1,121,509
Contract terminations:
    Surrender benefits and contract charges         (89,057)          (7,905)      (173,860)     (64,979)    (1,193,599)
    Death benefits                                   (4,471)              --             --           --             --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    196,484           94,731        218,722       60,729        910,906
-----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
                RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  9

STATEMENTS OF CHANGES IN NET ASSETS

                                                       COL VP        COL VP      COL VP       COL VP       COL VP
                                                      DIV BOND,   DIV EQ INC,    DYN EQ,   LG CAP GRO,    S&P 500,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                    CL 3          CL 3        CL 3         CL 3         CL 3
 OPERATIONS
Investment income (loss) -- net                      $   45,282    $  (33,896)  $ (7,951)    $  (212)    $  (14,549)
Net realized gain (loss) on sales of investments         31,416         1,781       (999)        541         42,698
Distributions from capital gains                             --            --         --          --             --
Net change in unrealized appreciation or
  depreciation of investments                            (7,854)     (112,543)    32,107      (1,015)       (26,040)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        68,844      (144,658)    23,157        (686)         2,109
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               10,016        26,799        527          --         23,376
Net transfers(1)                                       (247,269)      (95,268)   (32,002)       (983)       (53,704)
Contract terminations:
    Surrender benefits and contract charges            (242,077)     (171,311)   (24,152)     (2,995)      (309,354)
    Death benefits                                      (77,810)       (5,943)    (2,738)         --             --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (557,140)     (245,723)   (58,365)     (3,978)      (339,682)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,580,153     2,749,148    597,418      21,747      1,329,757
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $1,091,857    $2,358,767   $562,210     $17,083     $  992,184
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,239,354     1,706,374    593,919      14,771        869,524
Contract purchase payments                                6,924        13,657        470          --         19,898
Net transfers(1)                                       (194,493)      (42,624)   (29,921)       (669)       (34,831)
Contract terminations:
    Surrender benefits and contract charges            (186,503)      (97,371)   (23,770)     (2,128)      (204,835)
    Death benefits                                      (60,142)       (3,069)    (2,608)         --             --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        805,140     1,576,967    538,090      11,974        649,756
-------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
10  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                        COL VP         FID VIP      FID VIP      FID VIP     FID VIP
                                                   SHORT DURATION,   CONTRAFUND,      GRO,      MID CAP,    OVERSEAS,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                     CL 3         SERV CL 2    SERV CL 2    SERV CL 2   SERV CL 2
 OPERATIONS
Investment income (loss) -- net                       $   (5,044)    $   (49,536)   $ (7,120)  $  (34,351)  $    (941)
Net realized gain (loss) on sales of investments           4,446        (157,492)     15,580       74,252        (186)
Distributions from capital gains                              --              --       1,943        4,094       1,177
Net change in unrealized appreciation or
  depreciation of investments                                906        (119,970)    (14,433)    (367,156)   (111,475)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                            308        (326,998)     (4,030)    (323,161)   (111,425)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                72,332          86,079       1,515       62,372       1,701
Net transfers(1)                                         (36,150)       (367,220)     (3,761)       7,647      20,763
Contract terminations:
    Surrender benefits and contract charges             (183,548)       (987,643)    (72,761)    (639,122)    (54,807)
    Death benefits                                        (6,657)        (84,292)         --      (19,658)     (1,241)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (154,023)     (1,353,076)    (75,007)    (588,761)    (33,584)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,163,743       9,408,382     579,539    3,045,213     654,146
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $1,010,028     $ 7,728,308    $500,502   $2,133,291   $ 509,137
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,079,891       5,460,867     376,301    1,184,306     331,134
Contract purchase payments                                67,802          49,219         903       37,227         811
Net transfers(1)                                         (33,317)       (199,757)     (2,290)       5,382      14,087
Contract terminations:
    Surrender benefits and contract charges             (169,943)       (528,387)    (44,926)    (242,870)    (25,948)
    Death benefits                                        (6,184)        (44,668)         --       (7,253)       (584)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         938,249       4,737,274     329,988      976,792     319,500
---------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  11

STATEMENTS OF CHANGES IN NET ASSETS

                                                 FTVIPT FRANK   FTVIPT FRANK   FTVIPT FRANK       FTVIPT        FTVIPT
                                                  GLOBAL REAL      SM CAP       SM MID CAP    MUTUAL SHARES    TEMP FOR
YEAR ENDED DEC. 31, 2011 (CONTINUED)               EST, CL 2      VAL, CL 2      GRO, CL 2      SEC, CL 2     SEC, CL 2
 OPERATIONS
Investment income (loss) -- net                    $  5,405       $  (2,777)    $  (14,509)     $   24,540    $   2,741
Net realized gain (loss) on sales of
  investments                                       (64,485)         17,529         10,499         (22,736)       1,837
Distributions from capital gains                         --              --             --              --           --
Net change in unrealized appreciation or
  depreciation of investments                        53,575         (37,607)       (62,433)        (52,693)     (83,368)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (5,505)        (22,855)       (66,443)        (50,889)     (78,790)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               75              75          3,301           4,407           75
Net transfers(1)                                        480           4,881         14,461        (145,855)     (27,476)
Contract terminations:
    Surrender benefits and contract charges         (91,628)       (126,964)       (51,965)       (534,276)    (106,717)
    Death benefits                                       --          (9,559)            --         (67,554)          --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (91,073)       (131,567)       (34,203)       (743,278)    (134,118)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     174,176         579,440      1,128,435       2,804,975      780,753
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 77,598       $ 425,018     $1,027,789      $2,010,808    $ 567,845
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              118,734         251,039        571,993       1,803,196      366,366
Contract purchase payments                               --              --          1,505           2,696           --
Net transfers(1)                                        319           2,102          7,598         (97,776)     (14,519)
Contract terminations:
    Surrender benefits and contract charges         (62,759)        (54,406)       (26,438)       (339,690)     (50,291)
    Death benefits                                       --          (4,832)            --         (45,045)          --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     56,294         193,903        554,658       1,323,381      301,556
-----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
12  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                    INVESCO       INVESCO       INVESCO           MFS           MFS
                                                  VANK VI VAL   VI CAP DEV,   VI CORE EQ,   INV GRO STOCK,   NEW DIS,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              OPP, SER II      SER II        SER II         SERV CL       SERV CL
 OPERATIONS
Investment income (loss) -- net                    $  (4,724)     $ (1,879)      $  (27)       $  (2,393)    $ (4,780)
Net realized gain (loss) on sales of investments     (59,506)        1,317           42           33,016       13,734
Distributions from capital gains                          --            --           --               --       47,087
Net change in unrealized appreciation or
  depreciation of investments                         30,512       (11,161)        (127)         (28,949)     (95,022)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (33,718)      (11,723)        (112)           1,674      (38,981)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               477         2,347           --              150        1,045
Net transfers(1)                                      31,806           340           (8)         (34,902)     (23,971)
Contract terminations:
    Surrender benefits and contract charges         (160,734)      (46,683)        (255)        (112,393)     (72,000)
    Death benefits                                    (2,205)           --           --               --           --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (130,656)      (43,996)        (263)        (147,145)     (94,926)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      753,105       165,668        9,288          297,887      407,362
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 588,731      $109,949       $8,913        $ 152,416     $273,455
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               618,136        88,419        7,851          193,878      185,710
Contract purchase payments                               288         1,060           --               --          456
Net transfers(1)                                      25,793           241           --          (21,774)      (9,755)
Contract terminations:
    Surrender benefits and contract charges         (128,383)      (26,232)        (226)         (72,904)     (35,052)
    Death benefits                                    (1,644)           --           --               --           --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     514,190        63,488        7,625           99,200      141,359
---------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  13

STATEMENTS OF CHANGES IN NET ASSETS

                                                       MFS            MFS         OPPEN        OPPEN           OPPEN
                                                  TOTAL RETURN,   UTILITIES,    CAP APPR    GLOBAL SEC   GLOBAL STRATEGIC
YEAR ENDED DEC. 31, 2011 (CONTINUED)                 SERV CL        SERV CL     VA, SERV     VA, SERV       INC VA, SRV
 OPERATIONS
Investment income (loss) -- net                     $   24,988     $  2,435    $  (38,589)   $  (1,185)     $   64,561
Net realized gain (loss) on sales of investments       (30,236)      16,662        59,824          231          87,767
Distributions from capital gains                            --           --            --           --          50,549
Net change in unrealized appreciation or
  depreciation of investments                           14,640      (10,358)     (101,891)     (55,783)       (216,027)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        9,392        8,739       (80,656)     (56,737)        (13,150)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               4,151       17,905        35,775        2,182          12,736
Net transfers(1)                                      (152,598)       9,694       (80,926)     (11,035)        (79,828)
Contract terminations:
    Surrender benefits and contract charges           (441,175)     (57,072)     (358,136)    (102,959)       (791,555)
    Death benefits                                     (82,698)     (11,247)      (29,515)          --          (1,952)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (672,320)     (40,720)     (432,802)    (111,812)       (860,599)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      2,683,054      180,418     3,342,465      546,268       4,273,324
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $2,020,126     $148,437    $2,829,007    $ 377,719      $3,399,575
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               1,891,137       66,007     2,463,059      247,266       2,832,622
Contract purchase payments                               2,837       10,144        29,870          860           8,099
Net transfers(1)                                      (108,258)       3,310       (60,599)      (6,549)        (53,561)
Contract terminations:
    Surrender benefits and contract charges           (305,688)     (19,456)     (255,833)     (51,595)       (499,487)
    Death benefits                                     (58,660)      (3,674)      (20,389)          --          (1,217)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     1,421,368       56,331     2,156,108      189,982       2,286,456
-------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
14  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                     OPPEN       OPPEN MAIN      PUT VT      PUT VT        PUT VT
                                                  HI INC VA,   ST SM MID CAP   GRO & INC,   INTL EQ,   MULTI-CAP GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                 SERV         VA, SERV        CL IB       CL IB         CL IB
 OPERATIONS
Investment income (loss) -- net                    $  8,093      $  (14,426)    $   (324)   $  1,193      $   (215)
Net realized gain (loss) on sales of investments    (20,076)         56,322      (11,936)    (14,595)        1,408
Distributions from capital gains                         --              --           --          --            --
Net change in unrealized appreciation or
  depreciation of investments                        10,127        (104,776)          25       1,438        (2,091)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (1,856)        (62,880)     (12,235)    (11,964)         (898)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              600          22,206           75         165           100
Net transfers(1)                                        (26)        (39,785)        (245)         60            (5)
Contract terminations:
    Surrender benefits and contract charges         (25,612)       (292,875)     (19,078)    (40,249)      (10,475)
    Death benefits                                       --          (7,378)      (5,001)     (6,001)           --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (25,038)       (317,832)     (24,249)    (46,025)      (10,380)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     104,642       1,686,084      209,167      71,845        26,363
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 77,748      $1,305,372     $172,683    $ 13,856      $ 15,085
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              257,540         863,296      184,186      40,612        22,630
Contract purchase payments                            1,491          16,288           --          --            --
Net transfers(1)                                        (43)        (19,908)        (306)         43            --
Contract terminations:
    Surrender benefits and contract charges         (60,521)       (147,530)     (18,717)    (28,187)       (9,132)
    Death benefits                                       --          (3,261)      (3,356)     (3,346)           --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    198,467         708,885      161,807       9,122        13,498
---------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  15

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          PUT VT      VP PTNRS
                                                                        RESEARCH,   SM CAP VAL,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                                      CL IB         CL 3
 OPERATIONS
Investment income (loss) -- net                                          $     2     $  (17,927)
Net realized gain (loss) on sales of investments                            (119)        18,965
Distributions from capital gains                                              --             --
Net change in unrealized appreciation or depreciation of investments        (385)       (69,805)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             (502)       (68,767)
-----------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                                    75         31,363
Net transfers(1)                                                              39           (638)
Contract terminations:
    Surrender benefits and contract charges                               (8,016)       (90,705)
    Death benefits                                                            --         (1,897)
-----------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            (7,902)       (61,877)
-----------------------------------------------------------------------------------------------
Net assets at beginning of year                                            8,946      1,385,596
-----------------------------------------------------------------------------------------------
Net assets at end of year                                                $   542     $1,254,952
-----------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                     5,699        803,384
Contract purchase payments                                                    --         19,747
Net transfers(1)                                                              25          4,727
Contract terminations:
    Surrender benefits and contract charges                               (5,724)       (46,526)
    Death benefits                                                            --           (835)
-----------------------------------------------------------------------------------------------
Units outstanding at end of year                                              --        780,497
-----------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
16  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                 AB VPS BAL      AB VPS GLOBAL     AB VPS        AB VPS       COL VP
                                              WEALTH STRATEGY,   THEMATIC GRO,   GRO & INC,   LG CAP GRO,   CASH MGMT,
YEAR ENDED DEC. 31, 2010                            CL B              CL B          CL B          CL B         CL 3
 OPERATIONS
Investment income (loss) -- net                   $  3,707          $  1,125      $ (12,518)    $ (2,431)   $  (20,043)
Net realized gain (loss) on sales of
  investments                                          368               420       (128,736)       3,768           329
Distributions from capital gains                        --                --             --           --            --
Net change in unrealized appreciation or
  depreciation of investments                       22,102            24,692        230,955       15,668          (321)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         26,177            26,237         89,701       17,005       (20,035)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             606             2,125            225           --        85,447
Net transfers(1)                                       998               (62)         4,097          181      (675,074)
Contract terminations:
    Surrender benefits and contract charges         (4,307)           (1,385)      (441,026)     (17,146)     (262,726)
    Death benefits                                      --                --             --           --       (28,528)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                      (2,703)              678       (436,704)     (16,965)     (880,881)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    295,181           152,811        909,947      218,678     1,952,636
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $318,655          $179,726      $ 562,944     $218,718    $1,051,720
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             291,554           102,079        716,057      161,189     1,836,638
Contract purchase payments                             548             1,249             --           --        67,241
Net transfers(1)                                       974               (17)         3,421          286      (651,539)
Contract terminations:
    Surrender benefits and contract charges         (4,072)             (923)      (323,817)     (12,478)     (243,753)
    Death benefits                                      --                --             --           --       (25,591)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   289,004           102,388        395,661      148,997       982,996
----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  17

STATEMENTS OF CHANGES IN NET ASSETS

                                                        COL VP        COL VP      COL VP       COL VP       COL VP
                                                      DIV BOND,    DIV EQ INC,    DYN EQ,   LG CAP GRO,    S&P 500,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                     CL 3          CL 3        CL 3         CL 3         CL 3
 OPERATIONS
Investment income (loss) -- net                      $    46,794   $   (60,199)  $ (7,478)    $   (370)   $  (15,531)
Net realized gain (loss) on sales of investments         452,851      (666,612)   (16,993)       1,393         1,748
Distributions from capital gains                              --            --         --           --            --
Net change in unrealized appreciation or
  depreciation of investments                           (177,426)    1,149,849    108,874        2,841       168,844
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        322,219       423,038     84,403        3,864       155,061
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               420,015       188,994        828       21,557        49,229
Net transfers(1)                                      (6,196,293)   (5,012,083)    (5,546)     (24,668)        3,309
Contract terminations:
    Surrender benefits and contract charges             (383,687)     (410,426)   (32,331)     (17,133)      (70,575)
    Death benefits                                       (53,268)      (34,101)    (8,872)          --            --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (6,213,233)   (5,267,616)   (45,921)     (20,244)      (18,037)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        7,471,167     7,593,726    558,936       38,127     1,192,733
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 1,580,153   $ 2,749,148   $597,418     $ 21,747    $1,329,757
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 6,438,816     6,142,612    643,448       31,189       882,858
Contract purchase payments                               361,232       179,948        850       16,955        35,079
Net transfers(1)                                      (5,203,143)   (4,299,487)    (4,443)     (18,630)        2,477
Contract terminations:
    Surrender benefits and contract charges             (314,386)     (294,868)   (35,789)     (14,743)      (50,890)
    Death benefits                                       (43,165)      (21,831)   (10,147)          --            --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,239,354     1,706,374    593,919       14,771       869,524
--------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
18  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                        COL VP         FID VIP      FID VIP      FID VIP      FID VIP
                                                   SHORT DURATION,   CONTRAFUND,      GRO,       MID CAP,    OVERSEAS,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                     CL 3         SERV CL 2    SERV CL 2    SERV CL 2    SERV CL 2
 OPERATIONS
Investment income (loss) -- net                       $   (7,348)    $   (28,432)   $ (6,847)  $   (50,231)   $   (447)
Net realized gain (loss) on sales of investments          16,893        (493,483)       (591)      109,162      (8,969)
Distributions from capital gains                              --           4,020       1,750        12,735       1,180
Net change in unrealized appreciation or
  depreciation of investments                             18,094       1,825,029     110,781       841,368      79,176
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         27,639       1,307,134     105,093       913,034      70,940
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                76,698         238,976       1,515        72,471      33,466
Net transfers(1)                                        (691,728)     (1,143,222)    (11,203)   (1,641,424)      2,477
Contract terminations:
    Surrender benefits and contract charges              (77,468)       (668,909)     (6,727)     (955,610)    (29,271)
    Death benefits                                       (55,151)         (6,268)         --       (13,862)     (3,114)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (747,649)     (1,579,423)    (16,415)   (2,538,425)      3,558
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,883,753       9,680,671     490,861     4,670,604     579,648
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $1,163,743     $ 9,408,382    $579,539   $ 3,045,213    $654,146
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,776,177       6,688,546     389,282     2,648,799     330,394
Contract purchase payments                                71,399         151,176       1,071        45,540      18,451
Net transfers(1)                                        (644,330)       (925,074)     (8,829)   (1,116,885)      2,463
Contract terminations:
    Surrender benefits and contract charges              (71,319)       (449,279)     (5,223)     (386,114)    (18,658)
    Death benefits                                       (52,036)         (4,502)         --        (7,034)     (1,516)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,079,891       5,460,867     376,301     1,184,306     331,134
----------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS

                                               FTVIPT FRANK   FTVIPT FRANK   FTVIPT FRANK       FTVIPT        FTVIPT
                                                GLOBAL REAL      SM CAP       SM MID CAP    MUTUAL SHARES    TEMP FOR
YEAR ENDED DEC. 31, 2010 (CONTINUED)             EST, CL 2      VAL, CL 2      GRO, CL 2      SEC, CL 2     SEC, CL 2
 OPERATIONS
Investment income (loss) -- net                  $  2,291       $ (2,663)     $  (12,801)     $    7,757     $  4,532
Net realized gain (loss) on sales of
  investments                                     (13,414)        (2,865)          4,021         (31,313)        (467)
Distributions from capital gains                       --             --              --              --           --
Net change in unrealized appreciation or
  depreciation of investments                      40,347        127,035         245,180         281,759       47,350
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        29,224        121,507         236,400         258,203       51,415
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             --          4,040          20,405         108,796        8,484
Net transfers(1)                                    9,442         41,118         (11,163)         (8,311)      20,809
Contract terminations:
    Surrender benefits and contract charges       (13,313)       (22,598)        (14,432)       (239,694)     (23,778)
    Death benefits                                     --             --          (2,906)        (73,924)          --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     (3,871)        22,560          (8,096)       (213,133)       5,515
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   148,823        435,373         900,131       2,759,905      723,823
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $174,176       $579,440      $1,128,435      $2,804,975     $780,753
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            121,045        239,072         575,063       1,955,043      363,472
Contract purchase payments                             --          1,981          11,867          74,420        4,295
Net transfers(1)                                    7,435         21,781          (5,090)         (5,608)      10,689
Contract terminations:
    Surrender benefits and contract charges        (9,746)       (11,795)         (8,235)       (170,559)     (12,090)
    Death benefits                                     --             --          (1,612)        (50,100)          --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  118,734        251,039         571,993       1,803,196      366,366
---------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
20  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                    INVESCO       INVESCO       INVESCO           MFS           MFS
                                                  VANK VI VAL   VI CAP DEV,   VI CORE EQ,   INV GRO STOCK,   NEW DIS,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              OPP, SER II      SER II        SER II         SERV CL       SERV CL
 OPERATIONS
Investment income (loss) -- net                     $ (6,736)     $ (1,758)     $   (25)       $ (2,635)     $ (4,163)
Net realized gain (loss) on sales of investments     (25,820)       (1,476)          71           3,479           397
Distributions from capital gains                          --            --           --              --            --
Net change in unrealized appreciation or
  depreciation of investments                         72,611        27,688          685          29,054       105,946
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     40,055        24,454          731          29,898       102,180
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               556        20,583          303              75         3,800
Net transfers(1)                                      20,276          (256)          (4)             (1)       11,724
Contract terminations:
    Surrender benefits and contract charges          (46,320)      (15,001)      (1,565)         (6,287)       (4,551)
    Death benefits                                        --            --           --         (17,800)           --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (25,488)        5,326       (1,266)        (24,013)       10,973
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      738,538       135,888        9,823         292,002       294,209
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $753,105      $165,668      $ 9,288        $297,887      $407,362
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               636,290        85,170        9,070         210,659       180,185
Contract purchase payments                               456        12,602          286              --         2,116
Net transfers(1)                                      21,604          (115)          --              --         5,942
Contract terminations:
    Surrender benefits and contract charges          (40,214)       (9,238)      (1,505)         (4,498)       (2,533)
    Death benefits                                        --            --           --         (12,283)           --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     618,136        88,419        7,851         193,878       185,710
---------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  21

STATEMENTS OF CHANGES IN NET ASSETS

                                                       MFS            MFS         OPPEN        OPPEN           OPPEN
                                                  TOTAL RETURN,   UTILITIES,    CAP APPR    GLOBAL SEC   GLOBAL STRATEGIC
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 SERV CL        SERV CL     VA, SERV     VA, SERV       INC VA, SRV
 OPERATIONS
Investment income (loss) -- net                     $   33,298     $  2,791    $  (39,921)   $   (488)      $   625,512
Net realized gain (loss) on sales of investments       (21,637)       1,717         8,391         615            43,461
Distributions from capital gains                            --           --            --          --                --
Net change in unrealized appreciation or
  depreciation of investments                          192,590       15,267       277,052      67,145            44,123
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      204,251       19,775       245,522      67,272           713,096
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              80,047        4,456        50,316      20,679           264,524
Net transfers(1)                                        27,545        7,324        48,313      30,388        (4,468,325)
Contract terminations:
    Surrender benefits and contract charges           (169,042)      (7,162)     (151,236)    (24,297)         (476,796)
    Death benefits                                          --           --            --          --          (137,526)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (61,450)       4,618       (52,607)     26,770        (4,818,123)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      2,540,253      156,025     3,149,550     452,226         8,378,351
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $2,683,054     $180,418    $3,342,465    $546,268       $ 4,273,324
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               1,935,886       62,196     2,501,881     234,852         6,587,751
Contract purchase payments                              60,599        3,655        38,124       9,689           216,846
Net transfers(1)                                        19,936        2,740        47,185      14,449        (3,533,531)
Contract terminations:
    Surrender benefits and contract charges           (125,284)      (2,584)     (124,131)    (11,724)         (341,781)
    Death benefits                                          --           --            --          --           (96,663)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     1,891,137       66,007     2,463,059     247,266         2,832,622
-------------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
22  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                     OPPEN       OPPEN MAIN      PUT VT      PUT VT        PUT VT
                                                  HI INC VA,   ST SM MID CAP   GRO & INC,   INTL EQ,   MULTI-CAP GRO,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)               SERV         VA, SERV        CL IB       CL IB       CL IB(2)
 OPERATIONS
Investment income (loss) -- net                    $  3,206      $  (18,687)    $    516     $ 1,647       $   (98)
Net realized gain (loss) on sales of investments    (16,386)        141,193      (16,513)     (7,246)            7
Distributions from capital gains                         --              --           --          --            --
Net change in unrealized appreciation or
  depreciation of investments                        24,276         269,737       39,805      10,160         3,075
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    11,096         392,243       23,808       4,561         2,984
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           30,564          41,104           --          --           750
Net transfers(1)                                      3,275         (31,196)     (10,613)     (6,428)       22,719
Contract terminations:
    Surrender benefits and contract charges          (8,799)       (621,168)     (17,718)     (1,081)          (90)
    Death benefits                                       --              --         (436)         --            --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       25,040        (611,260)     (28,767)     (7,509)       23,379
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      68,506       1,905,101      214,126      74,793            --
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $104,642      $1,686,084     $209,167     $71,845       $26,363
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              190,910       1,171,395      210,211      45,817            --
Contract purchase payments                           81,195          21,527           --          --            --
Net transfers(1)                                      8,413         (15,869)      (8,412)     (4,513)       22,720
Contract terminations:
    Surrender benefits and contract charges         (22,978)       (313,757)     (17,164)       (692)          (90)
    Death benefits                                       --              --         (449)         --            --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    257,540         863,296      184,186      40,612        22,630
---------------------------------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

(2) For the period Sept. 24, 2010 (commencement of operations) to Dec. 31, 2010.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          PUT VT      VP PTNRS
                                                                        RESEARCH,   SM CAP VAL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                                      CL IB         CL 3
 OPERATIONS
Investment income (loss) -- net                                           $   (4)    $  (17,578)
Net realized gain (loss) on sales of investments                             (17)        (9,000)
Distributions from capital gains                                              --             --
Net change in unrealized appreciation or depreciation of investments       1,217        302,800
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            1,196        276,222
-----------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                                    --          3,799
Net transfers(1)                                                              14        (90,996)
Contract terminations:
    Surrender benefits and contract charges                                  (59)      (111,621)
    Death benefits                                                            --             --
-----------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                               (45)      (198,818)
-----------------------------------------------------------------------------------------------
Net assets at beginning of year                                            7,795      1,308,192
-----------------------------------------------------------------------------------------------
Net assets at end of year                                                 $8,946     $1,385,596
-----------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                     5,717        925,551
Contract purchase payments                                                    --          2,142
Net transfers(1)                                                              25        (54,539)
Contract terminations:
    Surrender benefits and contract charges                                  (43)       (69,770)
    Death benefits                                                            --             --
-----------------------------------------------------------------------------------------------
Units outstanding at end of year                                           5,699        803,384
-----------------------------------------------------------------------------------------------


(1) Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
24  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
RiverSource of New York Variable Annuity Account 2 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for RiverSource(R) Innovations Variable Annuity (Innovations) contracts issued by RiverSource Life of NY.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through Innovations contracts and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under Innovations contracts. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. These financial statements are of the Divisions of the Account offered through Innovations.

DIVISION                        FUND
-------------------------------------------------------------------------------------------------
AB VPS Bal Wealth Strategy, Cl  AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class
B                                 B)
AB VPS Global Thematic Gro, Cl
B                               AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B          AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B         AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
Col VP Cash Mgmt, Cl 3          Columbia Variable Portfolio - Cash Management Fund (Class 3)
Col VP Div Bond, Cl 3           Columbia Variable Portfolio - Diversified Bond Fund (Class 3)
Col VP Div Eq Inc, Cl 3         Columbia Variable Portfolio - Diversified Equity Income Fund
                                  (Class 3)
Col VP Dyn Eq, Cl 3             Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)
Col VP Lg Cap Gro, Cl 3         Columbia Variable Portfolio - Large Cap Growth Fund (Class 3)
Col VP S&P 500, Cl 3            Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)
Col VP Short Duration, Cl 3     Columbia Variable Portfolio - Short Duration U.S. Government Fund
                                  (Class 3)
Fid VIP Contrafund, Serv Cl 2   Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro, Serv Cl 2          Fidelity(R) VIP Growth Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl 2      Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl 2     Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est,
Cl 2                            FTVIPT Franklin Global Real Estate Securities Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2   FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Frank Sm Mid Cap Gro,
Cl 2                            FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2  FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2       FTVIPT Templeton Foreign Securities Fund - Class 2
Invesco VanK VI Val Opp, Ser    Invesco Van Kampen V.I. Value Opportunities Fund, Series II
II                                Shares
                                  (previously Invesco V.I. Basic Value Fund, Series II Shares)
Invesco VI Cap Dev, Ser II      Invesco V.I. Capital Development Fund, Series II Shares(1)
Invesco VI Core Eq, Ser II      Invesco V.I. Core Equity Fund, Series II Shares
MFS Inv Gro Stock, Serv Cl      MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl            MFS(R) New Discovery Series - Service Class
MFS Total Return, Serv Cl       MFS(R) Total Return Series - Service Class
MFS Utilities, Serv Cl          MFS(R) Utilities Series - Service Class
Oppen Cap Appr VA, Serv         Oppenheimer Capital Appreciation Fund/VA, Service Shares
Oppen Global Sec VA, Serv       Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Global Strategic Inc VA,
Srv                             Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Hi Inc VA, Serv           Oppenheimer High Income Fund/VA, Service Shares
Oppen Main St Sm Mid Cap VA,    Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA, Service
Serv                              Shares
Put VT Gro & Inc, Cl IB         Putnam VT Growth and Income Fund - Class IB Shares
Put VT Intl Eq, Cl IB           Putnam VT International Equity Fund - Class IB Shares
Put VT Multi-Cap Gro, Cl IB     Putnam VT Multi-Cap Growth Fund - Class IB Shares(2)
Put VT Research, Cl IB          Putnam VT Research Fund - Class IB Shares
VP Ptnrs Sm Cap Val, Cl 3       Variable Portfolio - Partners Small Cap Value Fund (Class 3)
-------------------------------------------------------------------------------------------------



(1) Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap Growth Fund, Series II Shares on April 27, 2012.
(2) Putnam VT Vista Fund - Class IB Shares merged into Putnam VT Multi-Cap Growth Fund - Class IB Shares on Sept. 24, 2010.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contract.


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  25

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

     Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

     Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the periods ended Dec. 31, 2011.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate would be 5%, as regulated by the laws of the state. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

SUBSEQUENT EVENTS
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 20, 2012. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES
For Innovations contracts, RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis to a range from 0.85% to 1.50% of the average daily net assets of each subaccount depending on the contract and death benefit option selected.

For Innovations contracts, RiverSource Life of NY also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by RiverSource Life of NY such as accounting, legal and data processing fees,

--------------------------------------------------------------------------------
26 RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT and expenses involved in the preparation and distribution of reports and prospectuses. The financial statements include other subaccounts that are not offered through Innovations contracts.

4. CONTRACT CHARGES
RiverSource Life of NY deducts a contract administrative charge of $40 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. This charge may be waived based upon the underlying contract value.

Optional riders are available on this product and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the product prospectus.

5. WITHDRAWAL CHARGES
RiverSource Life of NY may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the product's prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract withdrawal benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for withdrawals are not identified on an individual division basis.

6. RELATED PARTY TRANSACTIONS
RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

On May 1, 2010, Ameriprise Financial announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, certain Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. Certain divisions invest in Funds managed by Columbia Management Investment Advisers, LLC and Columbia Wanger Asset Management, LLC, both affiliates of Ameriprise Financial.

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund's Annual Report.

FEE AGREEMENT:                                                 FEES PAID TO:
---------------------------------------------------------------------------------------------------------------------
Investment Management Services Agreement                       Columbia Management Investment Advisers, LLC
---------------------------------------------------------------------------------------------------------------------
Administrative Services Agreement                              Columbia Management Investment Advisers, LLC
---------------------------------------------------------------------------------------------------------------------
Transfer Agency and Servicing Agreement                        Columbia Management Investment Services Corp.
---------------------------------------------------------------------------------------------------------------------
Plan and Agreement of Distribution Pursuant to Rule 12b-1      Columbia Management Investment Distributors, Inc.
---------------------------------------------------------------------------------------------------------------------



7. INVESTMENT TRANSACTIONS
The divisions' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2011 were as follows:

DIVISION                                 PURCHASES
--------------------------------------------------------
AB VPS Bal Wealth Strategy, Cl B        $    6,677
AB VPS Global Thematic Gro, Cl B               858
AB VPS Gro & Inc, Cl B                       7,067
AB VPS Lg Cap Gro, Cl B                      2,018
Col VP Cash Mgmt, Cl 3                   1,267,573
Col VP Div Bond, Cl 3                      110,145
Col VP Div Eq Inc, Cl 3                    170,929
Col VP Dyn Eq, Cl 3                          6,557
Col VP Lg Cap Gro, Cl 3                        221
Col VP S&P 500, Cl 3                        49,146
Col VP Short Duration, Cl 3                102,446
Fid VIP Contrafund, Serv Cl 2              274,669
Fid VIP Gro, Serv Cl 2                       4,520
Fid VIP Mid Cap, Serv Cl 2                 131,761
Fid VIP Overseas, Serv Cl 2                 31,413
FTVIPT Frank Global Real Est, Cl
2                                            7,286
FTVIPT Frank Sm Cap Val, Cl 2               17,792
FTVIPT Frank Sm Mid Cap Gro, Cl 2           24,803
FTVIPT Mutual Shares Sec, Cl 2              71,077
FTVIPT Temp For Sec, Cl 2                   26,362
Invesco VanK VI Val Opp, Ser II             46,823
Invesco VI Cap Dev, Ser II                   5,953
Invesco VI Core Eq, Ser II                      71
MFS Inv Gro Stock, Serv Cl                     812
MFS New Dis, Serv Cl                        53,004
MFS Total Return, Serv Cl                   74,366
MFS Utilities, Serv Cl                      32,871
Oppen Cap Appr VA, Serv                     73,442
Oppen Global Sec VA, Serv                   22,695
Oppen Global Strategic Inc VA,
Srv                                        321,707
Oppen Hi Inc VA, Serv                        9,833
Oppen Main St Sm Mid Cap VA, Serv           34,282
Put VT Gro & Inc, Cl IB                      2,846
Put VT Intl Eq, Cl IB                        2,258
Put VT Multi-Cap Gro, Cl IB                    141
Put VT Research, Cl IB                         207
VP Ptnrs Sm Cap Val, Cl 3                  117,973

--------------------------------------------------------





--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  27

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2011:

                                                                 AB VPS
                                                 AB VPS BAL      GLOBAL
                                                   WEALTH       THEMATIC       AB VPS        AB VPS        COL VP
                                                  STRATEGY,       GRO,       GRO & INC,    LG CAP GRO,   CASH MGMT,
SUBACCOUNT                                          CL B          CL B          CL B          CL B          CL 3
                                                --------------------------------------------------------------------
1.00%                                               $1.06         $1.35         $1.54         $1.46         $1.06
1.05%                                                1.06          0.81          0.99            --          1.04
1.10%                                                1.06          1.34          1.52          1.44          1.05
1.15%                                                1.06          0.81          1.04            --          1.06
1.20%                                                1.06          0.80          0.98            --          1.03
1.25%                                                1.05          1.32          1.50          1.43          1.04
1.30%                                                1.05          1.31          1.50          1.42          1.04
1.35%                                                1.05          1.31          1.50          1.41          1.03
1.40%                                                1.05          1.30          1.50          1.41          1.10
1.45%                                                  --          0.96          1.22            --          0.98
1.50%                                                1.05          0.79          1.02            --          1.04
1.55%                                                1.04          1.28          1.47          1.39          1.01
1.65%                                                1.04          1.27          1.45          1.38          1.01
1.70%                                                1.04          0.79          1.00            --          1.02
1.80%                                                  --          0.67          0.77            --          0.96
1.90%                                                  --          0.67          0.77            --          0.95
1.95%                                                  --          0.95          1.21            --          0.97
2.00%                                                  --          0.67          0.76            --          0.95
2.05%                                                  --          0.95          1.21            --          0.97
--------------------------------------------------------------------------------------------------------------------





                                                   COL VP        COL VP        COL VP        COL VP        COL VP
                                                  DIV BOND,    DIV EQ INC,     DYN EQ,     LG CAP GRO,    S&P 500,
SUBACCOUNT                                          CL 3          CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
1.00%                                               $1.35         $2.05         $0.94         $1.34         $1.58
1.05%                                                1.29          0.97          0.99          0.94          1.05
1.10%                                                1.35          2.04          0.94          1.33          1.57
1.15%                                                1.29          1.20          1.06          1.03          1.10
1.20%                                                1.28          0.96          0.98          0.94          1.04
1.25%                                                1.32          2.01          0.93          1.32          1.55
1.30%                                                1.32          2.00          1.05          1.31          1.54
1.35%                                                1.31          1.99          1.05          1.30          1.54
1.40%                                                1.50          1.98          1.03          1.30          1.53
1.45%                                                1.07          1.13          1.25          1.15          1.18
1.50%                                                1.26          1.17          1.04          1.00          1.08
1.55%                                                1.29          1.96          1.03          1.28          1.51
1.65%                                                1.28          1.94          0.91          1.27          1.50
1.70%                                                1.24          1.15          1.02          0.99          1.06
1.80%                                                1.17          0.75          0.78          0.76          0.83
1.90%                                                1.16          0.75          0.78          0.75          0.82
1.95%                                                1.06          1.12          1.24          1.14          1.17
2.00%                                                1.16          0.74          0.78          0.75          0.82
2.05%                                                1.06          1.12          1.24          1.14          1.17
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
28  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

                                                   COL VP
                                                    SHORT        FID VIP       FID VIP       FID VIP       FID VIP
                                                  DURATION,    CONTRAFUND,      GRO,        MID CAP,      OVERSEAS,
SUBACCOUNT                                          CL 3        SERV CL 2     SERV CL 2     SERV CL 2     SERV CL 2
                                                --------------------------------------------------------------------
1.00%                                               $1.10         $1.91         $1.57         $2.52         $1.78
1.05%                                                1.10          1.08          1.08          1.16          0.85
1.10%                                                1.10          1.89          1.56          2.50          1.76
1.15%                                                1.10          1.28          1.12          1.44          1.05
1.20%                                                1.09          1.07          1.07          1.15          0.85
1.25%                                                1.08          1.86          1.54          2.47          1.74
1.30%                                                1.07          1.86          1.53          2.46          1.73
1.35%                                                1.07          1.85          1.52          2.45          1.72
1.40%                                                1.07          1.84          1.52          2.43          1.72
1.45%                                                1.00          1.15            --          1.09          1.00
1.50%                                                1.08          1.25          1.09          1.40          1.02
1.55%                                                1.05          1.82          1.50          2.40          1.69
1.65%                                                1.04          1.80          1.48          2.38          1.68
1.70%                                                1.06          1.23          1.08          1.38          1.01
1.80%                                                1.01          0.82            --          0.88          0.61
1.90%                                                1.00          0.82            --          0.87          0.61
1.95%                                                0.99          1.14            --          1.08          0.99
2.00%                                                1.00          0.82            --          0.87          0.61
2.05%                                                0.99          1.14            --          1.08          0.99
--------------------------------------------------------------------------------------------------------------------





                                                                                             FTVIPT
                                                FTVIPT FRANK  FTVIPT FRANK  FTVIPT FRANK     MUTUAL        FTVIPT
                                                 GLOBAL REAL     SM CAP      SM MID CAP      SHARES       TEMP FOR
SUBACCOUNT                                        EST, CL 2     VAL, CL 2     GRO, CL 2     SEC, CL 2     SEC, CL 2
                                                --------------------------------------------------------------------
1.00%                                               $1.39         $2.25         $1.92         $1.57         $1.91
1.05%                                                  --            --          1.16          0.98            --
1.10%                                                1.38          2.23          1.91          1.56          1.90
1.15%                                                  --            --          1.20          1.13            --
1.20%                                                  --            --          1.15          0.97            --
1.25%                                                1.36          2.20          1.88          1.54          1.87
1.30%                                                1.36          2.19          1.87          1.53          1.86
1.35%                                                1.39          2.18          1.86          1.52          1.89
1.40%                                                1.35          2.17          1.86          1.52          1.85
1.45%                                                  --            --            --            --            --
1.50%                                                  --            --          1.17          1.11            --
1.55%                                                1.33          2.14          1.83          1.50          1.82
1.65%                                                1.35          2.12          1.82          1.48          1.84
1.70%                                                  --            --          1.16          1.09            --
1.80%                                                  --            --            --            --            --
1.90%                                                  --            --            --            --            --
1.95%                                                  --            --            --            --            --
2.00%                                                  --            --            --            --            --
2.05%                                                  --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  29

                                                                                               MFS
                                                   INVESCO       INVESCO       INVESCO       INV GRO         MFS
                                                 VANK VI VAL   VI CAP DEV,   VI CORE EQ,     STOCK,       NEW DIS,
SUBACCOUNT                                       OPP, SER II     SER II        SER II        SERV CL       SERV CL
                                                --------------------------------------------------------------------
1.00%                                               $1.32         $1.74         $1.08         $1.55         $2.01
1.05%                                                0.80          0.95            --          1.14          1.33
1.10%                                                1.31          1.72          1.07          1.54          1.99
1.15%                                                0.84          1.12            --          1.17          1.40
1.20%                                                0.79          0.94            --          1.13          1.32
1.25%                                                1.29          1.70          1.06          1.52          1.96
1.30%                                                1.29          1.69          1.06          1.51          1.95
1.35%                                                1.28          1.68          1.06          1.50          1.94
1.40%                                                1.27          1.68          1.05          1.50          1.94
1.45%                                                  --          1.13            --            --            --
1.50%                                                0.82          1.09            --          1.14          1.36
1.55%                                                1.26          1.65          1.05          1.48          1.91
1.65%                                                1.25          1.64          1.04          1.46          1.89
1.70%                                                0.81          1.08            --          1.12          1.34
1.80%                                                  --          0.73            --            --            --
1.90%                                                  --          0.73            --            --            --
1.95%                                                  --          1.12            --            --            --
2.00%                                                  --          0.73            --            --            --
2.05%                                                  --          1.12            --            --            --
--------------------------------------------------------------------------------------------------------------------





                                                     MFS                                                    OPPEN
                                                    TOTAL          MFS          OPPEN         OPPEN        GLOBAL
                                                   RETURN,     UTILITIES,     CAP APPR     GLOBAL SEC     STRATEGIC
SUBACCOUNT                                         SERV CL       SERV CL      VA, SERV      VA, SERV     INC VA, SRV
                                                --------------------------------------------------------------------
1.00%                                               $1.46         $3.11         $1.45         $2.12         $1.59
1.05%                                                1.11          1.49          1.00          1.04          1.30
1.10%                                                1.45          3.08          1.44          2.10          1.58
1.15%                                                1.15          1.90          1.02          1.23          1.33
1.20%                                                1.10          1.48          0.99          1.03          1.29
1.25%                                                1.43          3.04          1.42          2.08          1.56
1.30%                                                1.42          3.03          1.41          2.07          1.55
1.35%                                                1.42          3.02          1.41          2.06          1.55
1.40%                                                1.41          3.00          1.40          2.05          1.54
1.45%                                                1.09          1.23          1.16          1.07          1.06
1.50%                                                1.12          1.86          0.99          1.20          1.29
1.55%                                                1.39          2.96          1.38          2.02          1.52
1.65%                                                1.38          2.94          1.37          2.00          1.51
1.70%                                                1.10          1.83          0.98          1.19          1.28
1.80%                                                0.93          0.97          0.76          0.78          1.11
1.90%                                                0.93          0.96          0.76          0.77          1.11
1.95%                                                1.09          1.22          1.15          1.06          1.05
2.00%                                                0.92          0.96          0.75          0.77          1.10
2.05%                                                1.09          1.22          1.15          1.06          1.05
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
30  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

                                                               OPPEN MAIN                                  PUT VT
                                                    OPPEN       ST SM MID      PUT VT        PUT VT       MULTI-CAP
                                                 HI INC VA,        CAP       GRO & INC,     INTL EQ,        GRO,
SUBACCOUNT                                          SERV        VA, SERV        CL IB         CL IB         CL IB
                                                --------------------------------------------------------------------
1.00%                                               $0.40         $2.13         $1.37         $1.48         $1.06
1.05%                                                  --          1.05            --          0.80          1.06
1.10%                                                0.39          2.11          1.36          1.47          1.06
1.15%                                                  --          1.22            --          0.97          1.06
1.20%                                                  --          1.04            --          0.79          1.06
1.25%                                                0.39          2.09          1.34          1.45          1.06
1.30%                                                0.39          2.08          1.33          1.44          1.06
1.35%                                                0.38          2.07          1.33          1.44          1.06
1.40%                                                0.38          2.06          1.03          1.43          1.06
1.45%                                                  --          1.18            --            --            --
1.50%                                                  --          1.19            --          0.94          1.06
1.55%                                                0.38          2.03          1.30          1.41          1.05
1.65%                                                0.37          2.01          1.29          1.40          1.05
1.70%                                                  --          1.17            --          0.93          1.05
1.80%                                                  --          0.89            --            --            --
1.90%                                                  --          0.89            --            --            --
1.95%                                                  --          1.17            --            --            --
2.00%                                                  --          0.89            --            --            --
2.05%                                                  --          1.17            --            --            --
--------------------------------------------------------------------------------------------------------------------





                                                                          PUT VT       VP PTNRS
                                                                         RESEARCH,    SM CAP VAL,
SUBACCOUNT                                                                 CL IB         CL 3
                                                                       --------------------------
1.00%                                                                      $1.46         $2.23
1.05%                                                                         --          1.13
1.10%                                                                       1.44          2.21
1.15%                                                                         --          1.30
1.20%                                                                         --          1.12
1.25%                                                                       1.42          2.18
1.30%                                                                       1.42          2.17
1.35%                                                                       1.41          2.16
1.40%                                                                       1.41          2.15
1.45%                                                                         --          1.16
1.50%                                                                         --          1.27
1.55%                                                                       1.39          2.13
1.65%                                                                       1.38          2.11
1.70%                                                                         --          1.25
1.80%                                                                         --          0.96
1.90%                                                                         --          0.96
1.95%                                                                         --          1.15
2.00%                                                                         --          0.95
2.05%                                                                         --          1.15
-------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  31

The following is a summary of units outstanding at Dec. 31, 2011:

                                                                 AB VPS
                                                 AB VPS BAL      GLOBAL
                                                   WEALTH       THEMATIC       AB VPS        AB VPS        COL VP
                                                  STRATEGY,       GRO,       GRO & INC,    LG CAP GRO,   CASH MGMT,
SUBACCOUNT                                          CL B          CL B          CL B          CL B          CL 3
                                                --------------------------------------------------------------------
1.00%                                                2,628        7,056            957        1,957          4,763
1.05%                                                   --           --             --           --        412,317
1.10%                                               97,825       55,095         42,028        4,797             --
1.15%                                               10,203           --         10,464           --         11,502
1.20%                                                   --           --             --           --             --
1.25%                                                   --           --             --           --          1,360
1.30%                                                   --           --             --           --         20,216
1.35%                                               83,365           --        145,285       17,443        103,061
1.40%                                                   51        4,436          6,483        6,448        197,126
1.45%                                                   --           --             --           --             --
1.50%                                                2,412           --             --           --          5,014
1.55%                                                   --           --             --           --          1,046
1.65%                                                   --       28,144         13,505       30,084             --
1.70%                                                   --           --             --           --            856
1.80%                                                   --           --             --           --        153,645
1.90%                                                   --           --             --           --             --
1.95%                                                   --           --             --           --             --
2.00%                                                   --           --             --           --             --
2.05%                                                   --           --             --           --             --
--------------------------------------------------------------------------------------------------------------------
Total                                              196,484       94,731        218,722       60,729        910,906
--------------------------------------------------------------------------------------------------------------------





                                                   COL VP        COL VP        COL VP        COL VP        COL VP
                                                  DIV BOND,    DIV EQ INC,     DYN EQ,     LG CAP GRO,    S&P 500,
SUBACCOUNT                                          CL 3          CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
1.00%                                                6,873          1,933           --           --          4,944
1.05%                                                4,564          8,433           --           --             --
1.10%                                              197,745         68,399           --       11,974        131,174
1.15%                                               42,447        356,132       76,461           --             --
1.20%                                                   --             --           --           --             --
1.25%                                              134,441          3,307           --           --         52,449
1.30%                                               23,893        272,092       63,014           --         16,974
1.35%                                              157,790        243,109      202,277           --        371,556
1.40%                                              150,651         15,618       95,242           --             --
1.45%                                                   --             --           --           --             --
1.50%                                               57,036        530,179       91,907           --             --
1.55%                                                   --          7,875        7,868           --             --
1.65%                                               25,399            979           --           --         53,762
1.70%                                                4,301         68,911        1,321           --         16,534
1.80%                                                   --             --           --           --          2,363
1.90%                                                   --             --           --           --             --
1.95%                                                   --             --           --           --             --
2.00%                                                   --             --           --           --             --
2.05%                                                   --             --           --           --             --
--------------------------------------------------------------------------------------------------------------------
Total                                              805,140      1,576,967      538,090       11,974        649,756
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
32  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

                                                   COL VP
                                                    SHORT        FID VIP       FID VIP       FID VIP       FID VIP
                                                  DURATION,    CONTRAFUND,      GRO,        MID CAP,      OVERSEAS,
SUBACCOUNT                                          CL 3        SERV CL 2     SERV CL 2     SERV CL 2     SERV CL 2
                                                --------------------------------------------------------------------
1.00%                                                3,524         65,364        1,840        20,153         5,846
1.05%                                                   --         56,499           --         2,557            --
1.10%                                              134,298        898,327       76,896       220,579        53,043
1.15%                                               21,413        620,183           --        71,926        28,413
1.20%                                                   --         14,279           --         3,386            --
1.25%                                              110,542         79,767       18,544        23,615         2,447
1.30%                                               87,254        427,417        4,802        70,738        14,367
1.35%                                              320,605      1,137,666       59,333       181,448       152,767
1.40%                                               30,073        118,454       35,337        40,814         9,166
1.45%                                                   --             --           --            --            --
1.50%                                               12,381      1,011,156           --       125,911        30,735
1.55%                                                2,018        108,498           --        39,802         3,792
1.65%                                              149,027        112,741      133,236       129,291        15,941
1.70%                                               67,114         84,482           --        46,572           315
1.80%                                                   --          2,441           --            --         2,668
1.90%                                                   --             --           --            --            --
1.95%                                                   --             --           --            --            --
2.00%                                                   --             --           --            --            --
2.05%                                                   --             --           --            --            --
--------------------------------------------------------------------------------------------------------------------
Total                                              938,249      4,737,274      329,988       976,792       319,500
--------------------------------------------------------------------------------------------------------------------





                                                                                             FTVIPT
                                                FTVIPT FRANK  FTVIPT FRANK  FTVIPT FRANK     MUTUAL        FTVIPT
                                                 GLOBAL REAL     SM CAP      SM MID CAP      SHARES       TEMP FOR
SUBACCOUNT                                        EST, CL 2     VAL, CL 2     GRO, CL 2     SEC, CL 2     SEC, CL 2
                                                --------------------------------------------------------------------
1.00%                                               4,678          1,794        12,553         49,444        4,887
1.05%                                                  --             --            --             --           --
1.10%                                              12,036         55,517       116,824        336,324       95,025
1.15%                                                  --             --         9,976         15,412           --
1.20%                                                  --             --            --             --           --
1.25%                                                 551         12,293        15,146         60,236       43,312
1.30%                                               5,351          1,895        48,304         76,333           --
1.35%                                              21,076        106,618       271,440        421,314      121,430
1.40%                                                  --          1,840        15,857        161,701          848
1.45%                                                  --             --            --             --           --
1.50%                                                  --             --         4,503         10,723           --
1.55%                                                  --             --            --         27,422           --
1.65%                                              12,602         13,946        60,055        164,472       36,054
1.70%                                                  --             --            --             --           --
1.80%                                                  --             --            --             --           --
1.90%                                                  --             --            --             --           --
1.95%                                                  --             --            --             --           --
2.00%                                                  --             --            --             --           --
2.05%                                                  --             --            --             --           --
--------------------------------------------------------------------------------------------------------------------
Total                                              56,294        193,903       554,658      1,323,381      301,556
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  33

                                                                                               MFS
                                                   INVESCO       INVESCO       INVESCO       INV GRO         MFS
                                                 VANK VI VAL   VI CAP DEV,   VI CORE EQ,     STOCK,       NEW DIS,
SUBACCOUNT                                       OPP, SER II     SER II        SER II        SERV CL       SERV CL
                                                --------------------------------------------------------------------
1.00%                                                2,697           --            --         4,610            971
1.05%                                                   --           --            --            --             --
1.10%                                              114,503       47,040         7,625        71,616         56,244
1.15%                                               84,838           --            --            --          8,795
1.20%                                                   --           --            --            --             --
1.25%                                                   --           --            --            --         15,261
1.30%                                               30,234        7,935            --            --             --
1.35%                                              169,909        8,513            --        22,974         42,611
1.40%                                                   --           --            --            --         17,477
1.45%                                                   --           --            --            --             --
1.50%                                               75,576           --            --            --             --
1.55%                                                3,241           --            --            --             --
1.65%                                               32,351           --            --            --             --
1.70%                                                  841           --            --            --             --
1.80%                                                   --           --            --            --             --
1.90%                                                   --           --            --            --             --
1.95%                                                   --           --            --            --             --
2.00%                                                   --           --            --            --             --
2.05%                                                   --           --            --            --             --
--------------------------------------------------------------------------------------------------------------------
Total                                              514,190       63,488         7,625        99,200        141,359
--------------------------------------------------------------------------------------------------------------------





                                                     MFS                                                    OPPEN
                                                    TOTAL          MFS          OPPEN         OPPEN        GLOBAL
                                                   RETURN,     UTILITIES,     CAP APPR     GLOBAL SEC     STRATEGIC
SUBACCOUNT                                         SERV CL       SERV CL      VA, SERV      VA, SERV     INC VA, SRV
                                                --------------------------------------------------------------------
1.00%                                                22,053          --          32,439          575         94,893
1.05%                                                    --          --              --           --         69,472
1.10%                                               367,668      32,026         402,384      119,832        301,826
1.15%                                                 4,811       6,366         197,667           --        267,193
1.20%                                                    --          --              --           --             --
1.25%                                                77,024          --          19,731          529         75,360
1.30%                                                 8,191       1,226         222,970        6,841        281,076
1.35%                                               771,440       1,571         852,392       34,885        492,190
1.40%                                                20,910       1,929          25,436        3,800        149,065
1.45%                                                    --          --              --           --             --
1.50%                                                 1,974          --         297,485       23,520        234,818
1.55%                                                48,114          --           6,656           --        106,811
1.65%                                                96,312          --          46,976           --        184,934
1.70%                                                    --      10,144          49,464           --         28,818
1.80%                                                    --          --           2,508           --             --
1.90%                                                 2,871       3,069              --           --             --
1.95%                                                    --          --              --           --             --
2.00%                                                    --          --              --           --             --
2.05%                                                    --          --              --           --             --
--------------------------------------------------------------------------------------------------------------------
Total                                             1,421,368      56,331       2,156,108      189,982      2,286,456
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
34  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

                                                               OPPEN MAIN                                  PUT VT
                                                    OPPEN       ST SM MID      PUT VT        PUT VT       MULTI-CAP
                                                 HI INC VA,        CAP       GRO & INC,     INTL EQ,        GRO,
SUBACCOUNT                                          SERV        VA, SERV        CL IB         CL IB         CL IB
                                                --------------------------------------------------------------------
1.00%                                                2,348         2,375         1,948        1,893            --
1.05%                                                   --            --            --           --            --
1.10%                                              154,689       184,355            --          226            --
1.15%                                                   --        65,644            --           --            --
1.20%                                                   --            --            --           --            --
1.25%                                                   --        14,810            --           --            --
1.30%                                                6,245         6,638            --           --            --
1.35%                                               31,014       196,091        15,119        5,944            --
1.40%                                                1,110         7,338       144,740        1,059         1,704
1.45%                                                   --            --            --           --            --
1.50%                                                   --       106,846            --           --            --
1.55%                                                   --        34,264            --           --            --
1.65%                                                3,061        73,669            --           --        11,794
1.70%                                                   --        14,356            --           --            --
1.80%                                                   --         2,499            --           --            --
1.90%                                                   --            --            --           --            --
1.95%                                                   --            --            --           --            --
2.00%                                                   --            --            --           --            --
2.05%                                                   --            --            --           --            --
--------------------------------------------------------------------------------------------------------------------
Total                                              198,467       708,885       161,807        9,122        13,498
--------------------------------------------------------------------------------------------------------------------





                                                                          PUT VT       VP PTNRS
                                                                         RESEARCH,    SM CAP VAL,
SUBACCOUNT                                                                 CL IB         CL 3
                                                                       --------------------------
1.00%                                                                       --            1,810
1.05%                                                                       --               --
1.10%                                                                       --              164
1.15%                                                                       --          183,838
1.20%                                                                       --               --
1.25%                                                                       --               --
1.30%                                                                       --          112,787
1.35%                                                                       --          166,192
1.40%                                                                       --            2,105
1.45%                                                                       --               --
1.50%                                                                       --          264,784
1.55%                                                                       --            4,737
1.65%                                                                       --               --
1.70%                                                                       --           41,817
1.80%                                                                       --            2,263
1.90%                                                                       --               --
1.95%                                                                       --               --
2.00%                                                                       --               --
2.05%                                                                       --               --
-------------------------------------------------------------------------------------------------
Total                                                                       --          780,497
-------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  35

The following is a summary of net assets at Dec. 31, 2011:

                                                                 AB VPS
                                                 AB VPS BAL      GLOBAL
                                                   WEALTH       THEMATIC       AB VPS        AB VPS        COL VP
                                                  STRATEGY,       GRO,       GRO & INC,    LG CAP GRO,   CASH MGMT,
SUBACCOUNT                                          CL B          CL B          CL B          CL B          CL 3
                                                --------------------------------------------------------------------
1.00%                                             $  2,794      $  9,514      $  1,508       $ 2,888      $  5,057
1.05%                                                   85            60           150            --       428,079
1.10%                                              103,681        73,631        64,069         6,926         2,015
1.15%                                               10,797            60        10,930            --        12,216
1.20%                                                   85            60           149            --         2,065
1.25%                                                   85            60            98           104         2,199
1.30%                                                  109            60            77           114        20,953
1.35%                                               87,639            76       218,429        24,628       106,410
1.40%                                                   84         5,774         9,705         9,066       217,678
1.45%                                                   --            68            88            --         2,037
1.50%                                                2,533            59           102            --         5,197
1.55%                                                   84            59           100           101         2,019
1.65%                                                   --        35,836        19,617        41,385         2,042
1.70%                                                   83            58           101            --         2,002
1.80%                                                   --            65            96            --       147,177
1.90%                                                   --            65            95            --         2,037
1.95%                                                   --            68            87            --         2,023
2.00%                                                   --            65            95            --         1,997
2.05%                                                   --            68            87            --         2,021
--------------------------------------------------------------------------------------------------------------------
Total                                             $208,059      $125,706      $325,583       $85,212      $965,224
--------------------------------------------------------------------------------------------------------------------





                                                   COL VP        COL VP        COL VP        COL VP        COL VP
                                                  DIV BOND,    DIV EQ INC,     DYN EQ,     LG CAP GRO,    S&P 500,
SUBACCOUNT                                          CL 3          CL 3          CL 3          CL 3          CL 3
                                                --------------------------------------------------------------------
1.00%                                            $    9,281    $    3,969     $     96       $    56      $  7,829
1.05%                                                 5,885         8,205          102            74            81
1.10%                                               266,006       139,208           95        15,961       205,915
1.15%                                                54,569       426,036       81,137            53            57
1.20%                                                   162            86          100            73            80
1.25%                                               177,722         6,649           93            55        81,244
1.30%                                                31,446       544,269       66,159            55        26,184
1.35%                                               206,943       484,054      211,601            90       570,558
1.40%                                               225,519        30,961       97,924            55           107
1.45%                                                    80            11           --            11            11
1.50%                                                71,577       618,555       95,123           152            10
1.55%                                                    82        15,401        8,113            54            10
1.65%                                                32,368         1,894           12            54        80,411
1.70%                                                 5,329        79,255        1,346           147        17,530
1.80%                                                 2,334            56           96            57         2,011
1.90%                                                    82            80           95            57            62
1.95%                                                    79            11           12            11            11
2.00%                                                 2,314            56           94            57            62
2.05%                                                    79            11           12            11            11
--------------------------------------------------------------------------------------------------------------------
Total                                            $1,091,857    $2,358,767     $562,210       $17,083      $992,184
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
36  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

                                                   COL VP
                                                    SHORT        FID VIP       FID VIP       FID VIP       FID VIP
                                                  DURATION,    CONTRAFUND,      GRO,        MID CAP,      OVERSEAS,
SUBACCOUNT                                          CL 3        SERV CL 2     SERV CL 2     SERV CL 2     SERV CL 2
                                                --------------------------------------------------------------------
1.00%                                            $    3,880    $  124,589     $  2,926     $   50,824     $ 10,392
1.05%                                                    76        61,214          164          2,955           69
1.10%                                               147,247     1,697,339      119,614        551,399       93,497
1.15%                                                23,660       795,334          133        103,584       29,765
1.20%                                                    76        15,330          163          3,869           69
1.25%                                               119,667       148,683       28,469         58,229        4,258
1.30%                                                93,776       793,414        7,338        173,754       24,911
1.35%                                               343,147     2,102,903       90,284        443,730      263,431
1.40%                                                32,065       217,962       53,538         99,370       15,734
1.45%                                                    75           110           --             79           72
1.50%                                                13,347     1,264,697          131        176,841       31,455
1.55%                                                 2,122       197,028          153         95,686        6,438
1.65%                                               155,335       202,961      197,460        307,941       26,768
1.70%                                                71,308       104,170          129         64,489          317
1.80%                                                 2,019         2,130           --            129        1,699
1.90%                                                    76           107           --            128           60
1.95%                                                    75           109           --             78           71
2.00%                                                 2,002           119           --            128           60
2.05%                                                    75           109           --             78           71
--------------------------------------------------------------------------------------------------------------------
Total                                            $1,010,028    $7,728,308     $500,502     $2,133,291     $509,137
--------------------------------------------------------------------------------------------------------------------





                                                                                             FTVIPT
                                                FTVIPT FRANK  FTVIPT FRANK  FTVIPT FRANK     MUTUAL        FTVIPT
                                                 GLOBAL REAL     SM CAP      SM MID CAP      SHARES       TEMP FOR
SUBACCOUNT                                        EST, CL 2     VAL, CL 2     GRO, CL 2     SEC, CL 2     SEC, CL 2
                                                --------------------------------------------------------------------
1.00%                                              $ 6,521      $  4,068     $   24,132    $   77,603     $  9,351
1.05%                                                   --            --            119            84           --
1.10%                                               16,631       123,705        222,616       523,306      180,237
1.15%                                                   --            --         11,992        17,488           --
1.20%                                                   --            --            118            83           --
1.25%                                                  754        27,037         28,484        92,480       81,078
1.30%                                                7,268         4,149         90,444       116,680           65
1.35%                                               29,237       232,389        505,992       641,321      229,167
1.40%                                                   90         3,994         29,428       245,019        1,566
1.45%                                                   --            --             --            --           --
1.50%                                                   --            --          5,280        11,865           --
1.55%                                                   69            70             68        41,003           81
1.65%                                               17,028        29,606        109,029       243,795       66,300
1.70%                                                   --            --             87            81           --
1.80%                                                   --            --             --            --           --
1.90%                                                   --            --             --            --           --
1.95%                                                   --            --             --            --           --
2.00%                                                   --            --             --            --           --
2.05%                                                   --            --             --            --           --
--------------------------------------------------------------------------------------------------------------------
Total                                              $77,598      $425,018     $1,027,789    $2,010,808     $567,845
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  37

                                                                                               MFS
                                                   INVESCO       INVESCO       INVESCO       INV GRO         MFS
                                                 VANK VI VAL   VI CAP DEV,   VI CORE EQ,     STOCK,       NEW DIS,
SUBACCOUNT                                       OPP, SER II     SER II        SER II        SERV CL       SERV CL
                                                --------------------------------------------------------------------
1.00%                                             $  3,587      $     77       $  107       $  7,146      $  2,036
1.05%                                                   61            73           --             87           102
1.10%                                              149,801        80,957        8,181        110,054       111,776
1.15%                                               71,500            88           --             57        12,290
1.20%                                                   61            72           --             86           101
1.25%                                                  141           101          105             76        29,932
1.30%                                               38,861        13,418          105             73           176
1.35%                                              217,448        14,326          105         34,533        82,839
1.40%                                                   78            74          104             60        33,828
1.45%                                                   --            79           --             --            --
1.50%                                               62,110            86           --             57           102
1.55%                                                4,075            73          103             59            86
1.65%                                               40,325            66          103             72            86
1.70%                                                  683            85           --             56           101
1.80%                                                   --            72           --             --            --
1.90%                                                   --            72           --             --            --
1.95%                                                   --            79           --             --            --
2.00%                                                   --            72           --             --            --
2.05%                                                   --            79           --             --            --
--------------------------------------------------------------------------------------------------------------------
Total                                             $588,731      $109,949       $8,913       $152,416      $273,455
--------------------------------------------------------------------------------------------------------------------





                                                     MFS                                                    OPPEN
                                                    TOTAL          MFS          OPPEN         OPPEN        GLOBAL
                                                   RETURN,     UTILITIES,     CAP APPR     GLOBAL SEC     STRATEGIC
SUBACCOUNT                                         SERV CL       SERV CL      VA, SERV      VA, SERV     INC VA, SRV
                                                --------------------------------------------------------------------
1.00%                                            $   32,224     $    144     $   47,116     $  1,349     $  151,285
1.05%                                                   112          151            177          156         90,430
1.10%                                               532,513       98,764        579,388      251,965        476,925
1.15%                                                 5,512       12,113        201,548          122        354,643
1.20%                                                   111          150            175          155             83
1.25%                                               110,090          141         28,037        1,097        117,517
1.30%                                                11,656        3,854        315,376       14,131        436,347
1.35%                                             1,092,932        4,739      1,200,635       71,753        760,825
1.40%                                                29,496        5,795         35,670        7,781        229,439
1.45%                                                    80          118            167          102             80
1.50%                                                 2,287          139        295,886       28,315        304,032
1.55%                                                67,043          105          9,210          126        162,320
1.65%                                               132,896          119         64,443           --        278,442
1.70%                                                    83       18,561         48,501          117         36,799
1.80%                                                    92          117          2,052          116             85
1.90%                                                 2,748        3,078            148          116             80
1.95%                                                    80          117            165          102             79
2.00%                                                    91          116            148          115             85
2.05%                                                    80          116            165          101             79
--------------------------------------------------------------------------------------------------------------------
Total                                            $2,020,126     $148,437     $2,829,007     $377,719     $3,399,575
--------------------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
38  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

                                                               OPPEN MAIN                                  PUT VT
                                                    OPPEN       ST SM MID      PUT VT        PUT VT       MULTI-CAP
                                                 HI INC VA,        CAP       GRO & INC,     INTL EQ,        GRO,
SUBACCOUNT                                          SERV        VA, SERV        CL IB         CL IB         CL IB
                                                --------------------------------------------------------------------
1.00%                                              $   929     $    5,067     $  2,666       $ 2,808       $    78
1.05%                                                   --            107           --            80            78
1.10%                                               60,724        389,790           77           332            78
1.15%                                                   --         80,081           --            80            77
1.20%                                                   --            106           --            79            78
1.25%                                                  103         30,904           67            60            78
1.30%                                                2,408         13,790           93            66            90
1.35%                                               11,909        405,602       20,068         8,547            77
1.40%                                                  426         15,111      149,540         1,516         1,799
1.45%                                                   --             83           --            --            --
1.50%                                                   --        127,133           --            78            77
1.55%                                                  103         69,693           80            65            77
1.65%                                                1,146        148,411           92            67        12,421
1.70%                                                   --         16,842           --            78            77
1.80%                                                   --          2,317           --            --            --
1.90%                                                   --             86           --            --            --
1.95%                                                   --             82           --            --            --
2.00%                                                   --             85           --            --            --
2.05%                                                   --             82           --            --            --
--------------------------------------------------------------------------------------------------------------------
Total                                              $77,748     $1,305,372     $172,683       $13,856       $15,085
--------------------------------------------------------------------------------------------------------------------





                                                                          PUT VT       VP PTNRS
                                                                         RESEARCH,    SM CAP VAL,
SUBACCOUNT                                                                 CL IB         CL 3
                                                                       --------------------------
1.00%                                                                      $ 68       $    4,039
1.05%                                                                        --               88
1.10%                                                                        80              363
1.15%                                                                        --          239,627
1.20%                                                                        --               88
1.25%                                                                        66               95
1.30%                                                                        66          245,084
1.35%                                                                        66          359,500
1.40%                                                                        66            4,532
1.45%                                                                        --               11
1.50%                                                                        --          336,631
1.55%                                                                        65           10,068
1.65%                                                                        65               11
1.70%                                                                        --           52,413
1.80%                                                                        --            2,241
1.90%                                                                        --               70
1.95%                                                                        --               11
2.00%                                                                        --               69
2.05%                                                                        --               11
-------------------------------------------------------------------------------------------------
Total                                                                      $542       $1,254,952
-------------------------------------------------------------------------------------------------



9. FINANCIAL HIGHLIGHTS
The following is a summary for each period in the five year period ended Dec. 31, 2011 of units, net assets and investment income ratios. The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
AB VPS BAL WEALTH STRATEGY, CL B
2011          196   $1.06  to  $1.04     $208          2.24%    1.00%   to  1.70%    (4.02%)   to   (4.68%)
2010          289   $1.11  to  $1.09     $319          2.50%    1.00%   to  1.70%     9.20%    to    8.44%
2009          292   $1.01  to  $1.00     $295          0.90%    1.00%   to  1.70%    23.21%    to   22.36%
2008          290   $0.82  to  $0.82     $239             --    1.00%   to  1.70%   (17.72%)(5)to  (17.87%)(5)
2007           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  39

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
AB VPS GLOBAL THEMATIC GRO, CL B
2011           95   $1.35  to  $0.95     $126          0.35%    1.00%   to  2.05%   (24.17%)   to  (24.97%)
2010          102   $1.78  to  $1.26     $180          1.96%    1.00%   to  2.05%    17.40%    to   25.60%(6)
2009          102   $1.51  to  $0.76     $153             --    1.00%   to  2.00%    51.62%    to   50.11%
2008          132   $1.00  to  $0.51     $130             --    1.00%   to  2.00%   (47.99%)   to  (48.51%)
2007          130   $1.92  to  $0.99     $248             --    1.00%   to  2.00%    18.70%    to   (2.33%)(4)
---------------------------------------------------------------------------------------------------------------
AB VPS GRO & INC, CL B
2011          219   $1.54  to  $1.21     $326          1.13%    1.00%   to  2.05%     5.02%    to    3.92%
2010          396   $1.46  to  $1.16     $563             --    1.00%   to  2.05%    11.68%    to   15.67%(6)
2009          716   $1.31  to  $0.66     $910          3.58%    1.00%   to  2.00%    19.15%    to   17.97%
2008          777   $1.10  to  $0.56     $838          1.81%    1.00%   to  2.00%   (41.28%)   to  (41.87%)
2007          831   $1.87  to  $0.97   $1,530          1.22%    1.00%   to  2.00%     3.81%    to   (3.97%)(4)
---------------------------------------------------------------------------------------------------------------
AB VPS LG CAP GRO, CL B
2011           61   $1.46  to  $1.38      $85          0.09%    1.00%   to  1.65%    (4.23%)   to   (4.85%)
2010          149   $1.52  to  $1.45     $219          0.27%    1.00%   to  1.65%     8.74%    to    8.04%
2009          161   $1.40  to  $1.34     $219             --    1.00%   to  1.65%    35.74%    to   34.86%
2008          198   $1.03  to  $0.99     $199             --    1.00%   to  1.65%   (40.42%)   to  (40.81%)
2007          225   $1.73  to  $1.68     $381             --    1.00%   to  1.65%    12.48%    to   11.75%
---------------------------------------------------------------------------------------------------------------
COL VP CASH MGMT, CL 3
2011          911   $1.06  to  $0.97     $965          0.01%    1.00%   to  2.05%    (0.98%)   to   (2.02%)
2010          983   $1.07  to  $0.99   $1,052          0.01%    1.00%   to  2.05%    (0.98%)   to   (0.92%)(6)
2009        1,837   $1.08  to  $0.99   $1,953          0.05%    1.00%   to  2.00%    (0.84%)   to   (1.85%)
2008        1,059   $1.09  to  $1.01   $1,158          2.28%    1.00%   to  2.00%     1.25%    to    0.24%
2007        1,127   $1.08  to  $1.00   $1,229          4.72%    1.00%   to  2.00%     3.71%    to    0.47%(4)
---------------------------------------------------------------------------------------------------------------
COL VP DIV BOND, CL 3
2011          805   $1.35  to  $1.06   $1,092          4.67%    1.00%   to  2.05%     5.63%    to    4.53%
2010        1,239   $1.28  to  $1.01   $1,580          2.55%    1.00%   to  2.05%     7.25%    to    1.29%(6)
2009        6,439   $1.19  to  $1.04   $7,471          4.22%    1.00%   to  2.00%    13.28%    to   12.16%
2008        5,770   $1.05  to  $0.93   $5,954          0.41%    1.00%   to  2.00%    (7.25%)   to   (8.17%)
2007        5,310   $1.14  to  $1.01   $5,972          4.75%    1.00%   to  2.00%     4.15%    to    1.07%(4)
---------------------------------------------------------------------------------------------------------------
COL VP DIV EQ INC, CL 3
2011        1,577   $2.05  to  $1.12   $2,359             --    1.00%   to  2.05%    (5.95%)   to   (6.93%)
2010        1,706   $2.18  to  $1.20   $2,749             --    1.00%   to  2.05%    15.67%    to   20.49%(6)
2009        6,143   $1.89  to  $0.70   $7,594             --    1.00%   to  2.00%    26.19%    to   24.93%
2008        5,510   $1.50  to  $0.56   $5,501          0.07%    1.00%   to  2.00%   (41.06%)   to  (41.65%)
2007        3,688   $2.54  to  $0.96   $6,518          1.60%    1.00%   to  2.00%     6.94%    to   (5.67%)(4)
---------------------------------------------------------------------------------------------------------------
COL VP DYN EQ, CL 3
2011          538   $0.94  to  $1.24     $562             --    1.00%   to  2.05%     4.19%    to    3.10%
2010          594   $0.90  to  $1.20     $597             --    1.00%   to  2.05%    16.17%    to   20.09%(6)
2009          643   $0.78  to  $0.65     $559             --    1.00%   to  2.00%    22.92%    to   21.70%
2008          642   $0.63  to  $0.54     $455          0.23%    1.00%   to  2.00%   (42.74%)   to  (43.31%)
2007          705   $1.10  to  $0.95     $875          1.32%    1.00%   to  2.00%     1.90%    to   (6.47%)(4)
---------------------------------------------------------------------------------------------------------------
COL VP LG CAP GRO, CL 3
2011           12   $1.34  to  $1.14      $17             --    1.00%   to  2.05%    (4.18%)   to   (5.18%)
2010           15   $1.40  to  $1.20      $22             --    1.00%   to  2.05%    16.00%    to   20.23%(6)
2009           31   $1.21  to  $0.69      $38             --    1.00%   to  2.00%    35.63%    to   34.28%
2008           39   $0.89  to  $0.51      $35          0.26%    1.00%   to  2.00%   (44.90%)   to  (45.45%)
2007           40   $1.62  to  $0.94      $65          0.99%    1.00%   to  2.00%     2.04%    to   (6.82%)(4)
---------------------------------------------------------------------------------------------------------------
COL VP S&P 500, CL 3
2011          650   $1.58  to  $1.17     $992             --    1.00%   to  2.05%     0.62%    to   (0.43%)
2010          870   $1.57  to  $1.17   $1,330             --    1.00%   to  2.05%    13.57%    to   17.18%(6)
2009          883   $1.39  to  $0.73   $1,193             --    1.00%   to  2.00%    24.75%    to   23.51%
2008          984   $1.11  to  $0.59   $1,072          0.07%    1.00%   to  2.00%   (37.72%)   to  (38.34%)
2007          998   $1.78  to  $0.96   $1,750          1.63%    1.00%   to  2.00%     3.97%    to   (5.19%)(4)
---------------------------------------------------------------------------------------------------------------
COL VP SHORT DURATION, CL 3
2011          938   $1.10  to  $0.99   $1,010          0.89%    1.00%   to  2.05%     0.38%    to   (0.67%)
2010        1,080   $1.10  to  $1.00   $1,164          0.83%    1.00%   to  2.05%     1.98%    to   (0.25%)(6)
2009        1,776   $1.08  to  $1.00   $1,884          2.84%    1.00%   to  2.00%     4.48%    to    3.44%
2008        1,464   $1.03  to  $0.96   $1,494          0.14%    1.00%   to  2.00%    (3.61%)   to   (4.57%)
2007        1,350   $1.07  to  $1.01   $1,435          4.18%    1.00%   to  2.00%     4.27%    to    0.87%(4)
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
40  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
FID VIP CONTRAFUND, SERV CL 2
2011        4,737   $1.91  to  $1.14   $7,728          0.75%    1.00%   to  2.05%    (3.75%)   to   (4.75%)
2010        5,461   $1.98  to  $1.20   $9,408          0.98%    1.00%   to  2.05%    15.76%    to   19.13%(6)
2009        6,689   $1.71  to  $0.75   $9,681          1.09%    1.00%   to  2.00%    34.12%    to   32.79%
2008        8,726   $1.28  to  $0.56   $9,221          0.83%    1.00%   to  2.00%   (43.26%)   to  (43.82%)
2007        8,157   $2.25  to  $1.00  $15,528          0.73%    1.00%   to  2.00%    16.13%    to   (1.04%)(4)
---------------------------------------------------------------------------------------------------------------
FID VIP GRO, SERV CL 2
2011          330   $1.57  to  $1.08     $501          0.12%    1.00%   to  1.70%    (1.03%)   to   (1.71%)
2010          376   $1.59  to  $1.09     $580          0.03%    1.00%   to  1.70%    22.63%    to   21.77%
2009          389   $1.29  to  $0.90     $491          0.20%    1.00%   to  1.70%    26.69%    to   25.80%
2008          394   $1.02  to  $0.71     $394          0.60%    1.00%   to  1.70%   (47.83%)   to  (48.20%)
2007          387   $1.96  to  $1.38     $744          0.38%    1.00%   to  1.70%    25.39%    to   24.52%
---------------------------------------------------------------------------------------------------------------
FID VIP MID CAP, SERV CL 2
2011          977   $2.52  to  $1.08   $2,133          0.02%    1.00%   to  2.05%   (11.74%)   to  (12.66%)
2010        1,184   $2.86  to  $1.24   $3,045          0.09%    1.00%   to  2.05%    27.29%    to   22.89%(6)
2009        2,649   $2.24  to  $0.79   $4,671          0.45%    1.00%   to  2.00%    38.36%    to   36.99%
2008        3,047   $1.62  to  $0.58   $3,849          0.25%    1.00%   to  2.00%   (40.21%)   to  (40.80%)
2007        2,467   $2.71  to  $0.97   $5,611          0.49%    1.00%   to  2.00%    14.19%    to   (4.02%)(4)
---------------------------------------------------------------------------------------------------------------
FID VIP OVERSEAS, SERV CL 2
2011          320   $1.78  to  $0.99     $509          1.16%    1.00%   to  2.05%   (18.16%)   to  (19.02%)
2010          331   $2.17  to  $1.22     $654          1.22%    1.00%   to  2.05%    11.71%    to   22.46%(6)
2009          330   $1.95  to  $0.68     $580          1.96%    1.00%   to  2.00%    24.96%    to   23.73%
2008          354   $1.56  to  $0.55     $504          2.35%    1.00%   to  2.00%   (44.52%)   to  (45.07%)
2007          376   $2.81  to  $1.00     $982          2.80%    1.00%   to  2.00%    15.88%    to   (1.13%)(4)
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANK GLOBAL REAL EST, CL 2
2011           56   $1.39  to  $1.35      $78          7.57%    1.00%   to  1.65%    (6.59%)   to   (7.19%)
2010          119   $1.49  to  $1.46     $174          2.78%    1.00%   to  1.65%    19.77%    to   18.99%
2009          121   $1.25  to  $1.22     $149         12.56%    1.00%   to  1.65%    17.90%    to   17.13%
2008          154   $1.06  to  $1.04     $162          1.04%    1.00%   to  1.65%   (42.97%)   to  (43.34%)
2007          171   $1.85  to  $1.84     $314          2.29%    1.00%   to  1.65%   (21.65%)   to  (22.17%)
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANK SM CAP VAL, CL 2
2011          194   $2.25  to  $2.12     $425          0.71%    1.00%   to  1.65%    (4.72%)   to   (5.33%)
2010          251   $2.36  to  $2.24     $579          0.73%    1.00%   to  1.65%    26.95%    to   26.12%
2009          239   $1.86  to  $1.78     $435          1.63%    1.00%   to  1.65%    27.87%    to   27.04%
2008          263   $1.45  to  $1.40     $376          1.18%    1.00%   to  1.65%   (33.68%)   to  (34.11%)
2007          288   $2.19  to  $2.12     $621          0.63%    1.00%   to  1.65%    (3.36%)   to   (3.99%)
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANK SM MID CAP GRO, CL 2
2011          555   $1.92  to  $1.16   $1,028             --    1.00%   to  1.70%    (5.78%)   to   (6.43%)
2010          572   $2.04  to  $1.24   $1,128             --    1.00%   to  1.70%    26.36%    to   25.47%
2009          575   $1.61  to  $0.98     $900             --    1.00%   to  1.70%    42.15%    to   41.15%
2008          625   $1.14  to  $0.70     $694             --    1.00%   to  1.70%   (43.07%)   to  (43.47%)
2007          624   $2.00  to  $1.23   $1,221             --    1.00%   to  1.70%    10.13%    to    9.36%
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SEC, CL 2
2011        1,323   $1.57  to  $1.09   $2,011          2.30%    1.00%   to  1.70%    (2.03%)   to   (2.70%)
2010        1,803   $1.60  to  $1.12   $2,805          1.60%    1.00%   to  1.70%    10.09%    to    9.32%
2009        1,955   $1.46  to  $1.03   $2,760          1.90%    1.00%   to  1.70%    24.80%    to   23.92%
2008        2,361   $1.17  to  $0.83   $2,672          3.01%    1.00%   to  1.70%   (37.73%)   to  (38.17%)
2007        2,604   $1.87  to  $1.34   $4,755          1.58%    1.00%   to  1.70%     2.44%    to    1.73%
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMP FOR SEC, CL 2
2011          302   $1.91  to  $1.84     $568          1.72%    1.00%   to  1.65%   (11.52%)   to  (12.09%)
2010          366   $2.16  to  $2.09     $781          1.91%    1.00%   to  1.65%     7.33%    to    6.63%
2009          363   $2.02  to  $1.96     $724          3.03%    1.00%   to  1.65%    35.68%    to   34.80%
2008          326   $1.49  to  $1.46     $481          2.44%    1.00%   to  1.65%   (40.97%)   to  (41.36%)
2007          344   $2.52  to  $2.48     $862          1.94%    1.00%   to  1.65%    14.30%    to   13.56%
---------------------------------------------------------------------------------------------------------------
INVESCO VANK VI VAL OPP, SER II
2011          514   $1.32  to  $0.81     $589          0.64%    1.00%   to  1.70%    (4.35%)   to   (5.02%)
2010          618   $1.38  to  $0.85     $753          0.36%    1.00%   to  1.70%     5.88%    to    5.14%
2009          636   $1.30  to  $0.81     $739          1.23%    1.00%   to  1.70%    46.27%    to   45.25%
2008          636   $0.89  to  $0.56     $503          0.54%    1.00%   to  1.70%   (52.38%)   to  (52.72%)
2007          597   $1.87  to  $1.18   $1,009          0.33%    1.00%   to  1.70%     0.35%    to   (0.35%)
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  41

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
INVESCO VI CAP DEV, SER II
2011           63   $1.74  to  $1.12     $110             --    1.00%   to  2.05%    (8.29%)   to   (9.25%)
2010           88   $1.89  to  $1.23     $166             --    1.00%   to  2.05%    17.29%    to   22.04%(6)
2009           85   $1.61  to  $0.69     $136             --    1.00%   to  2.00%    40.58%    to   39.18%
2008           87   $1.15  to  $0.50      $99             --    1.00%   to  2.00%   (47.66%)   to  (48.17%)
2007           87   $2.19  to  $0.96     $190             --    1.00%   to  2.00%     9.44%    to   (5.35%)(4)
---------------------------------------------------------------------------------------------------------------
INVESCO VI CORE EQ, SER II
2011            8   $1.08  to  $1.04       $9          0.77%    1.00%   to  1.65%    (1.29%)   to   (1.92%)
2010            8   $1.09  to  $1.06       $9          0.80%    1.00%   to  1.65%     8.16%    to    7.46%
2009            9   $1.01  to  $0.99      $10          1.73%    1.00%   to  1.65%    26.70%    to   25.89%
2008            8   $0.80  to  $0.78       $7          2.01%    1.00%   to  1.65%   (31.02%)   to  (31.46%)
2007            7   $1.16  to  $1.14       $9          0.97%    1.00%   to  1.65%     6.80%    to    6.10%
---------------------------------------------------------------------------------------------------------------
MFS INV GRO STOCK, SERV CL
2011           99   $1.55  to  $1.12     $152          0.27%    1.00%   to  1.70%    (0.63%)   to   (1.32%)
2010          194   $1.56  to  $1.14     $298          0.29%    1.00%   to  1.70%    11.04%    to   10.27%
2009          211   $1.41  to  $1.03     $292          0.45%    1.00%   to  1.70%    37.71%    to   36.74%
2008          225   $1.02  to  $0.76     $227          0.29%    1.00%   to  1.70%   (37.61%)   to  (38.04%)
2007          240   $1.64  to  $1.22     $389          0.08%    1.00%   to  1.70%     9.91%    to    9.15%
---------------------------------------------------------------------------------------------------------------
MFS NEW DIS, SERV CL
2011          141   $2.01  to  $1.34     $273             --    1.00%   to  1.70%   (11.38%)   to  (12.00%)
2010          186   $2.26  to  $1.53     $407             --    1.00%   to  1.70%    34.59%    to   33.65%
2009          180   $1.68  to  $1.14     $294             --    1.00%   to  1.70%    61.30%    to   60.17%
2008          186   $1.04  to  $0.71     $189             --    1.00%   to  1.70%   (40.12%)   to  (40.54%)
2007          188   $1.74  to  $1.20     $319             --    1.00%   to  1.70%     1.23%    to    0.51%
---------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN, SERV CL
2011        1,421   $1.46  to  $1.09   $2,020          2.33%    1.00%   to  2.05%     0.58%    to   (0.47%)
2010        1,891   $1.45  to  $1.09   $2,683          2.57%    1.00%   to  2.05%     8.54%    to    8.86%(6)
2009        1,936   $1.34  to  $0.86   $2,540          3.56%    1.00%   to  2.00%    16.55%    to   15.39%
2008        2,161   $1.15  to  $0.75   $2,441          2.90%    1.00%   to  2.00%   (23.09%)   to  (23.86%)
2007        2,389   $1.49  to  $0.98   $3,518          2.42%    1.00%   to  2.00%     2.90%    to   (2.94%)(4)
---------------------------------------------------------------------------------------------------------------
MFS UTILITIES, SERV CL
2011           56   $3.11  to  $1.22     $148          2.95%    1.00%   to  2.05%     5.45%    to    4.35%
2010           66   $2.95  to  $1.17     $180          2.90%    1.00%   to  2.05%    12.38%    to   15.57%(6)
2009           62   $2.63  to  $0.83     $156          6.02%    1.00%   to  2.00%    31.55%    to   30.24%
2008           73   $2.00  to  $0.64     $145          1.20%    1.00%   to  2.00%   (38.43%)   to  (39.04%)
2007           49   $3.24  to  $1.04     $159          0.78%    1.00%   to  2.00%    26.28%    to    2.91%(4)
---------------------------------------------------------------------------------------------------------------
OPPEN CAP APPR VA, SERV
2011        2,156   $1.45  to  $1.15   $2,829          0.11%    1.00%   to  2.05%    (2.35%)   to   (3.37%)
2010        2,463   $1.49  to  $1.19   $3,342             --    1.00%   to  2.05%     8.06%    to   18.13%(6)
2009        2,502   $1.38  to  $0.73   $3,150          0.01%    1.00%   to  2.00%    42.72%    to   41.30%
2008        2,711   $0.96  to  $0.51   $2,390             --    1.00%   to  2.00%   (46.20%)   to  (46.74%)
2007        2,758   $1.79  to  $0.97   $4,570          0.01%    1.00%   to  2.00%    12.72%    to   (4.66%)(4)
---------------------------------------------------------------------------------------------------------------
OPPEN GLOBAL SEC VA, SERV
2011          190   $2.12  to  $1.06     $378          1.07%    1.00%   to  2.05%    (9.44%)   to  (10.38%)
2010          247   $2.34  to  $1.18     $546          1.18%    1.00%   to  2.05%    14.55%    to   17.64%(6)
2009          235   $2.04  to  $0.76     $452          2.03%    1.00%   to  2.00%    37.97%    to   36.59%
2008          256   $1.48  to  $0.56     $359          1.29%    1.00%   to  2.00%   (40.93%)   to  (41.52%)
2007          274   $2.51  to  $0.95     $653          1.15%    1.00%   to  2.00%     5.02%    to   (6.14%)(4)
---------------------------------------------------------------------------------------------------------------
OPPEN GLOBAL STRATEGIC INC VA, SRV
2011        2,286   $1.59  to  $1.05   $3,400          2.95%    1.00%   to  2.05%    (0.35%)   to   (1.39%)
2010        2,833   $1.60  to  $1.06   $4,273         12.14%    1.00%   to  2.05%    13.63%    to    6.38%(6)
2009        6,588   $1.41  to  $0.99   $8,378          0.23%    1.00%   to  2.00%    17.23%    to   16.05%
2008        6,301   $1.20  to  $0.86   $6,955          4.75%    1.00%   to  2.00%   (15.34%)   to  (16.18%)
2007        6,605   $1.42  to  $1.02   $8,728          3.01%    1.00%   to  2.00%     8.46%    to    2.22%(4)
---------------------------------------------------------------------------------------------------------------
OPPEN HI INC VA, SERV
2011          198   $0.40  to  $0.37      $78         10.12%    1.00%   to  1.65%    (3.52%)   to   (4.15%)
2010          258   $0.41  to  $0.39     $105          5.08%    1.00%   to  1.65%    13.31%    to   12.57%
2009          191   $0.36  to  $0.35      $69             --    1.00%   to  1.65%    24.70%    to   23.89%
2008          196   $0.29  to  $0.28      $56          8.02%    1.00%   to  1.65%   (78.79%)   to  (78.93%)
2007          213   $1.37  to  $1.33     $286          5.71%    1.00%   to  1.65%    (1.46%)   to   (2.11%)
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
42  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

                     AT DEC. 31
     -----------------------------------------                    FOR THE YEAR ENDED DEC. 31
                      ACCUMULATION             ----------------------------------------------------------------
                      UNIT VALUE        NET         INVESTMENT    EXPENSE RATIO
            UNITS       LOWEST TO      ASSETS         INCOME         LOWEST TO           TOTAL RETURN
           (000S)       HIGHEST        (000S)        RATIO(1)      HIGHEST(2)        LOWEST TO HIGHEST(3)
     ----------------------------------------------------------------------------------------------------------
OPPEN MAIN ST SM MID CAP VA, SERV
2011          709   $2.13  to  $1.17   $1,305          0.41%    1.00%   to  2.05%    (3.35%)   to   (4.36%)
2010          863   $2.21  to  $1.22   $1,686          0.43%    1.00%   to  2.05%    21.83%    to   21.25%(6)
2009        1,171   $1.81  to  $0.77   $1,905          0.64%    1.00%   to  2.00%    35.52%    to   34.18%
2008        1,220   $1.34  to  $0.57   $1,478          0.28%    1.00%   to  2.00%   (38.62%)   to  (39.23%)
2007        1,251   $2.18  to  $0.94   $2,483          0.16%    1.00%   to  2.00%    (2.38%)   to   (7.86%)(4)
---------------------------------------------------------------------------------------------------------------
PUT VT GRO & INC, CL IB
2011          162   $1.37  to  $1.29     $173          1.24%    1.00%   to  1.65%    (5.59%)   to   (6.20%)
2010          184   $1.45  to  $1.38     $209          1.62%    1.00%   to  1.65%    13.24%    to   12.50%
2009          210   $1.28  to  $1.22     $214          2.77%    1.00%   to  1.65%    28.52%    to   27.69%
2008          288   $1.00  to  $0.96     $228          2.36%    1.00%   to  1.65%   (39.31%)   to  (39.71%)
2007          515   $1.64  to  $1.59     $669          1.40%    1.00%   to  1.65%    (6.98%)   to   (7.58%)
---------------------------------------------------------------------------------------------------------------
PUT VT INTL EQ, CL IB
2011            9   $1.48  to  $0.93      $14          3.33%    1.00%   to  1.70%   (17.76%)   to  (18.33%)
2010           41   $1.80  to  $1.14      $72          3.74%    1.00%   to  1.70%     8.93%    to    8.18%
2009           46   $1.66  to  $1.05      $75             --    1.00%   to  1.70%    23.39%    to   22.53%
2008           59   $1.34  to  $0.86      $78          2.13%    1.00%   to  1.70%   (44.51%)   to  (44.89%)
2007           59   $2.42  to  $1.56     $142          4.22%    1.00%   to  1.70%     7.28%    to    6.53%
---------------------------------------------------------------------------------------------------------------
PUT VT MULTI-CAP GRO, CL IB
2011           13   $1.06  to  $1.05      $15          0.25%    1.00%   to  1.70%    (6.02%)   to   (6.68%)
2010           23   $1.13  to  $1.13      $26             --    1.00%   to  1.70%    13.01%(7) to   12.80%(7)
2009           --      --         --       --             --       --          --        --             --
2008           --      --         --       --             --       --          --        --             --
2007           --      --         --       --             --       --          --        --             --
---------------------------------------------------------------------------------------------------------------
PUT VT RESEARCH, CL IB
2011           --   $1.46  to  $1.38       $1          1.12%    1.00%   to  1.65%    (2.72%)   to   (3.35%)
2010            6   $1.50  to  $1.42       $9          1.02%    1.00%   to  1.65%    15.21%    to   14.47%
2009            6   $1.30  to  $1.24       $8          1.10%    1.00%   to  1.65%    31.85%    to   31.00%
2008            6   $0.99  to  $0.95       $6          0.20%    1.00%   to  1.65%   (39.16%)   to  (39.56%)
2007           --   $1.62  to  $1.57       $1          0.40%    1.00%   to  1.65%    (0.45%)   to   (1.09%)
---------------------------------------------------------------------------------------------------------------
VP PTNRS SM CAP VAL, CL 3
2011          780   $2.23  to  $1.15   $1,255             --    1.00%   to  2.05%    (5.40%)   to   (6.39%)
2010          803   $2.36  to  $1.23   $1,386             --    1.00%   to  2.05%    23.20%    to   22.62%(6)
2009          926   $1.91  to  $0.83   $1,308             --    1.00%   to  2.00%    35.19%    to   33.85%
2008          978   $1.42  to  $0.62   $1,033          0.11%    1.00%   to  2.00%   (32.25%)   to  (32.93%)
2007        1,062   $2.09  to  $0.93   $1,671          0.82%    1.00%   to  2.00%    (5.85%)   to   (8.85%)(4)
---------------------------------------------------------------------------------------------------------------



(1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
(4) New subaccount operations commenced on Oct. 1, 2007.
(5) New subaccount operations commenced on Sept. 26, 2008.
(6) New subaccount operations commenced on July 19, 2010.
(7) New subaccount operations commenced on Sept. 24, 2010.


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  43

CONDENSED FINANCIAL INFORMATION (UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                             2011    2010    2009    2008    2007    2006    2005    2004    2003
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (9/26/2008)
Accumulation unit value at beginning of
period                                         $1.11   $1.01   $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period       $1.06   $1.11   $1.01   $0.82      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                        3       3       3       3      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.78   $1.51   $1.00   $1.92   $1.62   $1.51   $1.47   $1.41   $1.00
Accumulation unit value at end of period       $1.35   $1.78   $1.51   $1.00   $1.92   $1.62   $1.51   $1.47   $1.41
Number of accumulation units outstanding at
end of period (000 omitted)                        7       7       7       7       7       8       8       8       2
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.46   $1.31   $1.10   $1.87   $1.81   $1.56   $1.51   $1.37   $1.00
Accumulation unit value at end of period       $1.54   $1.46   $1.31   $1.10   $1.87   $1.81   $1.56   $1.51   $1.37
Number of accumulation units outstanding at
end of period (000 omitted)                        1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.52   $1.40   $1.03   $1.73   $1.54   $1.56   $1.37   $1.28   $1.00
Accumulation unit value at end of period       $1.46   $1.52   $1.40   $1.03   $1.73   $1.54   $1.56   $1.37   $1.28
Number of accumulation units outstanding at
end of period (000 omitted)                        2       2       2       2       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.07   $1.08   $1.09   $1.08   $1.04   $1.01   $0.99   $0.99   $1.00
Accumulation unit value at end of period       $1.06   $1.07   $1.08   $1.09   $1.08   $1.04   $1.01   $0.99   $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                        5       5       5      96     111       1       1       1      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.28   $1.19   $1.05   $1.14   $1.09   $1.05   $1.04   $1.01   $1.00
Accumulation unit value at end of period       $1.35   $1.28   $1.19   $1.05   $1.14   $1.09   $1.05   $1.04   $1.01
Number of accumulation units outstanding at
end of period (000 omitted)                        7       7       7       8       8      65      65      65       1
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.18   $1.89   $1.50   $2.54   $2.37   $2.00   $1.78   $1.52   $1.00
Accumulation unit value at end of period       $2.05   $2.18   $1.89   $1.50   $2.54   $2.37   $2.00   $1.78   $1.52
Number of accumulation units outstanding at
end of period (000 omitted)                        2       2      11      11      12      82      82      82       9
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (3/17/2006)
Accumulation unit value at beginning of
period                                         $0.90   $0.78   $0.63   $1.10   $1.08   $1.00      --      --      --
Accumulation unit value at end of period       $0.94   $0.90   $0.78   $0.63   $1.10   $1.08      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.40   $1.21   $0.89   $1.62   $1.59   $1.44   $1.34   $1.25   $1.00
Accumulation unit value at end of period       $1.34   $1.40   $1.21   $0.89   $1.62   $1.59   $1.44   $1.34   $1.25
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.57   $1.39   $1.11   $1.78   $1.72   $1.50   $1.45   $1.33   $1.00
Accumulation unit value at end of period       $1.58   $1.57   $1.39   $1.11   $1.78   $1.72   $1.50   $1.45   $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                        5       5       5       5       5      53      55      56       1
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.10   $1.08   $1.03   $1.07   $1.03   $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period       $1.10   $1.10   $1.08   $1.03   $1.07   $1.03   $1.00   $0.99   $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                        4       4       3     102       9       9      10      14      11
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.98   $1.71   $1.28   $2.25   $1.94   $1.75   $1.52   $1.33   $1.00
Accumulation unit value at end of period       $1.91   $1.98   $1.71   $1.28   $2.25   $1.94   $1.75   $1.52   $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                       65      68      71      78     115     173     185     198      18
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.59   $1.29   $1.02   $1.96   $1.56   $1.48   $1.42   $1.39   $1.00
Accumulation unit value at end of period       $1.57   $1.59   $1.29   $1.02   $1.96   $1.56   $1.48   $1.42   $1.39
Number of accumulation units outstanding at
end of period (000 omitted)                        2       2       2       2       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.86   $2.24   $1.62   $2.71   $2.38   $2.14   $1.83   $1.48   $1.00
Accumulation unit value at end of period       $2.52   $2.86   $2.24   $1.62   $2.71   $2.38   $2.14   $1.83   $1.48
Number of accumulation units outstanding at
end of period (000 omitted)                       20      21      21      21      49      52      71      75       5
------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
44  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011    2010    2009    2008    2007    2006    2005    2004    2003
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.17   $1.95   $1.56   $2.81   $2.42   $2.08   $1.77   $1.57   $1.00
Accumulation unit value at end of period       $1.78   $2.17   $1.95   $1.56   $2.81   $2.42   $2.08   $1.77   $1.57
Number of accumulation units outstanding at
end of period (000 omitted)                        6       6       6       7      36      70      71      71       2
------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.49   $1.25   $1.06   $1.85   $2.37   $1.98   $1.76   $1.35   $1.00
Accumulation unit value at end of period       $1.39   $1.49   $1.25   $1.06   $1.85   $2.37   $1.98   $1.76   $1.35
Number of accumulation units outstanding at
end of period (000 omitted)                        5       5       9       9       9      10      10      11       8
------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.36   $1.86   $1.45   $2.19   $2.27   $1.96   $1.82   $1.48   $1.00
Accumulation unit value at end of period       $2.25   $2.36   $1.86   $1.45   $2.19   $2.27   $1.96   $1.82   $1.48
Number of accumulation units outstanding at
end of period (000 omitted)                        2       2       2       2       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.04   $1.61   $1.14   $2.00   $1.81   $1.68   $1.62   $1.47   $1.00
Accumulation unit value at end of period       $1.92   $2.04   $1.61   $1.14   $2.00   $1.81   $1.68   $1.62   $1.47
Number of accumulation units outstanding at
end of period (000 omitted)                       13      13      13      13      12      44      44      44       3
------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.60   $1.46   $1.17   $1.87   $1.83   $1.56   $1.42   $1.28   $1.00
Accumulation unit value at end of period       $1.57   $1.60   $1.46   $1.17   $1.87   $1.83   $1.56   $1.42   $1.28
Number of accumulation units outstanding at
end of period (000 omitted)                       49      50      51      53      83     149     155     163      42
------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.16   $2.02   $1.49   $2.52   $2.20   $1.83   $1.68   $1.43   $1.00
Accumulation unit value at end of period       $1.91   $2.16   $2.02   $1.49   $2.52   $2.20   $1.83   $1.68   $1.43
Number of accumulation units outstanding at
end of period (000 omitted)                        5       5       5       5       5       5       6       7       3
------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.38   $1.30   $0.89   $1.87   $1.86   $1.67   $1.60   $1.46   $1.00
Accumulation unit value at end of period       $1.32   $1.38   $1.30   $0.89   $1.87   $1.86   $1.67   $1.60   $1.46
Number of accumulation units outstanding at
end of period (000 omitted)                        3       3       3       3       3       3       3       3       2
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.89   $1.61   $1.15   $2.19   $2.00   $1.74   $1.61   $1.41   $1.00
Accumulation unit value at end of period       $1.74   $1.89   $1.61   $1.15   $2.19   $2.00   $1.74   $1.61   $1.41
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of
period                                         $1.09   $1.01   $0.80   $1.16   $1.08   $1.00      --      --      --
Accumulation unit value at end of period       $1.08   $1.09   $1.01   $0.80   $1.16   $1.08      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.56   $1.41   $1.02   $1.64   $1.49   $1.40   $1.36   $1.26   $1.00
Accumulation unit value at end of period       $1.55   $1.56   $1.41   $1.02   $1.64   $1.49   $1.40   $1.36   $1.26
Number of accumulation units outstanding at
end of period (000 omitted)                        5       5       5       5       5       6       8       9       2
------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.26   $1.68   $1.04   $1.74   $1.72   $1.54   $1.48   $1.41   $1.00
Accumulation unit value at end of period       $2.01   $2.26   $1.68   $1.04   $1.74   $1.72   $1.54   $1.48   $1.41
Number of accumulation units outstanding at
end of period (000 omitted)                        1       1       1       1       1       1       1       1      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.45   $1.34   $1.15   $1.49   $1.45   $1.31   $1.29   $1.18   $1.00
Accumulation unit value at end of period       $1.46   $1.45   $1.34   $1.15   $1.49   $1.45   $1.31   $1.29   $1.18
Number of accumulation units outstanding at
end of period (000 omitted)                       22      23      24      25      26      26      27      28       2
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.95   $2.63   $2.00   $3.24   $2.57   $1.98   $1.72   $1.33   $1.00
Accumulation unit value at end of period       $3.11   $2.95   $2.63   $2.00   $3.24   $2.57   $1.98   $1.72   $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --      24      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.49   $1.38   $0.96   $1.79   $1.59   $1.49   $1.44   $1.36   $1.00
Accumulation unit value at end of period       $1.45   $1.49   $1.38   $0.96   $1.79   $1.59   $1.49   $1.44   $1.36
Number of accumulation units outstanding at
end of period (000 omitted)                       32      33      33      33      31      69      69      68       4
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.34   $2.04   $1.48   $2.51   $2.39   $2.06   $1.82   $1.55   $1.00
Accumulation unit value at end of period       $2.12   $2.34   $2.04   $1.48   $2.51   $2.39   $2.06   $1.82   $1.55
Number of accumulation units outstanding at
end of period (000 omitted)                        1       1       1       1       1       1       1       1      --
------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  45

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011    2010    2009    2008    2007    2006    2005    2004    2003
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.60   $1.41   $1.20   $1.42   $1.31   $1.23   $1.21   $1.13   $1.00
Accumulation unit value at end of period       $1.59   $1.60   $1.41   $1.20   $1.42   $1.31   $1.23   $1.21   $1.13
Number of accumulation units outstanding at
end of period (000 omitted)                       95      98     100     103     168     182     214     234      48
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $0.41   $0.36   $0.29   $1.37   $1.39   $1.29   $1.27   $1.18   $1.00
Accumulation unit value at end of period       $0.40   $0.41   $0.36   $0.29   $1.37   $1.39   $1.29   $1.27   $1.18
Number of accumulation units outstanding at
end of period (000 omitted)                        2       2      12      68      12      13      14      15      10
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.21   $1.81   $1.34   $2.18   $2.23   $1.97   $1.81   $1.53   $1.00
Accumulation unit value at end of period       $2.13   $2.21   $1.81   $1.34   $2.18   $2.23   $1.97   $1.81   $1.53
Number of accumulation units outstanding at
end of period (000 omitted)                        2       2      11      11      11      12      13      13       9
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.45   $1.28   $1.00   $1.64   $1.76   $1.54   $1.48   $1.34   $1.00
Accumulation unit value at end of period       $1.37   $1.45   $1.28   $1.00   $1.64   $1.76   $1.54   $1.48   $1.34
Number of accumulation units outstanding at
end of period (000 omitted)                        2       2      11      11      11      11      11      11      11
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.80   $1.66   $1.34   $2.42   $2.25   $1.78   $1.60   $1.39   $1.00
Accumulation unit value at end of period       $1.48   $1.80   $1.66   $1.34   $2.42   $2.25   $1.78   $1.60   $1.39
Number of accumulation units outstanding at
end of period (000 omitted)                        2       2       7       7       7      42      42      42       6
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning of
period                                         $1.13   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period       $1.06   $1.13      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.50   $1.30   $0.99   $1.62   $1.63   $1.48   $1.42   $1.33   $1.00
Accumulation unit value at end of period       $1.46   $1.50   $1.30   $0.99   $1.62   $1.63   $1.48   $1.42   $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                       --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.36   $1.91   $1.42   $2.09   $2.22   $1.86   $1.78   $1.50   $1.00
Accumulation unit value at end of period       $2.23   $2.36   $1.91   $1.42   $2.09   $2.22   $1.86   $1.78   $1.50
Number of accumulation units outstanding at
end of period (000 omitted)                        2       2       2       2       3       3       3       3      --
------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
46  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (9/26/2008)
Accumulation unit value at beginning of
period                                        $1.10   $1.01   $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period      $1.06   $1.10   $1.01   $0.82      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      98      99     102     100      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.76   $1.50   $0.99   $1.91   $1.61   $1.50   $1.47   $1.41   $1.00
Accumulation unit value at end of period      $1.34   $1.76   $1.50   $0.99   $1.91   $1.61   $1.50   $1.47   $1.41
Number of accumulation units outstanding at
end of period (000 omitted)                      55      63      63      80      78      87      87      72      --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.45   $1.30   $1.09   $1.87   $1.80   $1.55   $1.50   $1.37   $1.00
Accumulation unit value at end of period      $1.52   $1.45   $1.30   $1.09   $1.87   $1.80   $1.55   $1.50   $1.37
Number of accumulation units outstanding at
end of period (000 omitted)                      42      93     136     180     163     194     210     216     147
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.51   $1.39   $1.02   $1.72   $1.53   $1.56   $1.37   $1.28   $1.00
Accumulation unit value at end of period      $1.44   $1.51   $1.39   $1.02   $1.72   $1.53   $1.56   $1.37   $1.28
Number of accumulation units outstanding at
end of period (000 omitted)                       5       5       5       5       5      25      24      25       6
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.07   $1.08   $1.09   $1.08   $1.04   $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period      $1.05   $1.07   $1.08   $1.09   $1.08   $1.04   $1.00   $0.99   $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                      --      20      22      --      47      49      52      54      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.28   $1.19   $1.05   $1.14   $1.09   $1.06   $1.05   $1.01   $1.00
Accumulation unit value at end of period      $1.35   $1.28   $1.19   $1.05   $1.14   $1.09   $1.06   $1.05   $1.01
Number of accumulation units outstanding at
end of period (000 omitted)                     198     217     234     204     207     216     224     223     160
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.17   $1.87   $1.49   $2.53   $2.36   $2.00   $1.78   $1.52   $1.00
Accumulation unit value at end of period      $2.04   $2.17   $1.87   $1.49   $2.53   $2.36   $2.00   $1.78   $1.52
Number of accumulation units outstanding at
end of period (000 omitted)                      68      63      68      68      66      66      61      60       2
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (3/17/2006)
Accumulation unit value at beginning of
period                                        $0.90   $0.77   $0.63   $1.10   $1.08   $1.00      --      --      --
Accumulation unit value at end of period      $0.94   $0.90   $0.77   $0.63   $1.10   $1.08      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.39   $1.20   $0.89   $1.61   $1.58   $1.44   $1.34   $1.25   $1.00
Accumulation unit value at end of period      $1.33   $1.39   $1.20   $0.89   $1.61   $1.58   $1.44   $1.34   $1.25
Number of accumulation units outstanding at
end of period (000 omitted)                      12      15      19      26      28      34      35      20      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.56   $1.38   $1.10   $1.78   $1.71   $1.50   $1.45   $1.33   $1.00
Accumulation unit value at end of period      $1.57   $1.56   $1.38   $1.10   $1.78   $1.71   $1.50   $1.45   $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                     131     231     250     330     326     410     467     506     159
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.09   $1.07   $1.03   $1.07   $1.03   $1.00   $0.99   $1.00   $1.00
Accumulation unit value at end of period      $1.10   $1.09   $1.07   $1.03   $1.07   $1.03   $1.00   $0.99   $1.00
Number of accumulation units outstanding at
end of period (000 omitted)                     134     234     285     335     388     354     378     382     136
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.97   $1.70   $1.27   $2.24   $1.93   $1.75   $1.52   $1.33   $1.00
Accumulation unit value at end of period      $1.89   $1.97   $1.70   $1.27   $2.24   $1.93   $1.75   $1.52   $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                     898   1,070   1,051   1,112   1,129   1,239   1,247   1,212     331
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.57   $1.28   $1.01   $1.95   $1.55   $1.47   $1.41   $1.39   $1.00
Accumulation unit value at end of period      $1.56   $1.57   $1.28   $1.01   $1.95   $1.55   $1.47   $1.41   $1.39
Number of accumulation units outstanding at
end of period (000 omitted)                      77      91      95      92      87      87      85      58       9
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.84   $2.23   $1.61   $2.70   $2.37   $2.13   $1.82   $1.48   $1.00
Accumulation unit value at end of period      $2.50   $2.84   $2.23   $1.61   $2.70   $2.37   $2.13   $1.82   $1.48
Number of accumulation units outstanding at
end of period (000 omitted)                     221     295     307     337     344     393     385     393      58
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.16   $1.93   $1.55   $2.79   $2.41   $2.07   $1.76   $1.57   $1.00
Accumulation unit value at end of period      $1.76   $2.16   $1.93   $1.55   $2.79   $2.41   $2.07   $1.76   $1.57
Number of accumulation units outstanding at
end of period (000 omitted)                      53      70      56      80      81      92      93      96      14
-----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  47

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.48   $1.24   $1.05   $1.84   $2.36   $1.98   $1.76   $1.35   $1.00
Accumulation unit value at end of period      $1.38   $1.48   $1.24   $1.05   $1.84   $2.36   $1.98   $1.76   $1.35
Number of accumulation units outstanding at
end of period (000 omitted)                      12      14       8      37      40      52      54      46      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.34   $1.85   $1.44   $2.18   $2.26   $1.95   $1.81   $1.48   $1.00
Accumulation unit value at end of period      $2.23   $2.34   $1.85   $1.44   $2.18   $2.26   $1.95   $1.81   $1.48
Number of accumulation units outstanding at
end of period (000 omitted)                      56      82      62      88      89      97      90      91      25
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.02   $1.60   $1.13   $1.99   $1.80   $1.68   $1.62   $1.47   $1.00
Accumulation unit value at end of period      $1.91   $2.02   $1.60   $1.13   $1.99   $1.80   $1.68   $1.62   $1.47
Number of accumulation units outstanding at
end of period (000 omitted)                     117     119     100      90      74      73      68      65      28
-----------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.59   $1.45   $1.16   $1.86   $1.82   $1.56   $1.42   $1.28   $1.00
Accumulation unit value at end of period      $1.56   $1.59   $1.45   $1.16   $1.86   $1.82   $1.56   $1.42   $1.28
Number of accumulation units outstanding at
end of period (000 omitted)                     336     410     470     521     555     618     644     640     260
-----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.15   $2.00   $1.48   $2.50   $2.19   $1.83   $1.68   $1.43   $1.00
Accumulation unit value at end of period      $1.90   $2.15   $2.00   $1.48   $2.50   $2.19   $1.83   $1.68   $1.43
Number of accumulation units outstanding at
end of period (000 omitted)                      95     112     105      93      87      68      74      56       9
-----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.37   $1.29   $0.89   $1.86   $1.86   $1.66   $1.59   $1.45   $1.00
Accumulation unit value at end of period      $1.31   $1.37   $1.29   $0.89   $1.86   $1.86   $1.66   $1.59   $1.45
Number of accumulation units outstanding at
end of period (000 omitted)                     115     122     127      88      83      83      83      55      10
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.88   $1.60   $1.14   $2.18   $2.00   $1.74   $1.61   $1.41   $1.00
Accumulation unit value at end of period      $1.72   $1.88   $1.60   $1.14   $2.18   $2.00   $1.74   $1.61   $1.41
Number of accumulation units outstanding at
end of period (000 omitted)                      47      46      34      35      33      33      34      21       6
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of
period                                        $1.09   $1.01   $0.80   $1.15   $1.08   $1.00      --      --      --
Accumulation unit value at end of period      $1.07   $1.09   $1.01   $0.80   $1.15   $1.08      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                       8       8       9       8       7       7      --      --      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.55   $1.40   $1.01   $1.63   $1.48   $1.40   $1.35   $1.26   $1.00
Accumulation unit value at end of period      $1.54   $1.55   $1.40   $1.01   $1.63   $1.48   $1.40   $1.35   $1.26
Number of accumulation units outstanding at
end of period (000 omitted)                      72      98     101     112     123     127     130     137      55
-----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.24   $1.67   $1.04   $1.73   $1.71   $1.53   $1.48   $1.41   $1.00
Accumulation unit value at end of period      $1.99   $2.24   $1.67   $1.04   $1.73   $1.71   $1.53   $1.48   $1.41
Number of accumulation units outstanding at
end of period (000 omitted)                      56      66      61      64      64      63      66      67      20
-----------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.44   $1.33   $1.14   $1.49   $1.45   $1.31   $1.29   $1.17   $1.00
Accumulation unit value at end of period      $1.45   $1.44   $1.33   $1.14   $1.49   $1.45   $1.31   $1.29   $1.17
Number of accumulation units outstanding at
end of period (000 omitted)                     368     533     607     731     782     834     860     841     397
-----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.93   $2.61   $1.98   $3.23   $2.56   $1.97   $1.71   $1.33   $1.00
Accumulation unit value at end of period      $3.08   $2.93   $2.61   $1.98   $3.23   $2.56   $1.97   $1.71   $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                      32      43      42      35      36      36      40      45      42
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.48   $1.37   $0.96   $1.78   $1.58   $1.49   $1.43   $1.36   $1.00
Accumulation unit value at end of period      $1.44   $1.48   $1.37   $0.96   $1.78   $1.58   $1.49   $1.43   $1.36
Number of accumulation units outstanding at
end of period (000 omitted)                     402     465     444     422     415     441     466     438     125
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.32   $2.03   $1.47   $2.50   $2.38   $2.05   $1.82   $1.55   $1.00
Accumulation unit value at end of period      $2.10   $2.32   $2.03   $1.47   $2.50   $2.38   $2.05   $1.82   $1.55
Number of accumulation units outstanding at
end of period (000 omitted)                     120     118      96      90      85      98      94      84      19
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.59   $1.40   $1.19   $1.41   $1.30   $1.23   $1.21   $1.13   $1.00
Accumulation unit value at end of period      $1.58   $1.59   $1.40   $1.19   $1.41   $1.30   $1.23   $1.21   $1.13
Number of accumulation units outstanding at
end of period (000 omitted)                     302     523     640     656     794     888     904     868     200
-----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
48  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $0.41   $0.36   $0.29   $1.36   $1.38   $1.28   $1.27   $1.18   $1.00
Accumulation unit value at end of period      $0.39   $0.41   $0.36   $0.29   $1.36   $1.38   $1.28   $1.27   $1.18
Number of accumulation units outstanding at
end of period (000 omitted)                     155     198     114      63      47      67      70      62       6
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.19   $1.80   $1.33   $2.17   $2.22   $1.96   $1.81   $1.53   $1.00
Accumulation unit value at end of period      $2.11   $2.19   $1.80   $1.33   $2.17   $2.22   $1.96   $1.81   $1.53
Number of accumulation units outstanding at
end of period (000 omitted)                     184     215     225     244     252     335     349     321      27
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.44   $1.27   $0.99   $1.63   $1.76   $1.53   $1.47   $1.34   $1.00
Accumulation unit value at end of period      $1.36   $1.44   $1.27   $0.99   $1.63   $1.76   $1.53   $1.47   $1.34
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      20      20      21       2
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.79   $1.64   $1.33   $2.41   $2.25   $1.78   $1.60   $1.39   $1.00
Accumulation unit value at end of period      $1.47   $1.79   $1.64   $1.33   $2.41   $2.25   $1.78   $1.60   $1.39
Number of accumulation units outstanding at
end of period (000 omitted)                      --       1       1       3       3       5       6       4       1
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning of
period                                        $1.13   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.06   $1.13      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.49   $1.29   $0.98   $1.61   $1.62   $1.47   $1.42   $1.33   $1.00
Accumulation unit value at end of period      $1.44   $1.49   $1.29   $0.98   $1.61   $1.62   $1.47   $1.42   $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                      --       6       6       6      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.34   $1.90   $1.41   $2.08   $2.21   $1.86   $1.78   $1.50   $1.00
Accumulation unit value at end of period      $2.21   $2.34   $1.90   $1.41   $2.08   $2.21   $1.86   $1.78   $1.50
Number of accumulation units outstanding at
end of period (000 omitted)                      --       1       1       3       3       5       5       2      --
-----------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  49

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (9/26/2008)
Accumulation unit value at beginning of
period                                        $1.10   $1.01   $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period      $1.05   $1.10   $1.01   $0.82      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.74   $1.49   $0.98   $1.90   $1.60   $1.50   $1.46   $1.41   $1.00
Accumulation unit value at end of period      $1.32   $1.74   $1.49   $0.98   $1.90   $1.60   $1.50   $1.46   $1.41
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.44   $1.29   $1.08   $1.85   $1.79   $1.55   $1.50   $1.36   $1.00
Accumulation unit value at end of period      $1.50   $1.44   $1.29   $1.08   $1.85   $1.79   $1.55   $1.50   $1.36
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      27      --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.49   $1.38   $1.02   $1.71   $1.52   $1.55   $1.37   $1.28   $1.00
Accumulation unit value at end of period      $1.43   $1.49   $1.38   $1.02   $1.71   $1.52   $1.55   $1.37   $1.28
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.05   $1.07   $1.08   $1.07   $1.03   $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period      $1.04   $1.05   $1.07   $1.08   $1.07   $1.03   $1.00   $0.99   $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                       1       1      89       5       1       1      --      --      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.25   $1.17   $1.04   $1.12   $1.08   $1.05   $1.04   $1.01   $1.00
Accumulation unit value at end of period      $1.32   $1.25   $1.17   $1.04   $1.12   $1.08   $1.05   $1.04   $1.01
Number of accumulation units outstanding at
end of period (000 omitted)                     134     140     592     462     402     211      63      67      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.14   $1.86   $1.47   $2.51   $2.35   $1.99   $1.77   $1.52   $1.00
Accumulation unit value at end of period      $2.01   $2.14   $1.86   $1.47   $2.51   $2.35   $1.99   $1.77   $1.52
Number of accumulation units outstanding at
end of period (000 omitted)                       3       3     255     219     122      62       2       2      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (3/17/2006)
Accumulation unit value at beginning of
period                                        $0.89   $0.77   $0.63   $1.10   $1.08   $1.00      --      --      --
Accumulation unit value at end of period      $0.93   $0.89   $0.77   $0.63   $1.10   $1.08      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.38   $1.19   $0.88   $1.60   $1.57   $1.43   $1.34   $1.25   $1.00
Accumulation unit value at end of period      $1.32   $1.38   $1.19   $0.88   $1.60   $1.57   $1.43   $1.34   $1.25
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.54   $1.36   $1.09   $1.76   $1.70   $1.49   $1.45   $1.33   $1.00
Accumulation unit value at end of period      $1.55   $1.54   $1.36   $1.09   $1.76   $1.70   $1.49   $1.45   $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                      52      54      48      --      --       1       1       1      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.08   $1.06   $1.02   $1.06   $1.02   $0.99   $0.99   $1.00   $1.00
Accumulation unit value at end of period      $1.08   $1.08   $1.06   $1.02   $1.06   $1.02   $0.99   $0.99   $1.00
Number of accumulation units outstanding at
end of period (000 omitted)                     111     112     154      44      67      66      59      56       2
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.94   $1.68   $1.26   $2.22   $1.92   $1.74   $1.51   $1.33   $1.00
Accumulation unit value at end of period      $1.86   $1.94   $1.68   $1.26   $2.22   $1.92   $1.74   $1.51   $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                      80     157     211     456     423     417     311     255      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.56   $1.27   $1.01   $1.93   $1.55   $1.47   $1.41   $1.38   $1.00
Accumulation unit value at end of period      $1.54   $1.56   $1.27   $1.01   $1.93   $1.55   $1.47   $1.41   $1.38
Number of accumulation units outstanding at
end of period (000 omitted)                      19      19      19      19      19      19      19      19      15
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.80   $2.21   $1.60   $2.68   $2.35   $2.12   $1.82   $1.48   $1.00
Accumulation unit value at end of period      $2.47   $2.80   $2.21   $1.60   $2.68   $2.35   $2.12   $1.82   $1.48
Number of accumulation units outstanding at
end of period (000 omitted)                      24      26      90     115      80      51      33      33       3
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.13   $1.91   $1.53   $2.77   $2.40   $2.06   $1.76   $1.57   $1.00
Accumulation unit value at end of period      $1.74   $2.13   $1.91   $1.53   $2.77   $2.40   $2.06   $1.76   $1.57
Number of accumulation units outstanding at
end of period (000 omitted)                       2       2       5       5       5      11       6       6      --
-----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
50  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.46   $1.23   $1.04   $1.83   $2.34   $1.97   $1.76   $1.35   $1.00
Accumulation unit value at end of period      $1.36   $1.46   $1.23   $1.04   $1.83   $2.34   $1.97   $1.76   $1.35
Number of accumulation units outstanding at
end of period (000 omitted)                       1       1       1       1       7       7       9      10      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.31   $1.83   $1.43   $2.17   $2.25   $1.94   $1.81   $1.48   $1.00
Accumulation unit value at end of period      $2.20   $2.31   $1.83   $1.43   $2.17   $2.25   $1.94   $1.81   $1.48
Number of accumulation units outstanding at
end of period (000 omitted)                      12      13      12      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.00   $1.59   $1.12   $1.97   $1.79   $1.67   $1.62   $1.47   $1.00
Accumulation unit value at end of period      $1.88   $2.00   $1.59   $1.12   $1.97   $1.79   $1.67   $1.62   $1.47
Number of accumulation units outstanding at
end of period (000 omitted)                      15      15      17      17      17      18      18      19      15
-----------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.57   $1.43   $1.15   $1.85   $1.81   $1.55   $1.42   $1.28   $1.00
Accumulation unit value at end of period      $1.54   $1.57   $1.43   $1.15   $1.85   $1.81   $1.55   $1.42   $1.28
Number of accumulation units outstanding at
end of period (000 omitted)                      60     145     171     212     201     252     215     142      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.12   $1.98   $1.46   $2.49   $2.18   $1.82   $1.67   $1.43   $1.00
Accumulation unit value at end of period      $1.87   $2.12   $1.98   $1.46   $2.49   $2.18   $1.82   $1.67   $1.43
Number of accumulation units outstanding at
end of period (000 omitted)                      43      40      34       2       8       9       9      10      --
-----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.35   $1.28   $0.88   $1.85   $1.85   $1.66   $1.59   $1.45   $1.00
Accumulation unit value at end of period      $1.29   $1.35   $1.28   $0.88   $1.85   $1.85   $1.66   $1.59   $1.45
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --       1       1      36      --
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.86   $1.59   $1.13   $2.17   $1.99   $1.73   $1.60   $1.41   $1.00
Accumulation unit value at end of period      $1.70   $1.86   $1.59   $1.13   $2.17   $1.99   $1.73   $1.60   $1.41
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      27      --
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of
period                                        $1.08   $1.00   $0.79   $1.15   $1.08   $1.00      --      --      --
Accumulation unit value at end of period      $1.06   $1.08   $1.00   $0.79   $1.15   $1.08      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.53   $1.38   $1.01   $1.62   $1.47   $1.39   $1.35   $1.26   $1.00
Accumulation unit value at end of period      $1.52   $1.53   $1.38   $1.01   $1.62   $1.47   $1.39   $1.35   $1.26
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      12      13      16      18      20      23      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.22   $1.65   $1.03   $1.72   $1.70   $1.53   $1.47   $1.40   $1.00
Accumulation unit value at end of period      $1.96   $2.22   $1.65   $1.03   $1.72   $1.70   $1.53   $1.47   $1.40
Number of accumulation units outstanding at
end of period (000 omitted)                      15      15      15      15      15      15      15      15      15
-----------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.42   $1.32   $1.13   $1.48   $1.44   $1.30   $1.29   $1.17   $1.00
Accumulation unit value at end of period      $1.43   $1.42   $1.32   $1.13   $1.48   $1.44   $1.30   $1.29   $1.17
Number of accumulation units outstanding at
end of period (000 omitted)                      77      81      79     107     130     122     126     172      20
-----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.89   $2.58   $1.97   $3.20   $2.54   $1.97   $1.71   $1.33   $1.00
Accumulation unit value at end of period      $3.04   $2.89   $2.58   $1.97   $3.20   $2.54   $1.97   $1.71   $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.46   $1.35   $0.95   $1.77   $1.58   $1.48   $1.43   $1.36   $1.00
Accumulation unit value at end of period      $1.42   $1.46   $1.35   $0.95   $1.77   $1.58   $1.48   $1.43   $1.36
Number of accumulation units outstanding at
end of period (000 omitted)                      20      21      22      22      22      22      22      60      17
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.30   $2.01   $1.46   $2.48   $2.37   $2.04   $1.81   $1.54   $1.00
Accumulation unit value at end of period      $2.08   $2.30   $2.01   $1.46   $2.48   $2.37   $2.04   $1.81   $1.54
Number of accumulation units outstanding at
end of period (000 omitted)                       1       1       1       1       8       8       8       8       7
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.57   $1.38   $1.18   $1.40   $1.30   $1.22   $1.21   $1.13   $1.00
Accumulation unit value at end of period      $1.56   $1.57   $1.38   $1.18   $1.40   $1.30   $1.22   $1.21   $1.13
Number of accumulation units outstanding at
end of period (000 omitted)                      75     184     512     626     636     494     444     313      --
-----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  51

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $0.40   $0.36   $0.29   $1.35   $1.38   $1.28   $1.27   $1.18   $1.00
Accumulation unit value at end of period      $0.39   $0.40   $0.36   $0.29   $1.35   $1.38   $1.28   $1.27   $1.18
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      10      10      10      10      --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.16   $1.78   $1.32   $2.15   $2.21   $1.95   $1.80   $1.53   $1.00
Accumulation unit value at end of period      $2.09   $2.16   $1.78   $1.32   $2.15   $2.21   $1.95   $1.80   $1.53
Number of accumulation units outstanding at
end of period (000 omitted)                      15      19      20      35      42      37      37      53      10
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.42   $1.26   $0.98   $1.62   $1.75   $1.53   $1.47   $1.34   $1.00
Accumulation unit value at end of period      $1.34   $1.42   $1.26   $0.98   $1.62   $1.75   $1.53   $1.47   $1.34
Number of accumulation units outstanding at
end of period (000 omitted)                      --       3       3       3      21      21      22      22      22
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.77   $1.63   $1.32   $2.39   $2.23   $1.77   $1.60   $1.39   $1.00
Accumulation unit value at end of period      $1.45   $1.77   $1.63   $1.32   $2.39   $2.23   $1.77   $1.60   $1.39
Number of accumulation units outstanding at
end of period (000 omitted)                      --       3       3       3       3       3       3       3       3
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning of
period                                        $1.13   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.06   $1.13      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.47   $1.28   $0.97   $1.60   $1.61   $1.47   $1.41   $1.33   $1.00
Accumulation unit value at end of period      $1.42   $1.47   $1.28   $0.97   $1.60   $1.61   $1.47   $1.41   $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.31   $1.88   $1.40   $2.07   $2.20   $1.85   $1.77   $1.50   $1.00
Accumulation unit value at end of period      $2.18   $2.31   $1.88   $1.40   $2.07   $2.20   $1.85   $1.77   $1.50
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
52  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (9/26/2008)
Accumulation unit value at beginning of
period                                        $1.10   $1.01   $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period      $1.05   $1.10   $1.01   $0.82      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      --      54      54      55      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.74   $1.48   $0.98   $1.89   $1.60   $1.50   $1.46   $1.41   $1.00
Accumulation unit value at end of period      $1.31   $1.74   $1.48   $0.98   $1.89   $1.60   $1.50   $1.46   $1.41
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.43   $1.28   $1.08   $1.85   $1.79   $1.55   $1.50   $1.36   $1.00
Accumulation unit value at end of period      $1.50   $1.43   $1.28   $1.08   $1.85   $1.79   $1.55   $1.50   $1.36
Number of accumulation units outstanding at
end of period (000 omitted)                      --       6       6       6       6       6       6       6       4
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.49   $1.37   $1.01   $1.70   $1.52   $1.55   $1.37   $1.28   $1.00
Accumulation unit value at end of period      $1.42   $1.49   $1.37   $1.01   $1.70   $1.52   $1.55   $1.37   $1.28
Number of accumulation units outstanding at
end of period (000 omitted)                      --       6       6       6      23      23      23      23      22
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.05   $1.06   $1.08   $1.07   $1.03   $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period      $1.04   $1.05   $1.06   $1.08   $1.07   $1.03   $1.00   $0.99   $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                      20      21      20      17      20      19      19       5       5
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.25   $1.17   $1.04   $1.12   $1.08   $1.05   $1.04   $1.01   $1.00
Accumulation unit value at end of period      $1.32   $1.25   $1.17   $1.04   $1.12   $1.08   $1.05   $1.04   $1.01
Number of accumulation units outstanding at
end of period (000 omitted)                      24      26      77      86      98      18       1       1       1
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.13   $1.85   $1.47   $2.50   $2.35   $1.99   $1.77   $1.52   $1.00
Accumulation unit value at end of period      $2.00   $2.13   $1.85   $1.47   $2.50   $2.35   $1.99   $1.77   $1.52
Number of accumulation units outstanding at
end of period (000 omitted)                     272     261     321     317     297     318     136      --      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
period                                        $1.01   $0.87   $0.71   $1.25   $1.23   $1.08   $1.03   $1.00      --
Accumulation unit value at end of period      $1.05   $1.01   $0.87   $0.71   $1.25   $1.23   $1.08   $1.03      --
Number of accumulation units outstanding at
end of period (000 omitted)                      63      67      68      66      52      45      57       5      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.37   $1.19   $0.88   $1.60   $1.57   $1.43   $1.33   $1.25   $1.00
Accumulation unit value at end of period      $1.31   $1.37   $1.19   $0.88   $1.60   $1.57   $1.43   $1.33   $1.25
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.54   $1.36   $1.09   $1.76   $1.70   $1.49   $1.45   $1.33   $1.00
Accumulation unit value at end of period      $1.54   $1.54   $1.36   $1.09   $1.76   $1.70   $1.49   $1.45   $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                      17      74      74      74      78      79      80      49       3
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.07   $1.06   $1.01   $1.06   $1.02   $0.99   $0.99   $0.99   $1.00
Accumulation unit value at end of period      $1.07   $1.07   $1.06   $1.01   $1.06   $1.02   $0.99   $0.99   $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                      87      94      94     103     106     106     109      32       1
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.93   $1.68   $1.25   $2.22   $1.91   $1.74   $1.51   $1.33   $1.00
Accumulation unit value at end of period      $1.86   $1.93   $1.68   $1.25   $2.22   $1.91   $1.74   $1.51   $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                     427     462     489     523     506     571     301      41       8
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.55   $1.27   $1.00   $1.93   $1.54   $1.47   $1.41   $1.38   $1.00
Accumulation unit value at end of period      $1.53   $1.55   $1.27   $1.00   $1.93   $1.54   $1.47   $1.41   $1.38
Number of accumulation units outstanding at
end of period (000 omitted)                       5       5       5       5       5       5       4      --      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.79   $2.20   $1.59   $2.67   $2.35   $2.12   $1.82   $1.48   $1.00
Accumulation unit value at end of period      $2.46   $2.79   $2.20   $1.59   $2.67   $2.35   $2.12   $1.82   $1.48
Number of accumulation units outstanding at
end of period (000 omitted)                      71     135     157     163     176     181     124      64      22
-----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  53

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.12   $1.91   $1.53   $2.77   $2.39   $2.06   $1.76   $1.57   $1.00
Accumulation unit value at end of period      $1.73   $2.12   $1.91   $1.53   $2.77   $2.39   $2.06   $1.76   $1.57
Number of accumulation units outstanding at
end of period (000 omitted)                      14      13      13      13      12      12       9       1      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.46   $1.22   $1.04   $1.83   $2.34   $1.96   $1.75   $1.35   $1.00
Accumulation unit value at end of period      $1.36   $1.46   $1.22   $1.04   $1.83   $2.34   $1.96   $1.75   $1.35
Number of accumulation units outstanding at
end of period (000 omitted)                       5      53      53      52      53      53      52      32       9
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.30   $1.82   $1.43   $2.16   $2.24   $1.94   $1.81   $1.48   $1.00
Accumulation unit value at end of period      $2.19   $2.30   $1.82   $1.43   $2.16   $2.24   $1.94   $1.81   $1.48
Number of accumulation units outstanding at
end of period (000 omitted)                       2      19      19      19      19      19      19      11       4
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.99   $1.58   $1.12   $1.97   $1.79   $1.67   $1.61   $1.47   $1.00
Accumulation unit value at end of period      $1.87   $1.99   $1.58   $1.12   $1.97   $1.79   $1.67   $1.61   $1.47
Number of accumulation units outstanding at
end of period (000 omitted)                      48      57      57      62      80      80      67      25      16
-----------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.56   $1.43   $1.15   $1.85   $1.81   $1.55   $1.42   $1.27   $1.00
Accumulation unit value at end of period      $1.53   $1.56   $1.43   $1.15   $1.85   $1.81   $1.55   $1.42   $1.27
Number of accumulation units outstanding at
end of period (000 omitted)                      76      85      87     106     113     115     111      44       1
-----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.11   $1.97   $1.46   $2.48   $2.18   $1.82   $1.67   $1.43   $1.00
Accumulation unit value at end of period      $1.86   $2.11   $1.97   $1.46   $2.48   $2.18   $1.82   $1.67   $1.43
Number of accumulation units outstanding at
end of period (000 omitted)                      --      25      25      25      26      26      26      14       1
-----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.35   $1.28   $0.88   $1.84   $1.84   $1.65   $1.59   $1.45   $1.00
Accumulation unit value at end of period      $1.29   $1.35   $1.28   $0.88   $1.84   $1.84   $1.65   $1.59   $1.45
Number of accumulation units outstanding at
end of period (000 omitted)                      30      35      33      36      43      40      45      24      20
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.85   $1.58   $1.13   $2.16   $1.98   $1.73   $1.60   $1.41   $1.00
Accumulation unit value at end of period      $1.69   $1.85   $1.58   $1.13   $2.16   $1.98   $1.73   $1.60   $1.41
Number of accumulation units outstanding at
end of period (000 omitted)                       8       8       8       9      10      10       4       4       1
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of
period                                        $1.08   $1.00   $0.79   $1.15   $1.08   $1.00      --      --      --
Accumulation unit value at end of period      $1.06   $1.08   $1.00   $0.79   $1.15   $1.08      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.52   $1.38   $1.00   $1.61   $1.47   $1.39   $1.35   $1.25   $1.00
Accumulation unit value at end of period      $1.51   $1.52   $1.38   $1.00   $1.61   $1.47   $1.39   $1.35   $1.25
Number of accumulation units outstanding at
end of period (000 omitted)                      --       6       6       6       6       6       6       6       4
-----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.21   $1.65   $1.02   $1.72   $1.70   $1.52   $1.47   $1.40   $1.00
Accumulation unit value at end of period      $1.95   $2.21   $1.65   $1.02   $1.72   $1.70   $1.52   $1.47   $1.40
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --       2       2       2       2       1
-----------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.42   $1.31   $1.13   $1.47   $1.43   $1.30   $1.29   $1.17   $1.00
Accumulation unit value at end of period      $1.42   $1.42   $1.31   $1.13   $1.47   $1.43   $1.30   $1.29   $1.17
Number of accumulation units outstanding at
end of period (000 omitted)                       8      15      15      16      17      16      16      12       6
-----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.88   $2.57   $1.96   $3.19   $2.54   $1.96   $1.71   $1.33   $1.00
Accumulation unit value at end of period      $3.03   $2.88   $2.57   $1.96   $3.19   $2.54   $1.96   $1.71   $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                       1       1       1       1       1       2       1      --      --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.45   $1.35   $0.95   $1.77   $1.57   $1.48   $1.43   $1.36   $1.00
Accumulation unit value at end of period      $1.41   $1.45   $1.35   $0.95   $1.77   $1.57   $1.48   $1.43   $1.36
Number of accumulation units outstanding at
end of period (000 omitted)                     223     234     237     254     250     299     199      32       8
-----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
54  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.29   $2.00   $1.46   $2.47   $2.36   $2.04   $1.81   $1.54   $1.00
Accumulation unit value at end of period      $2.07   $2.29   $2.00   $1.46   $2.47   $2.36   $2.04   $1.81   $1.54
Number of accumulation units outstanding at
end of period (000 omitted)                       7       7       7       7       7       7       7       6      --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.56   $1.38   $1.18   $1.40   $1.29   $1.22   $1.21   $1.13   $1.00
Accumulation unit value at end of period      $1.55   $1.56   $1.38   $1.18   $1.40   $1.29   $1.22   $1.21   $1.13
Number of accumulation units outstanding at
end of period (000 omitted)                     281     280     328     327     389     367     272      42       2
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $0.40   $0.35   $0.29   $1.35   $1.37   $1.27   $1.27   $1.18   $1.00
Accumulation unit value at end of period      $0.39   $0.40   $0.35   $0.29   $1.35   $1.37   $1.27   $1.27   $1.18
Number of accumulation units outstanding at
end of period (000 omitted)                       6       6       6       7       8       8       8       8       1
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.16   $1.77   $1.31   $2.15   $2.21   $1.95   $1.80   $1.53   $1.00
Accumulation unit value at end of period      $2.08   $2.16   $1.77   $1.31   $2.15   $2.21   $1.95   $1.80   $1.53
Number of accumulation units outstanding at
end of period (000 omitted)                       7      24      24      25      25      25      21      15       5
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.42   $1.25   $0.98   $1.62   $1.74   $1.52   $1.47   $1.34   $1.00
Accumulation unit value at end of period      $1.33   $1.42   $1.25   $0.98   $1.62   $1.74   $1.52   $1.47   $1.34
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.76   $1.62   $1.32   $2.38   $2.23   $1.77   $1.60   $1.39   $1.00
Accumulation unit value at end of period      $1.44   $1.76   $1.62   $1.32   $2.38   $2.23   $1.77   $1.60   $1.39
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning of
period                                        $1.13   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.06   $1.13      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      --       9      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.46   $1.27   $0.97   $1.60   $1.61   $1.46   $1.41   $1.33   $1.00
Accumulation unit value at end of period      $1.42   $1.46   $1.27   $0.97   $1.60   $1.61   $1.46   $1.41   $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.30   $1.88   $1.39   $2.06   $2.20   $1.85   $1.77   $1.50   $1.00
Accumulation unit value at end of period      $2.17   $2.30   $1.88   $1.39   $2.06   $2.20   $1.85   $1.77   $1.50
Number of accumulation units outstanding at
end of period (000 omitted)                     113     107     122     127     141     157      76       2      --
-----------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  55

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (9/26/2008)
Accumulation unit value at beginning of
period                                        $1.10   $1.01   $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period      $1.05   $1.10   $1.01   $0.82      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      83      90      89      89      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.73   $1.48   $0.98   $1.89   $1.60   $1.49   $1.46   $1.41   $1.00
Accumulation unit value at end of period      $1.31   $1.73   $1.48   $0.98   $1.89   $1.60   $1.49   $1.46   $1.41
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --       8       8      12      12      12       8
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.44   $1.29   $1.09   $1.86   $1.80   $1.56   $1.51   $1.37   $1.00
Accumulation unit value at end of period      $1.50   $1.44   $1.29   $1.09   $1.86   $1.80   $1.56   $1.51   $1.37
Number of accumulation units outstanding at
end of period (000 omitted)                     145     198     203     228     228     234     229     227      35
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.48   $1.37   $1.01   $1.70   $1.52   $1.55   $1.37   $1.28   $1.00
Accumulation unit value at end of period      $1.41   $1.48   $1.37   $1.01   $1.70   $1.52   $1.55   $1.37   $1.28
Number of accumulation units outstanding at
end of period (000 omitted)                      17      19      19      38      28      29      27      35       2
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.05   $1.06   $1.07   $1.06   $1.03   $1.00   $0.98   $0.99   $1.00
Accumulation unit value at end of period      $1.03   $1.05   $1.06   $1.07   $1.06   $1.03   $1.00   $0.98   $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                     103     104     254     213     188      40     199     174       5
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.25   $1.17   $1.03   $1.12   $1.08   $1.05   $1.04   $1.01   $1.00
Accumulation unit value at end of period      $1.31   $1.25   $1.17   $1.03   $1.12   $1.08   $1.05   $1.04   $1.01
Number of accumulation units outstanding at
end of period (000 omitted)                     158     529   1,133   1,126   1,013     601     320     332     119
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.12   $1.84   $1.47   $2.50   $2.34   $1.98   $1.77   $1.52   $1.00
Accumulation unit value at end of period      $1.99   $2.12   $1.84   $1.47   $2.50   $2.34   $1.98   $1.77   $1.52
Number of accumulation units outstanding at
end of period (000 omitted)                     243     333     649     677     538     457     183      20      14
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
period                                        $1.01   $0.87   $0.71   $1.25   $1.23   $1.08   $1.03   $1.00      --
Accumulation unit value at end of period      $1.05   $1.01   $0.87   $0.71   $1.25   $1.23   $1.08   $1.03      --
Number of accumulation units outstanding at
end of period (000 omitted)                     202     234     247     236     242     277     276      37      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.37   $1.18   $0.87   $1.59   $1.57   $1.43   $1.33   $1.25   $1.00
Accumulation unit value at end of period      $1.30   $1.37   $1.18   $0.87   $1.59   $1.57   $1.43   $1.33   $1.25
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      12      13      13      13      13      13      13
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.53   $1.35   $1.09   $1.75   $1.69   $1.49   $1.45   $1.33   $1.00
Accumulation unit value at end of period      $1.54   $1.53   $1.35   $1.09   $1.75   $1.69   $1.49   $1.45   $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                     372     427     426     463     471     469     465     433      72
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.07   $1.05   $1.01   $1.05   $1.01   $0.99   $0.99   $0.99   $1.00
Accumulation unit value at end of period      $1.07   $1.07   $1.05   $1.01   $1.05   $1.01   $0.99   $0.99   $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                     321     386     457     440     396     502     485     348     271
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.93   $1.67   $1.25   $2.21   $1.91   $1.74   $1.51   $1.33   $1.00
Accumulation unit value at end of period      $1.85   $1.93   $1.67   $1.25   $2.21   $1.91   $1.74   $1.51   $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                   1,138   1,468   1,598   1,905   1,920   2,109   1,681   1,343     177
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.54   $1.26   $1.00   $1.92   $1.54   $1.46   $1.41   $1.38   $1.00
Accumulation unit value at end of period      $1.52   $1.54   $1.26   $1.00   $1.92   $1.54   $1.46   $1.41   $1.38
Number of accumulation units outstanding at
end of period (000 omitted)                      59      79      80      79      78      79      80      80       3
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.78   $2.19   $1.59   $2.67   $2.34   $2.11   $1.82   $1.48   $1.00
Accumulation unit value at end of period      $2.45   $2.78   $2.19   $1.59   $2.67   $2.34   $2.11   $1.82   $1.48
Number of accumulation units outstanding at
end of period (000 omitted)                     181     231     335     379     342     334     251     248      58
-----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
56  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.11   $1.90   $1.53   $2.76   $2.39   $2.06   $1.75   $1.57   $1.00
Accumulation unit value at end of period      $1.72   $2.11   $1.90   $1.53   $2.76   $2.39   $2.06   $1.75   $1.57
Number of accumulation units outstanding at
end of period (000 omitted)                     153     150     155     156     156     167     157     112       4
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.49   $1.25   $1.06   $1.87   $2.40   $2.01   $1.80   $1.38   $1.00
Accumulation unit value at end of period      $1.39   $1.49   $1.25   $1.06   $1.87   $2.40   $2.01   $1.80   $1.38
Number of accumulation units outstanding at
end of period (000 omitted)                      21      24      27      27      30      28      24      25      18
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.30   $1.81   $1.42   $2.15   $2.24   $1.94   $1.81   $1.48   $1.00
Accumulation unit value at end of period      $2.18   $2.30   $1.81   $1.42   $2.15   $2.24   $1.94   $1.81   $1.48
Number of accumulation units outstanding at
end of period (000 omitted)                     107     112     112     113     116     154     154     152       8
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.99   $1.58   $1.11   $1.96   $1.79   $1.67   $1.61   $1.47   $1.00
Accumulation unit value at end of period      $1.86   $1.99   $1.58   $1.11   $1.96   $1.79   $1.67   $1.61   $1.47
Number of accumulation units outstanding at
end of period (000 omitted)                     271     270     288     337     326     327     321     277      71
-----------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.56   $1.42   $1.14   $1.84   $1.80   $1.54   $1.42   $1.27   $1.00
Accumulation unit value at end of period      $1.52   $1.56   $1.42   $1.14   $1.84   $1.80   $1.54   $1.42   $1.27
Number of accumulation units outstanding at
end of period (000 omitted)                     421     643     627     690     778     936     868     842     171
-----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.14   $2.00   $1.48   $2.52   $2.21   $1.84   $1.70   $1.45   $1.00
Accumulation unit value at end of period      $1.89   $2.14   $2.00   $1.48   $2.52   $2.21   $1.84   $1.70   $1.45
Number of accumulation units outstanding at
end of period (000 omitted)                     121     126     132     133     134     137     139     135      17
-----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.34   $1.27   $0.87   $1.84   $1.84   $1.65   $1.59   $1.45   $1.00
Accumulation unit value at end of period      $1.28   $1.34   $1.27   $0.87   $1.84   $1.84   $1.65   $1.59   $1.45
Number of accumulation units outstanding at
end of period (000 omitted)                     170     211     226     248     238     256     245     136      19
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.84   $1.58   $1.13   $2.16   $1.98   $1.72   $1.60   $1.41   $1.00
Accumulation unit value at end of period      $1.68   $1.84   $1.58   $1.13   $2.16   $1.98   $1.72   $1.60   $1.41
Number of accumulation units outstanding at
end of period (000 omitted)                       9      31      39      40      41      45      46      44      15
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of
period                                        $1.08   $1.00   $0.79   $1.15   $1.08   $1.00      --      --      --
Accumulation unit value at end of period      $1.06   $1.08   $1.00   $0.79   $1.15   $1.08      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.52   $1.37   $1.00   $1.61   $1.47   $1.39   $1.35   $1.25   $1.00
Accumulation unit value at end of period      $1.50   $1.52   $1.37   $1.00   $1.61   $1.47   $1.39   $1.35   $1.25
Number of accumulation units outstanding at
end of period (000 omitted)                      23      81      83      85      87      87      80      78      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.20   $1.64   $1.02   $1.71   $1.70   $1.52   $1.47   $1.40   $1.00
Accumulation unit value at end of period      $1.94   $2.20   $1.64   $1.02   $1.71   $1.70   $1.52   $1.47   $1.40
Number of accumulation units outstanding at
end of period (000 omitted)                      43      77      79      81      83      83      82      70      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.41   $1.31   $1.13   $1.47   $1.43   $1.30   $1.28   $1.17   $1.00
Accumulation unit value at end of period      $1.42   $1.41   $1.31   $1.13   $1.47   $1.43   $1.30   $1.28   $1.17
Number of accumulation units outstanding at
end of period (000 omitted)                     771   1,036   1,001   1,060   1,199   1,378   1,378   1,360     227
-----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.87   $2.56   $1.96   $3.19   $2.53   $1.96   $1.70   $1.33   $1.00
Accumulation unit value at end of period      $3.02   $2.87   $2.56   $1.96   $3.19   $2.53   $1.96   $1.70   $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                       2       2       2       2       2       2       2       2      --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.45   $1.34   $0.95   $1.76   $1.57   $1.48   $1.43   $1.36   $1.00
Accumulation unit value at end of period      $1.41   $1.45   $1.34   $0.95   $1.76   $1.57   $1.48   $1.43   $1.36
Number of accumulation units outstanding at
end of period (000 omitted)                     852     934     954   1,076   1,042   1,092     952     756     166
-----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  57

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.28   $2.00   $1.45   $2.47   $2.36   $2.04   $1.81   $1.54   $1.00
Accumulation unit value at end of period      $2.06   $2.28   $2.00   $1.45   $2.47   $2.36   $2.04   $1.81   $1.54
Number of accumulation units outstanding at
end of period (000 omitted)                      35      52      53      77      79      84      60      54       1
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.56   $1.37   $1.18   $1.39   $1.29   $1.22   $1.21   $1.13   $1.00
Accumulation unit value at end of period      $1.55   $1.56   $1.37   $1.18   $1.39   $1.29   $1.22   $1.21   $1.13
Number of accumulation units outstanding at
end of period (000 omitted)                     492     637     996   1,034   1,099   1,014     877     569     137
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $0.40   $0.35   $0.28   $1.35   $1.37   $1.27   $1.26   $1.18   $1.00
Accumulation unit value at end of period      $0.38   $0.40   $0.35   $0.28   $1.35   $1.37   $1.27   $1.26   $1.18
Number of accumulation units outstanding at
end of period (000 omitted)                      31      47      54      40      42      48      44      47      26
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.15   $1.77   $1.31   $2.14   $2.20   $1.95   $1.80   $1.53   $1.00
Accumulation unit value at end of period      $2.07   $2.15   $1.77   $1.31   $2.14   $2.20   $1.95   $1.80   $1.53
Number of accumulation units outstanding at
end of period (000 omitted)                     196     226     229     236     239     235     225     225      28
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.41   $1.25   $0.98   $1.61   $1.74   $1.52   $1.47   $1.34   $1.00
Accumulation unit value at end of period      $1.33   $1.41   $1.25   $0.98   $1.61   $1.74   $1.52   $1.47   $1.34
Number of accumulation units outstanding at
end of period (000 omitted)                      15      15      17      17      17      17      17      17       7
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.75   $1.62   $1.31   $2.38   $2.22   $1.76   $1.59   $1.39   $1.00
Accumulation unit value at end of period      $1.44   $1.75   $1.62   $1.31   $2.38   $2.22   $1.76   $1.59   $1.39
Number of accumulation units outstanding at
end of period (000 omitted)                       6       6       6       6       6       6       6       5       2
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning of
period                                        $1.13   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.06   $1.13      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.46   $1.27   $0.97   $1.59   $1.61   $1.46   $1.41   $1.33   $1.00
Accumulation unit value at end of period      $1.41   $1.46   $1.27   $0.97   $1.59   $1.61   $1.46   $1.41   $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.30   $1.87   $1.39   $2.06   $2.19   $1.85   $1.77   $1.49   $1.00
Accumulation unit value at end of period      $2.16   $2.30   $1.87   $1.39   $2.06   $2.19   $1.85   $1.77   $1.49
Number of accumulation units outstanding at
end of period (000 omitted)                     166     190     223     240     272     285     204      36       4
-----------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
58  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                         2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (9/26/2008)
Accumulation unit value at beginning of
period                                     $1.10  $1.01  $0.82  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period   $1.05  $1.10  $1.01  $0.82     --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                     $1.72  $1.47  $0.98  $1.88  $1.59  $1.49  $1.46  $1.41  $1.00     --
Accumulation unit value at end of period   $1.30  $1.72  $1.47  $0.98  $1.88  $1.59  $1.49  $1.46  $1.41     --
Number of accumulation units outstanding
at end of period (000 omitted)                 4      4      3      3      3      3      4      4     --     --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                     $1.43  $1.29  $1.08  $1.85  $1.79  $1.55  $1.51  $1.37  $1.00     --
Accumulation unit value at end of period   $1.50  $1.43  $1.29  $1.08  $1.85  $1.79  $1.55  $1.51  $1.37     --
Number of accumulation units outstanding
at end of period (000 omitted)                 6      8     12     13     16     19     23     15      4     --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                     $1.47  $1.36  $1.01  $1.70  $1.51  $1.55  $1.36  $1.28  $1.00     --
Accumulation unit value at end of period   $1.41  $1.47  $1.36  $1.01  $1.70  $1.51  $1.55  $1.36  $1.28     --
Number of accumulation units outstanding
at end of period (000 omitted)                 6     60     72     85     91    105    109    110     37     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (10/24/1997)
Accumulation unit value at beginning of
period                                     $1.12  $1.14  $1.15  $1.14  $1.10  $1.07  $1.06  $1.06  $1.07  $1.08
Accumulation unit value at end of period   $1.10  $1.12  $1.14  $1.15  $1.14  $1.10  $1.07  $1.06  $1.06  $1.07
Number of accumulation units outstanding
at end of period (000 omitted)               197    206    192    149    224    273    379     45     41     47
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (10/24/1997)
Accumulation unit value at beginning of
period                                     $1.42  $1.33  $1.18  $1.28  $1.23  $1.20  $1.19  $1.15  $1.12  $1.08
Accumulation unit value at end of period   $1.50  $1.42  $1.33  $1.18  $1.28  $1.23  $1.20  $1.19  $1.15  $1.12
Number of accumulation units outstanding
at end of period (000 omitted)               151    166    590    598    761    702    548    664    701    794
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                     $2.12  $1.84  $1.46  $2.49  $2.34  $1.98  $1.77  $1.52  $1.00     --
Accumulation unit value at end of period   $1.98  $2.12  $1.84  $1.46  $2.49  $2.34  $1.98  $1.77  $1.52     --
Number of accumulation units outstanding
at end of period (000 omitted)                16     17    289    238    164    116      5      5      1     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (10/24/1997)
Accumulation unit value at beginning of
period                                     $0.99  $0.86  $0.70  $1.23  $1.21  $1.06  $1.02  $0.97  $0.76  $0.99
Accumulation unit value at end of period   $1.03  $0.99  $0.86  $0.70  $1.23  $1.21  $1.06  $1.02  $0.97  $0.76
Number of accumulation units outstanding
at end of period (000 omitted)                95     99    121    149    231    313    327    497    584    650
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                     $1.36  $1.18  $0.87  $1.59  $1.56  $1.43  $1.33  $1.25  $1.00     --
Accumulation unit value at end of period   $1.30  $1.36  $1.18  $0.87  $1.59  $1.56  $1.43  $1.33  $1.25     --
Number of accumulation units outstanding
at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                     $1.53  $1.35  $1.09  $1.75  $1.69  $1.49  $1.44  $1.33  $1.00     --
Accumulation unit value at end of period   $1.53  $1.53  $1.35  $1.09  $1.75  $1.69  $1.49  $1.44  $1.33     --
Number of accumulation units outstanding
at end of period (000 omitted)                --     --     --     32     32     32     32     38     --     --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                     $1.07  $1.05  $1.01  $1.05  $1.01  $0.99  $0.99  $0.99  $1.00     --
Accumulation unit value at end of period   $1.07  $1.07  $1.05  $1.01  $1.05  $1.01  $0.99  $0.99  $0.99     --
Number of accumulation units outstanding
at end of period (000 omitted)                30     31     96     62     56     52     53     53     10     --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                     $1.92  $1.66  $1.25  $2.21  $1.91  $1.74  $1.51  $1.33  $1.00     --
Accumulation unit value at end of period   $1.84  $1.92  $1.66  $1.25  $2.21  $1.91  $1.74  $1.51  $1.33     --
Number of accumulation units outstanding
at end of period (000 omitted)               118    132    255    356    362    367    137    138     --     --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                     $1.54  $1.26  $1.00  $1.92  $1.54  $1.46  $1.41  $1.38  $1.00     --
Accumulation unit value at end of period   $1.52  $1.54  $1.26  $1.00  $1.92  $1.54  $1.46  $1.41  $1.38     --
Number of accumulation units outstanding
at end of period (000 omitted)                35     47     55     55     54     55     55     55      6     --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                     $2.77  $2.18  $1.59  $2.66  $2.34  $2.11  $1.81  $1.48  $1.00     --
Accumulation unit value at end of period   $2.43  $2.77  $2.18  $1.59  $2.66  $2.34  $2.11  $1.81  $1.48     --
Number of accumulation units outstanding
at end of period (000 omitted)                41     64    179    209    178    147    116    126     29     --
-------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  59

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                     $2.11  $1.89  $1.52  $2.75  $2.38  $2.05  $1.75  $1.57  $1.00     --
Accumulation unit value at end of period   $1.72  $2.11  $1.89  $1.52  $2.75  $2.38  $2.05  $1.75  $1.57     --
Number of accumulation units outstanding
at end of period (000 omitted)                 9     13     12     12     11     17     29     37     --     --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                     $1.45  $1.21  $1.03  $1.82  $2.33  $1.96  $1.75  $1.35  $1.00     --
Accumulation unit value at end of period   $1.35  $1.45  $1.21  $1.03  $1.82  $2.33  $1.96  $1.75  $1.35     --
Number of accumulation units outstanding
at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                     $2.29  $1.81  $1.42  $2.15  $2.23  $1.94  $1.81  $1.48  $1.00     --
Accumulation unit value at end of period   $2.17  $2.29  $1.81  $1.42  $2.15  $2.23  $1.94  $1.81  $1.48     --
Number of accumulation units outstanding
at end of period (000 omitted)                 2      2      9      9      9      9      2      2      2     --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                     $1.98  $1.57  $1.11  $1.96  $1.78  $1.66  $1.61  $1.47  $1.00     --
Accumulation unit value at end of period   $1.86  $1.98  $1.57  $1.11  $1.96  $1.78  $1.66  $1.61  $1.47     --
Number of accumulation units outstanding
at end of period (000 omitted)                16     16     16     16     15      8      8      8      3     --
-------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                     $1.55  $1.42  $1.14  $1.84  $1.80  $1.54  $1.41  $1.27  $1.00     --
Accumulation unit value at end of period   $1.52  $1.55  $1.42  $1.14  $1.84  $1.80  $1.54  $1.41  $1.27     --
Number of accumulation units outstanding
at end of period (000 omitted)               162    186    214    267    320    471    412    403    134     --
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                     $2.10  $1.96  $1.45  $2.47  $2.17  $1.81  $1.67  $1.43  $1.00     --
Accumulation unit value at end of period   $1.85  $2.10  $1.96  $1.45  $2.47  $2.17  $1.81  $1.67  $1.43     --
Number of accumulation units outstanding
at end of period (000 omitted)                 1      9     12     13     14     14     16     17      2     --
-------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                     $1.34  $1.27  $0.87  $1.84  $1.84  $1.65  $1.59  $1.45  $1.00     --
Accumulation unit value at end of period   $1.27  $1.34  $1.27  $0.87  $1.84  $1.84  $1.65  $1.59  $1.45     --
Number of accumulation units outstanding
at end of period (000 omitted)                --     28     28     28     31     34     37     38     29     --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                     $1.83  $1.57  $1.12  $2.15  $1.97  $1.72  $1.60  $1.41  $1.00     --
Accumulation unit value at end of period   $1.68  $1.83  $1.57  $1.12  $2.15  $1.97  $1.72  $1.60  $1.41     --
Number of accumulation units outstanding
at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of
period                                     $1.07  $1.00  $0.79  $1.15  $1.08  $1.00     --     --     --     --
Accumulation unit value at end of period   $1.05  $1.07  $1.00  $0.79  $1.15  $1.08     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                     $1.51  $1.37  $1.00  $1.60  $1.47  $1.38  $1.35  $1.25  $1.00     --
Accumulation unit value at end of period   $1.50  $1.51  $1.37  $1.00  $1.60  $1.47  $1.38  $1.35  $1.25     --
Number of accumulation units outstanding
at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                     $2.19  $1.64  $1.02  $1.71  $1.69  $1.52  $1.47  $1.40  $1.00     --
Accumulation unit value at end of period   $1.94  $2.19  $1.64  $1.02  $1.71  $1.69  $1.52  $1.47  $1.40     --
Number of accumulation units outstanding
at end of period (000 omitted)                17     18     16     16     15     15     15     15     --     --
-------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                     $1.41  $1.30  $1.12  $1.46  $1.43  $1.30  $1.28  $1.17  $1.00     --
Accumulation unit value at end of period   $1.41  $1.41  $1.30  $1.12  $1.46  $1.43  $1.30  $1.28  $1.17     --
Number of accumulation units outstanding
at end of period (000 omitted)                21     45     60     62     67     70     77     79     13     --
-------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                     $2.86  $2.56  $1.95  $3.18  $2.53  $1.96  $1.70  $1.33  $1.00     --
Accumulation unit value at end of period   $3.00  $2.86  $2.56  $1.95  $3.18  $2.53  $1.96  $1.70  $1.33     --
Number of accumulation units outstanding
at end of period (000 omitted)                 2      2      2      2      2      2      2      2     --     --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                     $1.44  $1.34  $0.94  $1.76  $1.57  $1.48  $1.43  $1.36  $1.00     --
Accumulation unit value at end of period   $1.40  $1.44  $1.34  $0.94  $1.76  $1.57  $1.48  $1.43  $1.36     --
Number of accumulation units outstanding
at end of period (000 omitted)                25     49     59     66    145    171    183    169      8     --
-------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
60  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                     $2.27  $1.99  $1.45  $2.46  $2.35  $2.03  $1.81  $1.54  $1.00     --
Accumulation unit value at end of period   $2.05  $2.27  $1.99  $1.45  $2.46  $2.35  $2.03  $1.81  $1.54     --
Number of accumulation units outstanding
at end of period (000 omitted)                 4      8     13     14     18     26     29     32     --     --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                     $1.55  $1.37  $1.17  $1.39  $1.29  $1.22  $1.21  $1.13  $1.00     --
Accumulation unit value at end of period   $1.54  $1.55  $1.37  $1.17  $1.39  $1.29  $1.22  $1.21  $1.13     --
Number of accumulation units outstanding
at end of period (000 omitted)               149    152    447    442    577    463    401    371    141     --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                     $0.40  $0.35  $0.28  $1.34  $1.37  $1.27  $1.26  $1.18  $1.00     --
Accumulation unit value at end of period   $0.38  $0.40  $0.35  $0.28  $1.34  $1.37  $1.27  $1.26  $1.18     --
Number of accumulation units outstanding
at end of period (000 omitted)                 1      1      1      6     10      9      9      9      4     --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                     $2.14  $1.76  $1.31  $2.14  $2.20  $1.94  $1.80  $1.53  $1.00     --
Accumulation unit value at end of period   $2.06  $2.14  $1.76  $1.31  $2.14  $2.20  $1.94  $1.80  $1.53     --
Number of accumulation units outstanding
at end of period (000 omitted)                 7     31     53     59     72    100    111    111      3     --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/4/1998)
Accumulation unit value at beginning of
period                                     $1.10  $0.97  $0.76  $1.26  $1.36  $1.19  $1.15  $1.05  $0.83  $1.04
Accumulation unit value at end of period   $1.03  $1.10  $0.97  $0.76  $1.26  $1.36  $1.19  $1.15  $1.05  $0.83
Number of accumulation units outstanding
at end of period (000 omitted)               145    164    179    249    458    727    997  1,260  1,479  1,621
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                     $1.75  $1.61  $1.31  $2.37  $2.22  $1.76  $1.59  $1.39  $1.00     --
Accumulation unit value at end of period   $1.43  $1.75  $1.61  $1.31  $2.37  $2.22  $1.76  $1.59  $1.39     --
Number of accumulation units outstanding
at end of period (000 omitted)                 1     29     29     33     34     34     34     34     30     --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning of
period                                     $1.13  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period   $1.06  $1.13     --     --     --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 2      2     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                     $1.45  $1.26  $0.96  $1.59  $1.60  $1.46  $1.41  $1.33  $1.00     --
Accumulation unit value at end of period   $1.41  $1.45  $1.26  $0.96  $1.59  $1.60  $1.46  $1.41  $1.33     --
Number of accumulation units outstanding
at end of period (000 omitted)                --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                     $2.29  $1.86  $1.38  $2.05  $2.19  $1.84  $1.77  $1.49  $1.00     --
Accumulation unit value at end of period   $2.15  $2.29  $1.86  $1.38  $2.05  $2.19  $1.84  $1.77  $1.49     --
Number of accumulation units outstanding
at end of period (000 omitted)                 2      2      2     10     10     10     10     10      2     --
-------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  61

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (9/26/2008)
Accumulation unit value at beginning of
period                                        $1.09   $1.01   $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period      $1.04   $1.09   $1.01   $0.82      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.70   $1.46   $0.97   $1.87   $1.58   $1.48   $1.45   $1.41   $1.00
Accumulation unit value at end of period      $1.28   $1.70   $1.46   $0.97   $1.87   $1.58   $1.48   $1.45   $1.41
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.40   $1.26   $1.07   $1.83   $1.77   $1.54   $1.49   $1.36   $1.00
Accumulation unit value at end of period      $1.47   $1.40   $1.26   $1.07   $1.83   $1.77   $1.54   $1.49   $1.36
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.46   $1.35   $1.00   $1.68   $1.51   $1.54   $1.36   $1.28   $1.00
Accumulation unit value at end of period      $1.39   $1.46   $1.35   $1.00   $1.68   $1.51   $1.54   $1.36   $1.28
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.03   $1.05   $1.06   $1.05   $1.02   $0.99   $0.98   $0.99   $1.00
Accumulation unit value at end of period      $1.01   $1.03   $1.05   $1.06   $1.05   $1.02   $0.99   $0.98   $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                       1       1      47      21       5       3       1       2       2
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.23   $1.15   $1.02   $1.11   $1.07   $1.04   $1.04   $1.01   $1.00
Accumulation unit value at end of period      $1.29   $1.23   $1.15   $1.02   $1.11   $1.07   $1.04   $1.04   $1.01
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --     234     295     259     113      15       5       1
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.09   $1.82   $1.45   $2.47   $2.32   $1.97   $1.76   $1.52   $1.00
Accumulation unit value at end of period      $1.96   $2.09   $1.82   $1.45   $2.47   $2.32   $1.97   $1.76   $1.52
Number of accumulation units outstanding at
end of period (000 omitted)                       8      14     156     152      92      48      34      --      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
period                                        $1.00   $0.86   $0.70   $1.24   $1.22   $1.08   $1.03   $1.00      --
Accumulation unit value at end of period      $1.03   $1.00   $0.86   $0.70   $1.24   $1.22   $1.08   $1.03      --
Number of accumulation units outstanding at
end of period (000 omitted)                       8       9      10       9       8       8       8      --      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.34   $1.17   $0.86   $1.58   $1.55   $1.42   $1.33   $1.24   $1.00
Accumulation unit value at end of period      $1.28   $1.34   $1.17   $0.86   $1.58   $1.55   $1.42   $1.33   $1.24
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.51   $1.34   $1.08   $1.74   $1.68   $1.48   $1.44   $1.33   $1.00
Accumulation unit value at end of period      $1.51   $1.51   $1.34   $1.08   $1.74   $1.68   $1.48   $1.44   $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                      --       6       6       6       7       7       7       6       1
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.05   $1.04   $1.00   $1.04   $1.01   $0.98   $0.98   $0.99   $1.00
Accumulation unit value at end of period      $1.05   $1.05   $1.04   $1.00   $1.04   $1.01   $0.98   $0.98   $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                       2      34      63      47      45      39      34      28       2
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.90   $1.65   $1.24   $2.19   $1.90   $1.73   $1.50   $1.33   $1.00
Accumulation unit value at end of period      $1.82   $1.90   $1.65   $1.24   $2.19   $1.90   $1.73   $1.50   $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                     108     113     157     222     194     139      66      20      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.52   $1.25   $0.99   $1.91   $1.53   $1.46   $1.40   $1.38   $1.00
Accumulation unit value at end of period      $1.50   $1.52   $1.25   $0.99   $1.91   $1.53   $1.46   $1.40   $1.38
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --       8       8       8       2       1      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.74   $2.16   $1.57   $2.64   $2.33   $2.10   $1.81   $1.47   $1.00
Accumulation unit value at end of period      $2.40   $2.74   $2.16   $1.57   $2.64   $2.33   $2.10   $1.81   $1.47
Number of accumulation units outstanding at
end of period (000 omitted)                      40      56      84     107      85      65      30      19      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.08   $1.87   $1.51   $2.73   $2.37   $2.04   $1.75   $1.57   $1.00
Accumulation unit value at end of period      $1.69   $2.08   $1.87   $1.51   $2.73   $2.37   $2.04   $1.75   $1.57
Number of accumulation units outstanding at
end of period (000 omitted)                       4       4       4       4       5       3       2       1       1
-----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
62  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.43   $1.20   $1.02   $1.80   $2.32   $1.95   $1.75   $1.35   $1.00
Accumulation unit value at end of period      $1.33   $1.43   $1.20   $1.02   $1.80   $2.32   $1.95   $1.75   $1.35
Number of accumulation units outstanding at
end of period (000 omitted)                      --      10      10      10      10      10      10       8      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.26   $1.79   $1.41   $2.13   $2.22   $1.93   $1.80   $1.48   $1.00
Accumulation unit value at end of period      $2.14   $2.26   $1.79   $1.41   $2.13   $2.22   $1.93   $1.80   $1.48
Number of accumulation units outstanding at
end of period (000 omitted)                      --       5       5      10      10      10       7       5      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.95   $1.56   $1.10   $1.94   $1.77   $1.66   $1.61   $1.46   $1.00
Accumulation unit value at end of period      $1.83   $1.95   $1.56   $1.10   $1.94   $1.77   $1.66   $1.61   $1.46
Number of accumulation units outstanding at
end of period (000 omitted)                      --       5       5      12      12      12       8       5      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.53   $1.40   $1.13   $1.82   $1.79   $1.54   $1.41   $1.27   $1.00
Accumulation unit value at end of period      $1.50   $1.53   $1.40   $1.13   $1.82   $1.79   $1.54   $1.41   $1.27
Number of accumulation units outstanding at
end of period (000 omitted)                      27      27      27     145     152     167     153     151      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.07   $1.94   $1.44   $2.45   $2.16   $1.80   $1.66   $1.42   $1.00
Accumulation unit value at end of period      $1.82   $2.07   $1.94   $1.44   $2.45   $2.16   $1.80   $1.66   $1.42
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.32   $1.26   $0.86   $1.82   $1.83   $1.64   $1.58   $1.45   $1.00
Accumulation unit value at end of period      $1.26   $1.32   $1.26   $0.86   $1.82   $1.83   $1.64   $1.58   $1.45
Number of accumulation units outstanding at
end of period (000 omitted)                       3      14      14      15      13      13      13       9      --
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.81   $1.55   $1.11   $2.14   $1.96   $1.71   $1.59   $1.40   $1.00
Accumulation unit value at end of period      $1.65   $1.81   $1.55   $1.11   $2.14   $1.96   $1.71   $1.59   $1.40
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of
period                                        $1.07   $0.99   $0.79   $1.15   $1.08   $1.00      --      --      --
Accumulation unit value at end of period      $1.05   $1.07   $0.99   $0.79   $1.15   $1.08      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.49   $1.35   $0.99   $1.59   $1.46   $1.38   $1.34   $1.25   $1.00
Accumulation unit value at end of period      $1.48   $1.49   $1.35   $0.99   $1.59   $1.46   $1.38   $1.34   $1.25
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.17   $1.62   $1.01   $1.70   $1.68   $1.51   $1.46   $1.40   $1.00
Accumulation unit value at end of period      $1.91   $2.17   $1.62   $1.01   $1.70   $1.68   $1.51   $1.46   $1.40
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.39   $1.29   $1.11   $1.45   $1.42   $1.29   $1.28   $1.17   $1.00
Accumulation unit value at end of period      $1.39   $1.39   $1.29   $1.11   $1.45   $1.42   $1.29   $1.28   $1.17
Number of accumulation units outstanding at
end of period (000 omitted)                      48      48      38      38      34      29      13      13      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.83   $2.53   $1.93   $3.16   $2.51   $1.95   $1.70   $1.33   $1.00
Accumulation unit value at end of period      $2.96   $2.83   $2.53   $1.93   $3.16   $2.51   $1.95   $1.70   $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                      --       5       5       5       5       5       5       4      --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.43   $1.33   $0.93   $1.75   $1.56   $1.47   $1.42   $1.36   $1.00
Accumulation unit value at end of period      $1.38   $1.43   $1.33   $0.93   $1.75   $1.56   $1.47   $1.42   $1.36
Number of accumulation units outstanding at
end of period (000 omitted)                       7      16      28      30      25      28      26       5      --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.24   $1.97   $1.44   $2.44   $2.34   $2.02   $1.80   $1.54   $1.00
Accumulation unit value at end of period      $2.02   $2.24   $1.97   $1.44   $2.44   $2.34   $2.02   $1.80   $1.54
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.53   $1.36   $1.16   $1.38   $1.28   $1.21   $1.20   $1.13   $1.00
Accumulation unit value at end of period      $1.52   $1.53   $1.36   $1.16   $1.38   $1.28   $1.21   $1.20   $1.13
Number of accumulation units outstanding at
end of period (000 omitted)                     107     118     274     385     371     276     233     196       1
-----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  63

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $0.39   $0.35   $0.28   $1.33   $1.36   $1.27   $1.26   $1.18   $1.00
Accumulation unit value at end of period      $0.38   $0.39   $0.35   $0.28   $1.33   $1.36   $1.27   $1.26   $1.18
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --       1       1       1       1       1
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.11   $1.75   $1.29   $2.12   $2.18   $1.94   $1.79   $1.53   $1.00
Accumulation unit value at end of period      $2.03   $2.11   $1.75   $1.29   $2.12   $2.18   $1.94   $1.79   $1.53
Number of accumulation units outstanding at
end of period (000 omitted)                      34      45      41      42      41      39      16      15      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.39   $1.23   $0.96   $1.60   $1.73   $1.51   $1.46   $1.34   $1.00
Accumulation unit value at end of period      $1.30   $1.39   $1.23   $0.96   $1.60   $1.73   $1.51   $1.46   $1.34
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --       7       7       7       2       1      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.73   $1.59   $1.30   $2.36   $2.21   $1.76   $1.59   $1.39   $1.00
Accumulation unit value at end of period      $1.41   $1.73   $1.59   $1.30   $2.36   $2.21   $1.76   $1.59   $1.39
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning of
period                                        $1.13   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.05   $1.13      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.43   $1.25   $0.95   $1.58   $1.59   $1.45   $1.41   $1.33   $1.00
Accumulation unit value at end of period      $1.39   $1.43   $1.25   $0.95   $1.58   $1.59   $1.45   $1.41   $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.26   $1.84   $1.37   $2.04   $2.17   $1.84   $1.76   $1.49   $1.00
Accumulation unit value at end of period      $2.13   $2.26   $1.84   $1.37   $2.04   $2.17   $1.84   $1.76   $1.49
Number of accumulation units outstanding at
end of period (000 omitted)                       5       7      16      17      17      16      17      --      --
-----------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
64  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (9/26/2008)
Accumulation unit value at beginning of
period                                        $1.09   $1.01   $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period      $1.04   $1.09   $1.01   $0.82      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      --      16      16      17      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.69   $1.45   $0.96   $1.86   $1.58   $1.48   $1.45   $1.40   $1.00
Accumulation unit value at end of period      $1.27   $1.69   $1.45   $0.96   $1.86   $1.58   $1.48   $1.45   $1.40
Number of accumulation units outstanding at
end of period (000 omitted)                      28      28      28      33      33      33      33      35      30
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.39   $1.25   $1.06   $1.82   $1.76   $1.53   $1.49   $1.36   $1.00
Accumulation unit value at end of period      $1.45   $1.39   $1.25   $1.06   $1.82   $1.76   $1.53   $1.49   $1.36
Number of accumulation units outstanding at
end of period (000 omitted)                      14      80     348     350     418     355     362     364     283
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.45   $1.34   $0.99   $1.68   $1.50   $1.54   $1.36   $1.28   $1.00
Accumulation unit value at end of period      $1.38   $1.45   $1.34   $0.99   $1.68   $1.50   $1.54   $1.36   $1.28
Number of accumulation units outstanding at
end of period (000 omitted)                      30      58      58      62      76      78      66      68      35
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.02   $1.04   $1.05   $1.05   $1.02   $0.99   $0.98   $0.99   $1.00
Accumulation unit value at end of period      $1.01   $1.02   $1.04   $1.05   $1.05   $1.02   $0.99   $0.98   $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      81      81      81     117     107      97      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.22   $1.14   $1.01   $1.10   $1.06   $1.04   $1.03   $1.00   $1.00
Accumulation unit value at end of period      $1.28   $1.22   $1.14   $1.01   $1.10   $1.06   $1.04   $1.03   $1.00
Number of accumulation units outstanding at
end of period (000 omitted)                      25      28      28      28      44      44      28      28      28
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.08   $1.81   $1.44   $2.46   $2.32   $1.97   $1.76   $1.51   $1.00
Accumulation unit value at end of period      $1.94   $2.08   $1.81   $1.44   $2.46   $2.32   $1.97   $1.76   $1.51
Number of accumulation units outstanding at
end of period (000 omitted)                       1       1       1       1      11      11      10       9       1
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (3/17/2006)
Accumulation unit value at beginning of
period                                        $0.88   $0.76   $0.62   $1.09   $1.08   $1.00      --      --      --
Accumulation unit value at end of period      $0.91   $0.88   $0.76   $0.62   $1.09   $1.08      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      --       3       3       3       3       3      --      --      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.33   $1.16   $0.86   $1.57   $1.55   $1.42   $1.33   $1.24   $1.00
Accumulation unit value at end of period      $1.27   $1.33   $1.16   $0.86   $1.57   $1.55   $1.42   $1.33   $1.24
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.50   $1.33   $1.07   $1.73   $1.67   $1.48   $1.44   $1.33   $1.00
Accumulation unit value at end of period      $1.50   $1.50   $1.33   $1.07   $1.73   $1.67   $1.48   $1.44   $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                      54      55      56      60      66      89      90      80      29
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.05   $1.03   $0.99   $1.04   $1.00   $0.98   $0.98   $0.99   $1.00
Accumulation unit value at end of period      $1.04   $1.05   $1.03   $0.99   $1.04   $1.00   $0.98   $0.98   $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                     149     149     150     150     100     101     101      85      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.88   $1.64   $1.23   $2.18   $1.89   $1.72   $1.50   $1.33   $1.00
Accumulation unit value at end of period      $1.80   $1.88   $1.64   $1.23   $2.18   $1.89   $1.72   $1.50   $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                     113     124     149     161     192     163     159     160      26
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.51   $1.24   $0.98   $1.90   $1.52   $1.45   $1.40   $1.38   $1.00
Accumulation unit value at end of period      $1.48   $1.51   $1.24   $0.98   $1.90   $1.52   $1.45   $1.40   $1.38
Number of accumulation units outstanding at
end of period (000 omitted)                     133     134     134     135     135     133     133     134      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.72   $2.15   $1.56   $2.63   $2.32   $2.10   $1.81   $1.47   $1.00
Accumulation unit value at end of period      $2.38   $2.72   $2.15   $1.56   $2.63   $2.32   $2.10   $1.81   $1.47
Number of accumulation units outstanding at
end of period (000 omitted)                     129     140     394     410     445     424     430     446     321
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.07   $1.86   $1.50   $2.72   $2.36   $2.04   $1.74   $1.57   $1.00
Accumulation unit value at end of period      $1.68   $2.07   $1.86   $1.50   $2.72   $2.36   $2.04   $1.74   $1.57
Number of accumulation units outstanding at
end of period (000 omitted)                      16      16      16      16      16      15      15      17      --
-----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  65

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.46   $1.22   $1.04   $1.84   $2.37   $2.00   $1.79   $1.38   $1.00
Accumulation unit value at end of period      $1.35   $1.46   $1.22   $1.04   $1.84   $2.37   $2.00   $1.79   $1.38
Number of accumulation units outstanding at
end of period (000 omitted)                      13      13      13      18      22      22      22      28      21
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.24   $1.78   $1.40   $2.12   $2.21   $1.92   $1.80   $1.48   $1.00
Accumulation unit value at end of period      $2.12   $2.24   $1.78   $1.40   $2.12   $2.21   $1.92   $1.80   $1.48
Number of accumulation units outstanding at
end of period (000 omitted)                      14      17      19      24      43      31      30      27       8
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.94   $1.54   $1.09   $1.93   $1.77   $1.65   $1.60   $1.46   $1.00
Accumulation unit value at end of period      $1.82   $1.94   $1.54   $1.09   $1.93   $1.77   $1.65   $1.60   $1.46
Number of accumulation units outstanding at
end of period (000 omitted)                      60      62      65      74      84      88      93     104      65
-----------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.52   $1.39   $1.12   $1.82   $1.78   $1.53   $1.41   $1.27   $1.00
Accumulation unit value at end of period      $1.48   $1.52   $1.39   $1.12   $1.82   $1.78   $1.53   $1.41   $1.27
Number of accumulation units outstanding at
end of period (000 omitted)                     164     223     241     271     311     312     308     320      68
-----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.09   $1.96   $1.46   $2.48   $2.19   $1.83   $1.69   $1.45   $1.00
Accumulation unit value at end of period      $1.84   $2.09   $1.96   $1.46   $2.48   $2.19   $1.83   $1.69   $1.45
Number of accumulation units outstanding at
end of period (000 omitted)                      36      50      50      56      70      50      51      47       9
-----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.31   $1.25   $0.86   $1.81   $1.82   $1.64   $1.58   $1.45   $1.00
Accumulation unit value at end of period      $1.25   $1.31   $1.25   $0.86   $1.81   $1.82   $1.64   $1.58   $1.45
Number of accumulation units outstanding at
end of period (000 omitted)                      32      37      43      45      46      47      42      14       9
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.80   $1.54   $1.11   $2.13   $1.96   $1.71   $1.59   $1.40   $1.00
Accumulation unit value at end of period      $1.64   $1.80   $1.54   $1.11   $2.13   $1.96   $1.71   $1.59   $1.40
Number of accumulation units outstanding at
end of period (000 omitted)                      --       3       3       3       3       3       3       4       4
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of
period                                        $1.06   $0.99   $0.78   $1.14   $1.08   $1.00      --      --      --
Accumulation unit value at end of period      $1.04   $1.06   $0.99   $0.78   $1.14   $1.08      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.48   $1.34   $0.98   $1.59   $1.45   $1.38   $1.34   $1.25   $1.00
Accumulation unit value at end of period      $1.46   $1.48   $1.34   $0.98   $1.59   $1.45   $1.38   $1.34   $1.25
Number of accumulation units outstanding at
end of period (000 omitted)                      --       4       4       4       4       4       4       4       4
-----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.15   $1.61   $1.00   $1.69   $1.68   $1.51   $1.46   $1.40   $1.00
Accumulation unit value at end of period      $1.89   $2.15   $1.61   $1.00   $1.69   $1.68   $1.51   $1.46   $1.40
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.38   $1.28   $1.11   $1.45   $1.42   $1.29   $1.28   $1.17   $1.00
Accumulation unit value at end of period      $1.38   $1.38   $1.28   $1.11   $1.45   $1.42   $1.29   $1.28   $1.17
Number of accumulation units outstanding at
end of period (000 omitted)                      96     100     104     114     127     131     121     123      80
-----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.80   $2.51   $1.92   $3.14   $2.50   $1.94   $1.70   $1.33   $1.00
Accumulation unit value at end of period      $2.94   $2.80   $2.51   $1.92   $3.14   $2.50   $1.94   $1.70   $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                      --       4       4       4       4       4       4       4       1
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.41   $1.32   $0.93   $1.74   $1.55   $1.47   $1.42   $1.35   $1.00
Accumulation unit value at end of period      $1.37   $1.41   $1.32   $0.93   $1.74   $1.55   $1.47   $1.42   $1.35
Number of accumulation units outstanding at
end of period (000 omitted)                      47     148     150     157     241     170     171     173       9
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.23   $1.96   $1.43   $2.43   $2.33   $2.02   $1.80   $1.54   $1.00
Accumulation unit value at end of period      $2.00   $2.23   $1.96   $1.43   $2.43   $2.33   $2.02   $1.80   $1.54
Number of accumulation units outstanding at
end of period (000 omitted)                      --      39      42      42      53      54      52      52       1
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.52   $1.35   $1.16   $1.37   $1.28   $1.21   $1.20   $1.13   $1.00
Accumulation unit value at end of period      $1.51   $1.52   $1.35   $1.16   $1.37   $1.28   $1.21   $1.20   $1.13
Number of accumulation units outstanding at
end of period (000 omitted)                     185     216     245     284     376     310     299     307      75
-----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
66  RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                            2011    2010    2009    2008    2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $0.39   $0.35   $0.28   $1.33   $1.36   $1.26   $1.26   $1.18   $1.00
Accumulation unit value at end of period      $0.37   $0.39   $0.35   $0.28   $1.33   $1.36   $1.26   $1.26   $1.18
Number of accumulation units outstanding at
end of period (000 omitted)                       3       3       3      12      81      17      20      21       1
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.10   $1.73   $1.29   $2.11   $2.18   $1.93   $1.79   $1.53   $1.00
Accumulation unit value at end of period      $2.01   $2.10   $1.73   $1.29   $2.11   $2.18   $1.93   $1.79   $1.53
Number of accumulation units outstanding at
end of period (000 omitted)                      74     113     352     355     357     358     359     362     268
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.38   $1.22   $0.96   $1.59   $1.72   $1.51   $1.46   $1.33   $1.00
Accumulation unit value at end of period      $1.29   $1.38   $1.22   $0.96   $1.59   $1.72   $1.51   $1.46   $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.71   $1.58   $1.29   $2.34   $2.20   $1.75   $1.59   $1.39   $1.00
Accumulation unit value at end of period      $1.40   $1.71   $1.58   $1.29   $2.34   $2.20   $1.75   $1.59   $1.39
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --       6       7       8       8       9      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning of
period                                        $1.13   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.05   $1.13      --      --      --      --      --      --      --
Number of accumulation units outstanding at
end of period (000 omitted)                      12      12      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                        $1.42   $1.24   $0.95   $1.57   $1.59   $1.45   $1.40   $1.33   $1.00
Accumulation unit value at end of period      $1.38   $1.42   $1.24   $0.95   $1.57   $1.59   $1.45   $1.40   $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                        $2.24   $1.83   $1.36   $2.03   $2.17   $1.83   $1.76   $1.49   $1.00
Accumulation unit value at end of period      $2.11   $2.24   $1.83   $1.36   $2.03   $2.17   $1.83   $1.76   $1.49
Number of accumulation units outstanding at
end of period (000 omitted)                      --       3       3       3       3       3       5       7       3
-----------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
               RIVERSOURCE INNOVATIONS VARIABLE ANNUITY - 2011 ANNUAL REPORT  67

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying balance sheet of RiverSource Life Insurance Co. of New York (the "Company") as of December 31, 2011, and the related statements of income, cash flows and shareholder's equity for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of the Company as of and for each of the two years in the period ended as of December 31, 2010 were audited by other auditors whose report dated April 15, 2011 expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2011 financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2011, and the results of its operations and its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

                                             /s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 20, 2012

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE AMOUNTS)


DECEMBER 31,                                                               2011          2010

ASSETS
Investments:
Available-for-Sale -- Fixed maturities, at fair value (amortized
cost: 2011, $1,683,189; 2010, $1,689,097)                               $1,836,161    $1,803,588
Commercial mortgage loans, at cost (less allowance for loan losses:
2011, $2,038; 2010, $2,538)                                                153,293       167,851
Policy loans                                                                37,367        36,484
Other investments                                                              204           233
-------------------------------------------------------------------------------------------------
    Total investments                                                    2,027,025     2,008,156
Cash and cash equivalents                                                   82,180        66,199
Reinsurance recoverables                                                    92,289        83,260
Other receivables                                                            7,066         6,172
Accrued investment income                                                   21,863        22,033
Deferred acquisition costs                                                 223,942       227,688
Deferred sales inducement costs                                             21,222        23,947
Other assets                                                                94,454        27,365
Separate account assets                                                  3,413,475     3,448,487
-------------------------------------------------------------------------------------------------
Total assets                                                            $5,983,516    $5,913,307
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                  $1,982,142    $1,900,657
Policy claims and other policyholders' funds                                 6,753         7,308
Deferred income taxes, net                                                  36,140        33,902
Other liabilities                                                          100,732        52,312
Separate account liabilities                                             3,413,475     3,448,487
-------------------------------------------------------------------------------------------------
Total liabilities                                                        5,539,242     5,442,666
-------------------------------------------------------------------------------------------------
Shareholder's equity:
Common stock, $10 par value; 200,000 shares authorized, issued and
outstanding                                                                  2,000         2,000
Additional paid-in capital                                                 106,659       106,632
Retained earnings                                                          277,305       318,148
Accumulated other comprehensive income, net of tax                          58,310        43,861
-------------------------------------------------------------------------------------------------
Total shareholder's equity                                                 444,274       470,641
-------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                              $5,983,516    $5,913,307
=================================================================================================



See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF INCOME
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2011          2010          2009

REVENUES
Premiums                                                         $ 23,703      $ 26,406      $ 25,064
Net investment income                                             103,556       107,072       103,079
Policy and contract charges                                        86,822        78,833        65,350
Other revenues                                                     15,743        12,976        11,985
Net realized investment gains                                         643         1,646         2,045
-------------------------------------------------------------------------------------------------------
    Total revenues                                                230,467       226,933       207,523
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                   66,362        54,540        21,649
Interest credited to fixed accounts                                54,370        59,135        59,629
Amortization of deferred acquisition costs                         23,825         7,694        11,950
Other insurance and operating expenses                             37,575        34,631        32,045
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                   182,132       156,000       125,273
-------------------------------------------------------------------------------------------------------
Pretax income                                                      48,335        70,933        82,250
Income tax provision                                               10,601        18,663        25,848
-------------------------------------------------------------------------------------------------------
Net income                                                       $ 37,734      $ 52,270      $ 56,402
=======================================================================================================

Supplemental Disclosures:
Net realized investment gains:
  Net realized investment gains before impairment losses on
  securities                                                     $  1,443      $  1,882      $  7,250
-------------------------------------------------------------------------------------------------------
  Total other-than-temporary impairment losses on securities       (2,587)         (275)       (4,975)
  Portion of gain (loss) recognized in other comprehensive
  income                                                            1,787            39          (230)
-------------------------------------------------------------------------------------------------------
  Net impairment losses recognized in net realized investment
  gains                                                              (800)         (236)       (5,205)
-------------------------------------------------------------------------------------------------------
Net realized investment gains                                    $    643      $  1,646      $  2,045
=======================================================================================================



See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2011          2010          2009

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                       $  37,734     $  52,270     $  56,402
Adjustments to reconcile net income to net cash provided by
(used in) operating activities:
  Depreciation, amortization and accretion, net                       (573)       (1,006)       (1,205)
  Deferred income tax expense (benefit)                             (5,542)        6,789         7,335
  Contractholder and policyholder charges, non-cash                (16,856)      (16,958)      (16,537)
  Net realized investment gains                                     (1,143)       (2,332)       (8,148)
  Other-than-temporary impairments and provision for loan
  losses recognized in net realized investment gains                   500           686         6,105
Change in operating assets and liabilities:
  Deferred acquisition costs, net                                   (1,358)      (15,595)      (15,221)
  Deferred sales inducement costs, net                               2,220        (2,116)       (2,264)
  Other investments                                                     29          (120)          (26)
  Future policy benefits for traditional life, disability
  income and long term care insurance                               16,043        19,362        17,535
  Policy claims and other policyholders' funds                        (555)          409        (1,441)
  Reinsurance recoverables                                          (9,378)       (9,039)       (4,800)
  Other receivables                                                   (789)         (442)          (71)
  Accrued investment income                                            170           191        (4,573)
  Derivatives collateral, net                                       43,520         8,290       (43,930)
  Other assets and liabilities, net                                    226        13,391       (22,138)
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) operating activities                 64,248        53,780       (32,977)
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                               31,571        66,692       309,903
  Maturities, sinking fund payments and calls                      199,365       191,306       214,089
  Purchases                                                       (216,391)     (261,851)     (783,421)
Proceeds from repayments of commercial mortgage loans               15,299        15,685        25,944
Funding of commercial mortgage loans                                (2,127)           --           (44)
Proceeds from sale of other investment                               1,350            --            --
Purchase of land, buildings, equipment and software                     --            --           (42)
Change in policy loans, net                                           (883)         (736)          478
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) investing activities                 28,184        11,096      (233,093)
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder and contractholder account values:
  Considerations received                                           88,870        96,826       269,006
  Net transfers from (to) separate accounts                          2,756       (74,249)       16,997
  Surrenders and other benefits                                    (77,709)      (76,215)     (124,858)
Deferred premium options, net                                      (11,818)       (6,305)       (1,447)
Tax adjustment on share-based incentive compensation plan               27            (2)          (12)
Cash dividend to RiverSource Life Insurance Company                (78,577)      (28,234)           --
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) financing activities                (76,451)      (88,179)      159,686
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                15,981       (23,303)     (106,384)
Cash and cash equivalents at beginning of period                    66,199        89,502       195,886
-------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of period                       $  82,180     $  66,199     $  89,502
=======================================================================================================

Supplemental Disclosures:
  Income taxes paid, net                                         $  12,023     $  18,588     $     619
  Interest paid on borrowings under repurchase agreements               --            86            --


See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF SHAREHOLDER'S EQUITY
(IN THOUSANDS)


                                                                                        ACCUMULATED
                                                           ADDITIONAL                      OTHER
                                               COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                                STOCK        CAPITAL      EARNINGS     INCOME (LOSS)       TOTAL
-------------------------------------------------------------------------------------------------------------------
BALANCES AT JANUARY 1, 2009                    $2,000       $106,646      $236,963        $(63,644)      $281,965
Change in accounting principles, net of
tax                                                --             --           747            (747)            --
Comprehensive income:
  Net income                                       --             --        56,402              --         56,402
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                         --             --            --          93,897         93,897
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                 --             --            --             719            719
                                                                                                       ------------
Total comprehensive income                                                                                151,018
Tax adjustment on share-based incentive
compensation plan                                  --            (12)           --              --            (12)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2009                   2,000        106,634       294,112          30,225        432,971
Comprehensive income:
  Net income                                       --             --        52,270              --         52,270
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    gains                                          --             --            --          13,919         13,919
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                 --             --            --            (283)          (283)
                                                                                                       ------------
Total comprehensive income                                                                                 65,906
Tax adjustment on share-based incentive
compensation plan                                  --             (2)           --              --             (2)
Cash dividends to RiverSource Life
Insurance Company                                  --             --       (28,234)             --        (28,234)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2010                   2,000        106,632       318,148          43,861        470,641
Comprehensive income:
  Net income                                       --             --        37,734              --         37,734
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    gains                                          --             --            --          15,421         15,421
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                 --             --            --            (972)          (972)
                                                                                                       ------------
Total comprehensive income                                                                                 52,183
Tax adjustment on share-based incentive
compensation plan                                  --             27            --              --             27
Cash dividends to RiverSource Life
Insurance Company                                  --             --       (78,577)             --        (78,577)
-------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2011                  $2,000       $106,659      $277,305        $ 58,310       $444,274
===================================================================================================================




See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the "Company") is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company ("RiverSource Life"), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which vary in certain respects from reporting practices prescribed or permitted by the New York State Insurance Department (the Company's primary regulator) as reconciled in Note 13. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

The Company's principle products include variable deferred annuities and variable universal life ("VUL") insurance, which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. The Company's fixed deferred annuities guarantee a minimum annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. Certain riders are available offering additional benefits, including variable annuity death benefit and living benefit riders.

The Company issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life ("UL") insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. VUL insurance combines the premium and death benefit flexibility of UL with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products, in addition to other benefit riders. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose a fixed account option that is part of the Company's "general account" as well as investment options from a variety of portfolios that include common stocks, bonds, managed assets and/or short-term securities.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 20, 2012, the date the financial statements were available to be issued.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

INVESTMENTS

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of impacts to DAC, deferred sales inducement costs ("DSIC"), certain benefit reserves and income taxes. Gains and losses are recognized in the Statements of Income upon disposition of the securities.

Effective January 1, 2009, the Company early adopted an accounting standard that significantly changed the Company's accounting policy regarding the timing and amount of other-than-temporary impairments for Available-for-Sale securities. When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not the Company will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment's amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and the Company

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RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


does not expect to recover a security's amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairments related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairments related to other factors is recognized in other comprehensive income (loss), net of impacts to DAC, DSIC, certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, if through subsequent evaluation there is a sustained increase in the cash flow expected, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income (loss). The Company's Statements of Shareholder's Equity present all changes in other comprehensive income (loss) associated with Available-for-Sale debt securities that have been other-than-temporarily impaired on a separate line from fair value changes recorded in other comprehensive income (loss) from all other securities.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income (loss). The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income (loss) includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income (loss) excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security's effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company's position in the debtor's overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

FINANCING RECEIVABLES

Commercial Mortgage Loans
Commercial mortgage loans are reflected at amortized cost less the allowance for loan losses.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest. When originated, the loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal or in accordance with the loan agreement unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property would be recorded as real estate owned in other investments.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses by portfolio based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance required for certain sectors based on management's assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. The impairment recognized is measured as the excess of the loan's recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan's effective interest rate, (ii) the fair value of collateral or (iii) the loan's observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower's ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care ("LTC") and DI ceded on a coinsurance basis, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC asset valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The Company also assumes life insurance risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 7 for additional information on reinsurance.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company's policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

Certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are considered embedded derivatives. The fair value of these embedded derivatives is included in future policy benefits and the changes in the fair value are reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC are amortized over time. For annuity and UL contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For traditional life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts,

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management's near-term estimate will typically be less than in a period when growth rates fall short of management's near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company's DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company's management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
DSIC consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company's Statements of Income. Separate account assets are reported at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit ("GMDB") option provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, the Company offers contracts with GMWB and GMAB provisions and, until May 2007, the Company offered contracts containing guaranteed minimum income benefit ("GMIB") provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews and where appropriate, adjusts its assumptions each quarter. Unless management identifies a

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity payout based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 11 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. Significant assumptions made in projecting future benefits and fees relate to persistency and benefit utilization. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

A portion of the Company's fixed and variable universal life contracts have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 8 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company's experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

SOURCES OF REVENUE
The Company's principal sources of revenue include premiums, net investment income and policy and contract charges.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums are reported net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities, commercial mortgage loans, policy loans and cash and cash equivalents. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, net of reinsurance premiums and cost of reinsurance for UL insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains
Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis, and charges for investments determined to be other-than-temporarily impaired and related to credit losses.

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses include expenses allocated to the Company from Ameriprise Financial and RiverSource Life for the Company's share of compensation, professional and consultant fees, and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

INCOME TAXES
Beginning in 2010, taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


Management may need to identify and implement appropriate planning strategies to ensure the Company's ability to realize its deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets.

3. RECENT ACCOUNTING PRONOUNCEMENTS

ADOPTION OF NEW ACCOUNTING STANDARDS
Receivables
In April 2011, the Financial Accounting Standards Board ("FASB") updated the accounting standards for troubled debt restructurings. The new standard includes indicators that a lender should consider in determining whether a borrower is experiencing financial difficulties and provides clarification for determining whether the lender has granted a concession to the borrower. The standard sets the effective dates for troubled debt restructuring disclosures required by recent guidance on credit quality disclosures. The standard is effective for interim and annual periods beginning on or after June 15, 2011, and is to be applied retrospectively to modifications occurring on or after the beginning of the annual period of adoption. For purposes of measuring impairments of receivables that are considered impaired as a result of applying the new guidance, the standard should be applied prospectively for the interim or annual period beginning on or after June 15, 2011. The Company adopted the standard in 2011. The adoption did not have any effect on the Company's financial condition and results of operations. See Note 5 for the required disclosures.

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosures on fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presents activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures on the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. The Company adopted the standard in 2010, except for the additional disclosures related to the Level 3 rollforward, which the Company adopted in 2011. The adoption did not impact the Company's financial condition and results of operations. See Note 11 for the required disclosures.

Consolidation of Variable Interest Entities
In June 2009, the FASB updated the accounting standards related to the consolidation of variable interest entities. The standard amends current consolidation guidance and requires additional disclosures about an enterprise's involvement in variable interest entities. The standard is effective for interim and annual reporting periods beginning after November 15, 2009, with early adoption prohibited. The adoption did not impact the Company's financial condition and results of operations.

Recognition and Presentation of Other-Than-Temporary Impairments ("OTTI")
In April 2009, the FASB updated the accounting standards for the recognition and presentation of other-than-temporary impairments. The standard amends existing guidance on other-than-temporary impairments for debt securities and requires that the credit portion of other-than-temporary impairments be recorded in earnings and the noncredit portion of losses be recorded in other comprehensive income when the entity does not intend to sell the security and it is more likely than not that the entity will not be required to sell the security prior to recovery of its cost basis. The standard requires separate presentation of both the credit and noncredit portions of other-than-temporary impairments on the financial statements and additional disclosures. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. At the date of adoption, the portion of previously recognized other-than-temporary impairments that represent the noncredit related loss component shall be recognized as a cumulative effect of adoption with an adjustment to the opening balance of retained earnings with a corresponding adjustment to accumulated other comprehensive income (loss). The Company adopted the standard in 2009 and recorded a cumulative effect increase to the opening balance of retained earnings of $0.7 million, net of DAC and DSIC amortization, certain benefit reserves and income taxes, and a corresponding increase to accumulated other comprehensive loss, net of impacts to DAC and DSIC amortization, certain benefit reserves and income taxes. See Note 4 for the required disclosures.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

Balance Sheet
In December 2011, the FASB updated the accounting standards to require new disclosures about offsetting assets and liabilities. The standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The standard is effective for interim and annual periods beginning on or after January 1, 2013 on

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

a retrospective basis. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

Comprehensive Income
In June 2011, the FASB updated the accounting standards related to the presentation of comprehensive income. The standard requires entities to present all nonowner changes in stockholders' equity either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The standard is effective for interim and annual periods beginning after December 15, 2011. The standard is to be applied retrospectively. The adoption of the standard will not impact the Company's financial condition and results of operations.

Fair Value
In May 2011, the FASB updated the accounting standards related to fair value measurement and disclosure requirements. The standard requires entities, for assets and liabilities measured at fair value in the statement of financial position which are Level 3 fair value measurements, to disclose quantitative information about unobservable inputs and assumptions used in the measurements, a description of the valuation processes in place, and a qualitative discussion about the sensitivity of the measurements to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. In addition, the standard requires disclosure of fair value by level within the fair value hierarchy for each class of assets and liabilities not measured at fair value in the statement of financial position but for which the fair value is disclosed. The standard is effective for interim and annual periods beginning on or after December 15, 2011. The adoption of the standard is not expected to have a material impact on the Company's financial condition and results of operations.

Transfers and Servicing: Reconsideration of Effective Control for Repurchase Agreements
In April 2011, the FASB updated the accounting standards related to accounting for repurchase agreements and other similar agreements. The standard modifies the criteria for determining when these transactions would be accounted for as secured borrowings as opposed to sales. The standard is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. The adoption of the standard is not expected to have a material impact on the Company's financial condition and results of operations.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts In October 2010, the FASB updated the accounting standards for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts would be capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees' salaries and benefits directly related to time spent performing specified acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) for a contract that has actually been acquired, (iii) other costs related to the specified acquisition activities that would not have been incurred had the acquisition contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other costs are to be expensed as incurred. The Company retrospectively adopted the standard on January 1, 2012. The cumulative effect of the adoption reduced retained earnings by $65.9 million after-tax at January 1, 2012.

4. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

                                                                          DECEMBER 31, 2011
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR        NONCREDIT
DESCRIPTION OF SECURITIES (IN THOUSANDS)            COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                        $1,111,888     $122,055      $ (5,658)    $1,228,285      $    --
Residential mortgage backed securities              218,956       11,358        (6,004)       224,310       (2,003)
Commercial mortgage backed securities               201,865       13,409            --        215,274           --
State and municipal obligations                      86,592       14,082            --        100,674           --
Asset backed securities                              53,286        3,462          (374)        56,374           --
U.S. government and agencies obligations              6,808          159           (10)         6,957           --
Foreign government bonds and obligations              3,794          512           (19)         4,287           --
--------------------------------------------------------------------------------------------------------------------
  Total                                          $1,683,189     $165,037      $(12,065)    $1,836,161      $(2,003)
====================================================================================================================


RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

                                                                          DECEMBER 31, 2010
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR        NONCREDIT
DESCRIPTION OF SECURITIES (IN THOUSANDS)            COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                        $1,097,502     $ 90,116       $(3,924)    $1,183,694       $   1
Commercial mortgage backed securities               224,135       14,437          (117)       238,455          --
Residential mortgage backed securities              212,480       12,425        (3,284)       221,621        (150)
Asset backed securities                              63,023        4,056          (344)        66,735          --
State and municipal obligations                      78,513        1,742        (1,318)        78,937          --
U.S. government and agencies obligations              9,465          195           (20)         9,640          --
Foreign government bonds and obligations              3,979          527            --          4,506          --
--------------------------------------------------------------------------------------------------------------------
  Total                                          $1,689,097     $123,498       $(9,007)    $1,803,588       $(149)
====================================================================================================================



(1) Represents the amount of other-than-temporary impairment losses in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

At December 31, 2011 and 2010, fixed maturity securities comprised approximately 91% and 90%, respectively, of the Company's total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations ("NRSROs"), including Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch Ratings Ltd. ("Fitch"). The Company uses the median of available ratings from Moody's, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody's, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2011 and 2010, approximately $72.9 million and $70.7 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2011                         DECEMBER 31, 2010
                                        ----------------------------------------  ----------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN THOUSANDS, EXCEPT             AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                      $  419,944    $  451,021         24%      $  447,163    $  477,886         26%
AA                                          106,426       118,091          6          120,768       124,707          7
A                                           260,218       285,900         16          275,272       291,515         16
BBB                                         783,338       873,970         48          738,745       805,948         45
Below investment grade                      113,263       107,179          6          107,149       103,532          6
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                 $1,683,189    $1,836,161        100%      $1,689,097    $1,803,588        100%
==========================================================================================================================



At December 31, 2011 and 2010, approximately 37% and 32%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:


                                                                DECEMBER 31, 2011
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES:              SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 36         $ 92,451       $(3,707)         1          $ 9,263       $(1,951)        37
Residential mortgage
  backed securities           9           19,446          (984)        12           18,970        (5,020)        21
Asset backed
  securities                  1            8,600           (82)         3            2,051          (292)         4
U.S. government and
  agencies
  obligations                --               --            --          1            4,497           (10)         1
Foreign government
  bonds and
  obligations                 2              527           (19)        --               --            --          2
------------------------------------------------------------------------------------------------------------------------
  Total                      48         $121,024       $(4,792)        17          $34,781       $(7,273)        65
========================================================================================================================

                             DECEMBER 31, 2011
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES:                 VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities              $101,714      $ (5,658)
Residential mortgage
  backed securities         38,416        (6,004)
Asset backed
  securities                10,651          (374)
U.S. government and
  agencies
  obligations                4,497           (10)
Foreign government
  bonds and
  obligations                  527           (19)
--------------------------------------------------
  Total                   $155,805      $(12,065)
==================================================


RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

                                                                DECEMBER 31, 2010
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES:              SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 36         $109,372       $(2,478)         5          $12,394       $(1,446)        41
Residential mortgage
  backed securities           1            6,618           (52)        12           17,528        (3,232)        13
Commercial mortgage
  backed securities           2            9,372          (117)        --               --            --          2
Asset backed
  securities                  1              961           (56)         3            3,782          (288)         4
State and municipal
  obligations                16           37,141        (1,318)        --               --            --         16
U.S. government and
  agencies
  obligations                 1            6,808           (20)        --               --            --          1
------------------------------------------------------------------------------------------------------------------------
  Total                      57         $170,272       $(4,041)        20          $33,704       $(4,966)        77
========================================================================================================================

                             DECEMBER 31, 2010
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES:                 VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities              $121,766       $(3,924)
Residential mortgage
  backed securities         24,146        (3,284)
Commercial mortgage
  backed securities          9,372          (117)
Asset backed
  securities                 4,743          (344)
State and municipal
  obligations               37,141        (1,318)
U.S. government and
  agencies
  obligations                6,808           (20)
--------------------------------------------------
  Total                   $203,976       $(9,007)
==================================================



As part of the Company's ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities are attributable to movement in credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities' total other-than-temporary impairments was recognized in other comprehensive income:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Beginning balance                                                 $1,927        $1,894        $ 1,892
Credit losses for which an other-than-temporary impairment
  was not previously recognized                                      646            --            496
Credit losses for which an other-than-temporary impairment
  was previously recognized                                          154            33            861
Reductions for securities sold during the period (realized)           --            --         (1,355)
-------------------------------------------------------------------------------------------------------
Ending balance                                                    $2,727        $1,927        $ 1,894
=======================================================================================================



The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following table presents a rollforward of the net unrealized securities gains (losses) on Available-for-Sale securities included in accumulated other comprehensive income:

                                                                                         ACCUMULATED
                                                                                            OTHER
                                                                                        COMPREHENSI-
                                                                                          VE INCOME
                                                                                         RELATED TO
                                                                 NET                         NET
                                                             UNREALIZED                  UNREALIZED
                                                             SECURITIES                  SECURITIES
                                                                GAINS       DEFERRED        GAINS
(IN THOUSANDS)                                                (LOSSES)     INCOME TAX     (LOSSES)
----------------------------------------------------------------------------------------------------
Balance at January 1, 2009                                    $(97,915)     $ 34,271      $(63,644)
Cumulative effect of accounting change                          (1,149)          402          (747)(1)
Net unrealized securities gains arising during the
period(3)                                                      184,164       (64,458)      119,706
Reclassification of net gains included in net income            (2,943)        1,030        (1,913)
Impact on DAC, DSIC, benefit reserves and reinsurance
recoverables                                                   (35,705)       12,528       (23,177)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2009                                    46,452       (16,227)       30,225(2)
Net unrealized securities gains arising during the
period(3)                                                       60,672       (21,235)       39,437
Reclassification of net gains included in net income            (2,096)          734        (1,362)
Impact on DAC, DSIC, benefit reserves and reinsurance
recoverables                                                   (37,550)       13,111       (24,439)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2010                                    67,478       (23,617)       43,861(2)
Net unrealized securities gains arising during the
period(3)                                                       39,159       (13,706)       25,453
Reclassification of net gains included in net income              (678)          237          (441)
Impact on DAC, DSIC, benefit reserves and reinsurance
recoverables                                                   (16,251)        5,688       (10,563)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2011                                  $ 89,708      $(31,398)     $ 58,310(2)
====================================================================================================



(1) Amount represents the cumulative effect of adopting a new accounting standard on January 1, 2009. See Note 3 for additional information on the adoption impact.
(2) Includes $(1.1) million, $(78) thousand and $(28) thousand, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2011, 2010 and 2009, respectively.
(3) Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Gross realized investment gains                                   $2,036        $2,636        $11,098
Gross realized investment losses                                    (558)         (304)        (2,950)
Other-than-temporary impairments                                    (800)         (236)        (5,205)


Other-than-temporary impairments for the year ended December 31, 2011 primarily related to credit losses on non-agency residential mortgage backed securities. Other-than-temporary impairments for the year ended December 31, 2010 primarily related to credit losses on non-agency residential mortgage backed securities as well as corporate debt securities in the gaming industry. Other-than-temporary impairments for the year ended December 31, 2009 related to credit losses on non-agency residential mortgage backed securities and corporate debt securities in the gaming industry and banking and finance industries.

Available-for-Sale securities by contractual maturity at December 31, 2011 were as follows:

                                                                         AMORTIZED       FAIR
(IN THOUSANDS)                                                             COST          VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                     $   78,703    $   79,742
Due after one year through five years                                      410,958       428,561
Due after five years through 10 years                                      460,163       511,217
Due after 10 years                                                         259,258       320,683
-------------------------------------------------------------------------------------------------
                                                                         1,209,082     1,340,203
Residential mortgage backed securities                                     218,956       224,310
Commercial mortgage backed securities                                      201,865       215,274
Asset backed securities                                                     53,286        56,374
-------------------------------------------------------------------------------------------------
  Total                                                                 $1,683,189    $1,836,161
=================================================================================================



Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

At both December 31, 2011 and 2010, bonds carried at $0.3 million were on deposit with various states as required by law.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                       $ 95,378      $ 97,524      $ 91,198
Income on commercial mortgage loans                                 9,496        10,560        11,716
Income on policy loans and other investments                        2,042         2,167         3,056
-------------------------------------------------------------------------------------------------------
                                                                  106,916       110,251       105,970
Less: investment expenses                                           3,360         3,179         2,891
-------------------------------------------------------------------------------------------------------
  Total                                                          $103,556      $107,072      $103,079
=======================================================================================================



Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                   $678         $2,096        $2,943
Commercial mortgage loans                                           (36)          (450)         (900)
Cash equivalents                                                      1             --             2
-------------------------------------------------------------------------------------------------------
  Total                                                            $643         $1,646        $2,045
=======================================================================================================



5. FINANCING RECEIVABLES

The Company's financing receivables include commercial mortgage loans and policy loans. Policy loans do not exceed the cash value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

ALLOWANCE FOR LOAN LOSSES
The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2011          2010
-------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE LOANS
Beginning balance                                                         $2,538        $2,088
  Charge-offs                                                               (500)           --
  Provisions                                                                  --           450
-------------------------------------------------------------------------------------------------
Ending balance                                                            $2,038        $2,538
=================================================================================================
Individually evaluated for impairment                                     $   --        $  500
Collectively evaluated for impairment                                      2,038         2,038


The recorded investment in financing receivables by impairment method was as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2011          2011
-------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE LOANS
Individually evaluated for impairment                                    $     --      $  5,398
Collectively evaluated for impairment                                     155,331       164,991
-------------------------------------------------------------------------------------------------
Total                                                                    $155,331      $170,389
=================================================================================================



As of December 31, 2011 and 2010, the Company's recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was nil and $3.5 million, respectively.

The Company has not acquired any loans with deteriorated credit quality as of the acquisition date.

CREDIT QUALITY INFORMATION
Nonperforming loans, which are generally loans 90 days or more past due, were nil and $1.9 million as of December 31, 2011 and 2010, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were nil and 3% of total commercial mortgage loans as of December 31, 2011 and 2010, respectively. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

                                                  DECEMBER 31, 2011                         DECEMBER 31, 2010
                                      ----------------------------------------------------------------------------------
                                                     PERCENT OF      FUNDING                   PERCENT OF      FUNDING
(IN THOUSANDS, EXCEPT PERCENTAGES)        LOANS         LOANS      COMMITMENTS      LOANS         LOANS      COMMITMENTS
------------------------------------------------------------------------------------------------------------------------
South Atlantic                          $ 34,768          23%        $   --       $ 35,563          21%         $ --
East North Central                        26,527          17             --         29,896          18            --
Pacific                                   22,107          14             --         24,725          14            --
Mountain                                  21,795          14          2,400         25,656          15            --
Middle Atlantic                           17,138          11             --         18,285          11           100
New England                               14,503           9             --         15,795           9            --
East South Central                         9,524           6             --         10,955           6            --
West South Central                         4,868           3             --          5,073           3            --
West North Central                         4,101           3             --          4,441           3            --
                                      ----------------------------------------------------------------------------------
                                         155,331         100%        $2,400        170,389         100%         $100
                                                    ------------  ------------                ------------  ------------
Less: allowance for loan losses            2,038                                     2,538
                                      ------------                              ------------
  Total                                 $153,293                                  $167,851
========================================================================================================================



Concentrations of credit risk of commercial mortgage loans by property type were as follows:

                                                  DECEMBER 31, 2011                         DECEMBER 31, 2010
                                      ----------------------------------------------------------------------------------
                                                     PERCENT OF      FUNDING                   PERCENT OF      FUNDING
(IN THOUSANDS, EXCEPT PERCENTAGES)        LOANS         LOANS      COMMITMENTS      LOANS         LOANS      COMMITMENTS
------------------------------------------------------------------------------------------------------------------------
Industrial                              $ 42,582          27%        $1,300       $ 46,065          27%         $ --
Office                                    42,358          27          1,100         47,015          28           100
Retail                                    38,676          25             --         44,079          26            --
Apartments                                22,650          15             --         23,714          14            --
Hotel                                      4,020           3             --          4,274           2            --
Mixed Use                                  2,958           2             --          3,068           2            --
Other                                      2,087           1             --          2,174           1            --
                                      ----------------------------------------------------------------------------------
                                         155,331         100%        $2,400        170,389         100%         $100
                                                    ------------  ------------                ------------  ------------
Less: allowance for loan losses            2,038                                     2,538
                                      ------------                              ------------
  Total                                 $153,293                                  $167,851
========================================================================================================================



6. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

During the third quarter of 2011, 2010 and 2009, management reviewed and updated the DAC and DSIC valuation assumptions for the Company's products. As part of its third quarter 2010 process, management extended the projection periods used for its annuity products and revised client asset value growth rates assumed for variable annuity and variable universal life contracts.

The balances of and changes in DAC were as follows:

(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Balance at January 1                                             $227,688      $221,942      $236,619
Capitalization of acquisition costs                                25,183        23,289        27,171
Amortization, excluding the impact of valuation assumptions
review                                                            (19,925)      (24,994)      (21,550)
Amortization impact of valuation assumptions review                (3,900)       17,300         9,600
Impact of change in net unrealized securities gains                (5,104)       (9,849)      (29,898)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                           $223,942      $227,688      $221,942
=======================================================================================================



The balances of and changes in DSIC were as follows:

(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $23,947       $22,919       $23,808
Capitalization of sales inducement costs                              588         2,460         5,305
Amortization, excluding the impact of valuation assumptions
review                                                             (2,408)       (2,744)       (3,441)
Amortization impact of valuation assumptions review                  (400)        2,400           400
Impact of change in net unrealized securities gains                  (505)       (1,088)       (3,153)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $21,222       $23,947       $22,919
=======================================================================================================


RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

As described in Note 3, the Company adopted a new accounting standard on the recognition and presentation of other-than-temporary impairments in the first quarter of 2009. The adoption had no net impact to DAC and DSIC.

7. REINSURANCE

Generally, the Company currently reinsures 90% of the death benefit liability related to almost all individual fixed and variable universal life and term life insurance products. As a result, the Company typically retains and is at risk for 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. The Company began reinsuring risks at this level during 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, the Company, for 1996 and later issues, retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York ("Genworth").

The Company also has life insurance risk previously assumed under a reinsurance arrangement with an unaffiliated insurance company.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in August 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2011 and 2010, traditional life and universal life insurance in force aggregated $11.0 billion and $10.9 billion, respectively, of which $7.1 billion and $6.8 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Direct premiums                                                  $ 34,635       $36,261      $ 35,949
Reinsurance ceded                                                 (10,932)       (9,855)      (10,885)
-------------------------------------------------------------------------------------------------------
Net premiums                                                     $ 23,703       $26,406      $ 25,064
=======================================================================================================



Policy and contract charges are presented on the Statements of Income net of $3.6 million, $3.2 million and $2.9 million of reinsurance ceded for the years ended December 31, 2011, 2010 and 2009, respectively.

Reinsurance recovered from reinsurers was $5.8 million, $3.2 million and $4.5 million for the years ended December 31, 2011, 2010 and 2009, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $67.1 million and $60.8 million related to LTC risk ceded to Genworth as of December 31, 2011 and 2010, respectively. Future policy benefits include $3.9 million and $4.4 million related to an assumed reinsurance arrangement as of December 31, 2011 and 2010, respectively.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

8. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2011          2010
-------------------------------------------------------------------------------------------------
Fixed annuities                                                         $1,175,207    $1,183,309
Variable annuity fixed sub-accounts                                        234,734       235,603
Variable annuity GMWB                                                       66,621        17,818
Variable annuity GMAB                                                       13,632         4,455
Other variable annuity guarantees                                              668           665
-------------------------------------------------------------------------------------------------
  Total annuities                                                        1,490,862     1,441,850
VUL/UL insurance                                                           167,546       159,265
VUL/UL insurance additional liabilities                                     14,315         9,214
Other life, DI and LTC insurance                                           309,419       290,328
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                           1,982,142     1,900,657
Policy claims and other policyholders' funds                                 6,753         7,308
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
     policyholders' funds                                               $1,988,895    $1,907,965
=================================================================================================



Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2011          2010
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                  $3,094,544    $3,112,417
VUL insurance variable sub-accounts                                        318,004       335,073
Other insurance variable sub-accounts                                          927           997
-------------------------------------------------------------------------------------------------
  Total                                                                 $3,413,475    $3,448,487
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and/or GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company's variable annuity guarantees. The Company does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 14 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. The Company also offers term insurance as well as disability products. The Company no longer offers stand alone LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company's fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

9. VARIABLE ANNUITY AND INSURANCE GUARANTEES
The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 8 for additional information regarding the Company's variable annuity guarantees.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

- Return of premium -- provides purchase payments minus adjusted partial surrenders.

- Reset -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered.

- Ratchet -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments, less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance. All new contracts with a living benefit must enroll in the Company's investment allocation program choosing from one of the five asset allocation models.

The Company has GMWB riders in force, which contain one or more of the following provisions:

- Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

- Withdrawals at a specified rate per year for the life of the contractholder ("GMWB for life").

- Withdrawals at a specified rate per year for joint contractholders while either is alive.

- Withdrawals based on performance of the contract.

- Withdrawals based on the age withdrawals begin.

- Once withdrawals begin, the contractholder's funds are moved to one of the three least aggressive asset allocation models.

- Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

                                                        DECEMBER 31, 2011                            DECEMBER 31, 2010
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                                                    CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN          NET         WEIGHTED         TOTAL        VALUE IN
BENEFIT TYPE(1)                       CONTRACT       SEPARATE        AMOUNT         AVERAGE       CONTRACT       SEPARATE
(IN THOUSANDS, EXCEPT AGE)              VALUE        ACCOUNTS      AT RISK(2)    ATTAINED AGE       VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of premium                  $2,011,895     $1,938,491       $17,231          62         $1,870,152     $1,804,744
  Five/six-year reset                   632,457        489,347        17,853          62            792,424        641,143
  One-year ratchet                      447,460        433,022        22,175          64            443,530        428,059
  Five-year ratchet                     181,760        177,014         4,008          61            180,228        175,810
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                    $3,273,572     $3,037,874       $61,267          62         $3,286,334     $3,049,756
===========================================================================================================================
GGU DEATH BENEFIT                    $      129     $      114       $    --          52         $      142     $      127
GMIB                                 $   19,084     $   17,954       $ 4,072          63         $   24,882     $   23,352
GMWB:
  GMWB                               $  231,605     $  230,593       $12,287          65         $  252,182     $  251,003
  GMWB for life                       1,243,218      1,236,664        40,035          64          1,069,666      1,066,043
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                    $1,474,823     $1,467,257       $52,322          64         $1,321,848     $1,317,046
===========================================================================================================================
GMAB                                 $  233,835     $  233,544       $ 3,756          56         $  212,750     $  211,578
                                         DECEMBER 31, 2010
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE(1)                        AMOUNT        ATTAINED
(IN THOUSANDS, EXCEPT AGE)           AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of premium                    $ 6,774          61
  Five/six-year reset                   15,804          62
  One-year ratchet                      11,344          63
  Five-year ratchet                      1,798          61
---------------------------------------------------------------
    Total -- GMDB                      $35,720          62
===============================================================
GGU DEATH BENEFIT                      $    --          51
GMIB                                   $ 2,797          62
GMWB:
  GMWB                                 $ 5,163          64
  GMWB for life                          5,192          63
---------------------------------------------------------------
    Total -- GMWB                      $10,355          63
===============================================================
GMAB                                   $   931          55


(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

Changes in additional liabilities for variable annuity and insurance guarantees were as follows:

(IN THOUSANDS)                                   GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Balance at January 1, 2009                         $ 2,488        $403        $ 75,843      $ 18,796       $  943
Incurred claims                                       (107)        (19)        (66,655)      (14,422)         719
Paid claims                                         (2,056)         --              --            --         (431)
--------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2009                           325         384           9,188         4,374        1,231
Incurred claims                                        661          64           8,630            81        4,926
Paid claims                                           (769)         --              --            --          (81)
--------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2010                           217         448          17,818         4,455        6,076
Incurred claims                                        309          31          48,803         9,177        3,016
Paid claims                                           (337)         --              --            --           (9)
--------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2011                       $   189        $479        $ 66,621      $ 13,632       $9,083
====================================================================================================================



The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2011          2010
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                $1,627,641    $1,715,400
  Bond                                                                   1,313,343     1,232,129
  Other                                                                    106,383       120,187
-------------------------------------------------------------------------------------------------
Total mutual funds                                                      $3,047,367    $3,067,716
=================================================================================================



No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2011, 2010 and 2009.

10. LINES OF CREDIT
The Company has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of the Company's statutory admitted assets as of the prior year end. The interest rate for any borrowings is established by reference to LIBOR. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York State Insurance Department. There were no amounts outstanding on this line of credit at December 31, 2011 and 2010.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

11. FAIR VALUES OF ASSETS AND LIABILITIES
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

VALUATION HIERARCHY
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

ASSETS
Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. The Company's cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include municipal and corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include corporate bonds, certain non-agency residential mortgage backed securities and asset backed securities. The fair value of corporate bonds and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The fair value of certain asset backed securities and non-agency residential mortgage backed securities is obtained from third-party pricing services who use significant unobservable inputs to estimate the fair value.

Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company's due diligence procedures include assessing the vendor's valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the net asset value ("NAV") of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties' nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2011 and 2010. See Note 14 for further information on the credit risk of derivative instruments and related collateral.

LIABILITIES
Future Policy Benefits
The Company values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions (such as, market implied equity volatility and the LIBOR swap curve) and incorporate significant unobservable inputs related to contractholder behavior assumptions (such as withdrawals and lapse rates) and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of the Company's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

Other Liabilities
The fair value of derivatives that are traded in less active over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and options. The Company's nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2011 and 2010. See Note 14 for further information on the credit risk of derivative instruments and related collateral.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2011
                                                       ------------------------------------------------------
(IN THOUSANDS)                                            LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
    Fixed maturities:
     Corporate debt securities                            $   --      $1,146,698      $81,587     $1,228,285
     Residential mortgage backed securities                   --         220,896        3,414        224,310
     Commercial mortgage backed securities                    --         215,238           36        215,274
     State and municipal obligations                          --         100,674           --        100,674
     Asset backed securities                                  --          45,824       10,550         56,374
     U.S. government and agencies obligations              1,425           5,532           --          6,957
     Foreign government bonds and obligations                 --           4,287           --          4,287
-------------------------------------------------------------------------------------------------------------
    Total Available-for-Sale securities: Fixed
    maturities                                             1,425       1,739,149       95,587      1,836,161
  Cash equivalents                                            --          81,690           --         81,690
  Other assets:
    Interest rate derivative contracts                        --          32,604           --         32,604
    Equity derivative contracts                            2,208          51,006           --         53,214
-------------------------------------------------------------------------------------------------------------
  Total other assets                                       2,208          83,610           --         85,818
  Separate account assets                                     --       3,413,475           --      3,413,475
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                $3,633      $5,317,924      $95,587     $5,417,144
=============================================================================================================

Liabilities
  Future policy benefits:
    GMWB and GMAB embedded derivatives                    $   --      $       --      $79,451     $   79,451(1)
  Other liabilities:
    Interest rate derivative contracts                        --           1,433           --          1,433
    Equity derivative contracts                               --           8,878           --          8,878
-------------------------------------------------------------------------------------------------------------
  Total other liabilities                                     --          10,311           --         10,311
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                           $   --      $   10,311      $79,451     $   89,762
=============================================================================================================



(1) The Company's adjustment for nonperformance risk resulted in a $25.4 million cumulative decrease to the embedded derivative liability.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

                                                                          DECEMBER 31, 2010
                                                       ------------------------------------------------------
(IN THOUSANDS)                                            LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
    Fixed maturities:
     Corporate debt securities                            $   --      $1,104,641     $ 79,053     $1,183,694
     Commercial mortgage backed securities                    --         236,355        2,100        238,455
     Residential mortgage backed securities                   --         113,799      107,822        221,621
     Asset backed securities                                  --          51,711       15,024         66,735
     State and municipal obligations                          --          78,937           --         78,937
     U.S. government and agencies obligations              1,432           8,208           --          9,640
     Foreign government bonds and obligations                 --           4,506           --          4,506
-------------------------------------------------------------------------------------------------------------
    Total Available-for-Sale securities: Fixed
    maturities                                             1,432       1,598,157      203,999      1,803,588
  Cash equivalents                                            --          66,199           --         66,199
  Other assets:
    Interest rate derivative contracts                        --           9,401           --          9,401
    Equity derivative contracts                               --           9,963           --          9,963
-------------------------------------------------------------------------------------------------------------
  Total other assets                                          --          19,364           --         19,364
  Separate account assets                                     --       3,448,487           --      3,448,487
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                $1,432      $5,132,207     $203,999     $5,337,638
=============================================================================================================

Liabilities
  Future policy benefits:
    GMWB and GMAB embedded derivatives                    $   --      $       --     $ 21,650     $   21,650(1)
  Other liabilities:
    Interest rate derivative contracts                        --           1,101           --          1,101
    Equity derivative contracts                               --          17,921           --         17,921
-------------------------------------------------------------------------------------------------------------
  Total other liabilities                                     --          19,022           --         19,022
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                           $   --      $   19,022     $ 21,650     $   40,672
=============================================================================================================



(1) The Company's adjustment for nonperformance risk resulted in a $9.4 million cumulative decrease to the embedded derivative liability.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

                                                                                                                 FUTURE
                                                   AVAILABLE-FOR-SALE SECURITIES: FIXED MATURITIES               POLICY
                                        --------------------------------------------------------------------    BENEFITS:
                                                       RESIDENTIAL   COMMERCIAL                                 GMWB AND
                                          CORPORATE     MORTGAGE      MORTGAGE        ASSET                       GMAB
                                            DEBT         BACKED        BACKED        BACKED                     EMBEDDED
(IN THOUSANDS)                           SECURITIES    SECURITIES    SECURITIES    SECURITIES       TOTAL      DERIVATIVES
--------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2011                   $79,053      $107,822       $ 2,100       $15,024      $203,999      $(21,650)
  Total gains (losses) included in:
    Net income                                 939         2,395            --           166         3,500(1)    (49,103)(2)
    Other comprehensive income               1,296        (5,962)           (5)         (820)       (5,491)           --
  Purchases                                 10,399            --            --            --        10,399            --
  Sales                                     (6,774)           --            --            --        (6,774)           --
  Issues                                        --            --            --            --            --        (8,028)
  Settlements                               (3,773)      (18,575)          (39)       (1,319)      (23,706)         (670)
  Transfers into Level 3                       447            --            --            --           447            --
  Transfers out of Level 3                      --       (82,266)       (2,020)       (2,501)      (86,787)           --
--------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2011                 $81,587      $  3,414       $    36       $10,550      $ 95,587      $(79,451)
==========================================================================================================================
Changes in unrealized gains (losses)
  relating to assets and liabilities
  held at December 31, 2011 included
  in:
       Net investment income               $   (27)     $     43       $    --       $   141      $    157      $     --
       Net realized investment gains
          (losses)                              --          (800)           --            --          (800)           --
       Benefits, claims, losses and
          settlement expenses                   --            --            --            --            --       (49,503)


(1) Represents a $149 thousand gain included in net realized investment gains and a $3.4 million gain included in net investment income in the Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Statements of Income.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

                                                                                                                       FUTURE
                                           AVAILABLE-FOR-SALE SECURITIES: FIXED MATURITIES                             POLICY
                                --------------------------------------------------------------------                  BENEFITS:
                                               RESIDENTIAL   COMMERCIAL                                               GMWB AND
                                  CORPORATE     MORTGAGE      MORTGAGE        ASSET                                     GMAB
                                    DEBT         BACKED        BACKED        BACKED                       OTHER       EMBEDDED
(IN THOUSANDS)                   SECURITIES    SECURITIES    SECURITIES    SECURITIES       TOTAL        ASSETS      DERIVATIVES
--------------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2010           $67,825      $121,928       $  142        $15,656      $205,551        $ 137       $(13,413)
  Total gains (losses)
  included in:
    Net income                           6         3,497            1            122         3,626(1)      (137)(2)     (1,334)(3)
    Other comprehensive income       3,245         8,942           (4)         1,553        13,736           --             --
  Purchases, sales, issues and
    settlements, net                 7,977       (26,545)       1,961         (2,307)      (18,914)          --         (6,903)
  Transfers into Level 3                --            --           --             --            --           --             --
  Transfers out of Level 3              --            --           --             --            --           --             --
--------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2010         $79,053      $107,822       $2,100        $15,024      $203,999        $  --       $(21,650)
================================================================================================================================
Changes in unrealized gains
  (losses) relating to assets
  and liabilities held at
  December 31, 2010 included
  in:
       Net investment income       $     6      $  3,519       $   --        $   122      $  3,647        $  --       $     --
       Net realized investment
          gains (losses)                --           (33)          --             --           (33)          --             --
       Benefits, claims,
          losses and
          settlement expenses           --            --           --             --            --           --         (2,113)


(1) Represents a $33 thousand loss included in net realized investment gains and a $3.7 million gain included in net investment income in the Statements of Income.

(2) Included in net investment income in the Statements of Income.

(3) Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The impact to pretax income of the Company's adjustment for nonperformance risk on the fair value of its GMWB and GMAB embedded derivatives was an increase of $8.7 million and $1.0 million, net of DAC and DSIC amortization, for the years ended December 31, 2011 and 2010, respectively.

During the year ended December 31, 2011, transfers out of Level 3 to Level 2 included certain non-agency residential mortgage backed securities and sub-prime non-agency residential mortgage backed securities classified as asset backed securities with a fair value of $84.8 million. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed security market and increased observability of significant inputs to the valuation methodology. All other securities transferred from Level 3 to Level 2 represent securities with fair values that are now obtained from a third-party pricing service with observable inputs. Securities transferred from Level 2 to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following table provides the carrying values and the estimated fair values of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2011                        2010
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN THOUSANDS)                                             VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                        $  153,293    $  164,125    $  167,851    $  173,704
  Policy loans                                              37,367        36,190        36,484        39,876
FINANCIAL LIABILITIES
  Future policy benefits                                $1,075,262    $1,171,288    $1,090,645    $1,139,194
  Separate account liabilities                               7,557         7,557         6,193         6,193


Commercial Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company's estimate of the amount recoverable on the loan.

Policy Loans
The fair value of policy loans is determined using discounted cash flows.

Future Policy Benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company's nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and the Company. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

12. RELATED PARTY TRANSACTIONS
Columbia Management Investment Advisers, LLC is the investment manager for the proprietary mutual funds used as investment options by the Company's variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2011, 2010 and 2009, the Company received $11.9 million, $7.5 million and $4.8 million, respectively, from Columbia Management Investment Advisers, LLC for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $26.0 million, $27.4 million and $32.3 million for 2011, 2010 and 2009, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2011, 2010 and 2009, the Company paid cash dividends of $78.6 million, $28.2 million and nil, respectively, to RiverSource Life. Prior to paying these dividends, the Company provided notification to the New York State Insurance Department and received a response indicating that they did not object to the payments.

The Company filed a consolidated federal income tax return for 2009 with its parent, RiverSource Life. Beginning in 2010, taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. At December 31, 2011, the Company had an amount due to Ameriprise Financial for federal income taxes of $1.0 million. At December 31, 2010, the Company had an amount due from Ameriprise Financial for federal income taxes of $1.8 million. Amounts due to RiverSource Life for federal income taxes were $6.7 million at both December 31, 2011 and 2010.

13. STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS
State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For the Company, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end or statutory net gain (loss) from operations for the immediately preceding calendar year would require pre-notification to the New York State Insurance Department and are subject to potential disapproval. Statutory net gain (loss) from operations was $(3.8) million, $59.5 million and $101.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Reconciliations of net income and shareholder's equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York ("SAP") are as follows:

Net Income

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Net income, per accompanying financial statements                $ 37,734      $ 52,270      $ 56,402
Capitalization/amortization of DAC, net (GAAP item)                (1,358)      (15,595)      (15,221)
Capitalization/amortization of DSIC, net (GAAP item)                2,220        (2,116)       (2,263)
Change in deferred income taxes(1)(2)                              (5,542)        6,789         7,335
Change in future policy benefits(1)                                (5,556)       16,819       (59,162)
Current income tax expense(1)                                          --        (4,355)       (7,584)
Change in separate account liability adjustment (SAP item)         (2,605)       (2,812)       61,812
Derivatives(1)(2)                                                 (31,473)       11,018        46,726
Change in interest maintenance reserve (SAP item)                   1,935         1,313        (3,187)
Other, net                                                         (1,576)         (236)        1,331
-------------------------------------------------------------------------------------------------------
Net income (loss), SAP basis(3)                                  $ (6,221)     $ 63,095      $ 86,189
=======================================================================================================



(1) Represents valuation differences between GAAP and SAP income statement amounts.

(2) Represents amounts which are recorded directly to surplus for statutory reporting purposes.

(3) Results are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Shareholder's Equity

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2011          2010
-------------------------------------------------------------------------------------------------
Shareholder's equity, per accompanying financial statements              $ 444,274     $ 470,641
DAC (GAAP item)                                                           (223,942)     (227,688)
Net unrealized gains and losses on Available-for-Sale investments
(GAAP item)                                                               (152,972)     (114,491)
DSIC (GAAP item)                                                           (21,222)      (23,947)
Asset valuation reserve                                                    (18,618)       (3,279)
Future policy benefits(1)(2)                                                16,983        10,149
Deferred income taxes, net(1)                                               82,178        76,153
Separate account liability adjustment (SAP item)                           154,547       146,852
Non-admitted assets (SAP item)                                             (27,769)      (26,580)
Other, net                                                                 (17,982)      (20,037)
-------------------------------------------------------------------------------------------------
Capital and surplus, SAP basis(3)                                        $ 235,477     $ 287,773
=================================================================================================



(1) Represents valuation differences between GAAP and SAP balance sheet amounts.

(2) In 2010, RiverSource Life recorded a prior period correction of $(12.9) million to comply with New York Regulation 147 valuation requirements for variable universal life reserves.

(3) Includes unassigned surplus of $117.9 million and $168.6 million at December 31, 2011 and 2010, respectively.

14. DERIVATIVES AND HEDGING ACTIVITIES
Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company's products and operations.

The Company currently uses derivatives as economic hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

                                                    ASSET                                      LIABILITY
DERIVATIVES NOT              BALANCE     ---------------------------      BALANCE     ---------------------------
DESIGNATED                    SHEET      DECEMBER 31,   DECEMBER 31,       SHEET      DECEMBER 31,   DECEMBER 31,
AS HEDGING INSTRUMENTS      LOCATION         2011           2010         LOCATION         2011           2010
-----------------------------------------------------------------------------------------------------------------
                                                (IN THOUSANDS)                               (IN THOUSANDS)
GMWB AND GMAB
  Interest rate                                                        Other
  contracts               Other assets      $32,604        $ 9,401     liabilities       $ 1,433        $ 1,101
                                                                       Other
  Equity contracts        Other assets       53,214          9,963     liabilities         8,878         17,921
                                                                       Future
  Embedded                Not                                          policy
  derivatives(1)          applicable             --             --     benefits           79,451         21,650
                                         ---------------------------                  ---------------------------
Total derivatives                           $85,818        $19,364                       $89,762        $40,672
                                         ===========================                  ===========================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

See Note 11 for additional information regarding the Company's fair value measurement of derivative instruments.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income:

                                      LOCATION OF
                                      GAIN (LOSS)
                                        ON
                                      DERIVATIVES                    AMOUNT OF GAIN (LOSS) ON
                                      RECOGNIZED                 DERIVATIVES RECOGNIZED IN INCOME
DERIVATIVES NOT DESIGNATED                IN            --------------------------------------------------
AS HEDGING INSTRUMENTS                INCOME                2011               2010               2009
----------------------------------------------------------------------------------------------------------
                                                                 (IN THOUSANDS)
GMWB AND GMAB
                                     Benefits,
                                     claims,
                                     losses and
                                     settlement
  Interest rate contracts            expenses             $ 28,823           $ 17,503           $(12,897)
                                     Benefits,
                                     claims,
                                     losses and
                                     settlement
  Equity contracts                   expenses                7,402            (16,587)           (47,198)
                                     Benefits,
                                     claims,
                                     losses and
                                     settlement
  Foreign currency contracts         expenses                 (188)                --                 --
                                     Benefits,
                                     claims,
                                     losses and
                                     settlement
  Embedded derivatives(1)            expenses              (57,801)            (8,237)            81,052
----------------------------------------------------------------------------------------------------------
    Total derivatives                                     $(21,764)          $ (7,321)          $ 20,957
==========================================================================================================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity and interest rate risk related to the Company's variable annuity guaranteed benefits.

Certain of the Company's annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options and interest rate swaps. At December 31, 2011 and 2010, the gross notional amount of derivatives contracts for the Company's GMWB and GMAB provisions was $1.8 billion and $985.7 million, respectively.

The deferred premium associated with certain options is paid semi-annually over the life of the option contract. The following is a summary of the payments the Company is scheduled to make for these options:

                                                                                 PREMIUMS
(IN THOUSANDS)                                                                    PAYABLE
-------------------------------------------------------------------------------------------
2012                                                                              $13,403
2013                                                                               12,573
2014                                                                               12,573
2015                                                                               12,035
2016                                                                               10,639
2017-2025                                                                          25,080


Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

EMBEDDED DERIVATIVES
Certain annuities contain GMAB and non-life contingent GMWB provisions which are considered embedded derivatives. These embedded derivatives are bifurcated from their host contracts and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

CREDIT RISK
Credit risk associated with the Company's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. As of December 31, 2011 and 2010, the Company held $45.7 million and $2.2 million, respectively, in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral the Company is obligated to return to counterparties. As of December 31, 2011 and 2010, the Company had accepted additional collateral consisting of various securities with a fair value of $22.9 million and nil, respectively, which are not reflected on the Balance Sheets. As of December 31, 2011 and 2010, the Company's maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $8.6 million and $9.1 million, respectively.

Certain of the Company's derivative instruments contain provisions that adjust the level of collateral the Company is required to post based on the Company's financial strength rating (or based on the debt rating of RiverSource Life's parent, Ameriprise

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


Financial). Additionally, certain of the Company's derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial's debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company's counterparty could require immediate settlement of any net liability position. At December 31, 2011 and 2010, the aggregate fair value of all derivative instruments in a net liability position containing such credit risk features was $687 thousand and $10.4 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2011 and 2010 was $687 thousand and $10.4 million, respectively. If the credit risk features of derivative contracts that were in a net liability position at December 31, 2011 and 2010 were triggered, the Company's obligation would be limited to the net liability position.

15. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The components of income tax provision were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                         $16,722       $11,154       $16,836
  State                                                              (579)          720         1,677
-------------------------------------------------------------------------------------------------------
    Total current income tax                                       16,143        11,874        18,513
Deferred federal income tax benefit                                (5,542)        6,789         7,335
-------------------------------------------------------------------------------------------------------
Income tax provision                                              $10,601       $18,663       $25,848
=======================================================================================================



The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2011          2010          2009
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                          35.0%        35.0%         35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                          (10.0)        (5.3)         (5.4)
  State taxes, net of federal benefit                               (0.8)         0.6           1.3
  Taxes applicable to prior years                                   (0.3)        (3.0)          1.1
  Foreign tax credit, net of addback                                (1.9)        (1.1)         (0.6)
  Other                                                             (0.1)         0.1            --
-------------------------------------------------------------------------------------------------------
Income tax provision (effective tax rate)                           21.9%        26.3%         31.4%
=======================================================================================================



For 2011, the decrease in the effective tax rate primarily reflects a decrease in pretax income for 2011 compared to 2010 as well as a favorable audit settlement related to the dividends received deduction. For 2010, the decrease in the effective tax rate primarily reflects a decrease in pretax income for 2010 compared to 2009 while tax advantaged items increased for 2010 compared to 2009.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2011          2010
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                 $ 75,232      $ 60,121
  Investment related                                                           --         6,084
  Capital loss and tax credit carryforward                                  2,106            --
  Other                                                                     2,556         1,994
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           79,894        68,199
Deferred income tax liabilities:
  DAC                                                                      71,051        70,102
  Net unrealized gains on Available-for Sale securities                    31,398        23,617
  Investment related                                                        6,157            --
  DSIC                                                                      7,428         8,382
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                     116,034       102,101
-------------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                      $ 36,140      $ 33,902
=================================================================================================



The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, i) future taxable income exclusive of reversing temporary differences and carryforwards, ii) future reversals of existing taxable temporary differences, iii) taxable income in prior carryback years, and iv) tax planning strategies. Based on analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of December 31, 2011 and 2010.

The Company has tax benefits related to capital loss carryforwards of $2.1 million which expire beginning December 31, 2015.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $ 2,330       $(1,602)      $(2,146)
Additions based on tax positions related to the current year           --            --            61
Additions for tax positions of prior years                          6,000        12,642           807
Reductions for tax positions of prior years                          (634)       (5,954)         (324)
Settlements                                                        (1,272)       (2,756)           --
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $ 6,424       $ 2,330       $(1,602)
=======================================================================================================



If recognized, approximately $424 thousand, $2.3 million and $2.9 million, net of federal tax benefits, of the unrecognized tax benefits as of December 31, 2011, 2010 and 2009, respectively, would affect the effective tax rate.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net reduction of $3.9 million, and a net increase of $1.8 million and $17 thousand in interest and penalties for the years ended December 31, 2011, 2010 and 2009, respectively. At December 31, 2011 and 2010, the Company had a payable of $2.0 million and a receivable of $1.9 million, respectively, related to the accrual of interest and penalties.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $6.4 million in the next 12 months.

Ameriprise Financial and the Company file income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Internal Revenue Service ("IRS") had completed its field examination of the 1997 through 2007 tax returns in recent years. However, for federal income tax purposes, these years except for 2007, continue to remain open as a consequence of certain issues under appeal. The IRS is currently auditing the Company's income tax returns for 2008 and 2009. The Company's state income tax returns are currently under examination by various jurisdictions for years ranging from 1999 through 2009.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

It is possible there will be corporate tax reform in the next few years. While impossible to predict, based on current information, corporate tax reform is likely to include a reduction in the corporate tax rate coupled with reductions in tax preferred items. Any changes could have a material impact on the Company's income tax expense and deferred tax balances.

The items comprising other comprehensive income (loss) are presented net of the following income tax benefit amounts:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains                                   $7,780        $7,390        $50,498


16. COMMITMENTS AND CONTINGENCIES
At December 31, 2011 and 2010, the Company had no material commitments to purchase investments other than mortgage loan fundings. See Note 5 for additional information.

The Company's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2011, these guarantees range up to 5.0%. To the extent the yield on the Company's invested assets portfolio declines below its target spread plus the minimum guarantee, the Company's profitability would be negatively affected.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide review of unclaimed property and escheatment practices and procedures, the Company is responding to a request from the New York insurance regulator regarding its abandoned property. The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association. The financial crisis of 2008 and 2009 and subsequent uncertainty and volatility in the U.S. economy and financial markets have weakened the financial condition of numerous insurers, including insurers currently in receiverships, increasing the risk of triggering guaranty fund assessments.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

(RIVERSOURCE ANNUITIES LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1-800-541-2251

           RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Co. of
                           New York, Albany, New York.
Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.

      (C)2008-2012 RiverSource Life Insurance Company. All rights reserved. 45282 N (4/12)